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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1879

Janus Investment Fund

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz, 151 Detroit Street, Denver, Colorado 80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 6/30

Date of reporting period: 9/30/14

Item 1. Schedule of Investments.

INTECH Global Dividend Fund

Schedule of Investments (unaudited)

As of September 30, 2014

Shares		Value
Common Stock — 99.3%
Aerospace & Defense — 1.4%
5,326	BAE Systems PLC	$ 40,691
18,649	Cobham PLC	87,514
400	Lockheed Martin Corp.	73,112
300	Raytheon Co.	30,486
11,000	Singapore Technologies Engineering, Ltd.	31,434
		263,237
Air Freight & Logistics — 0.3%
9,805	Toll Holdings, Ltd.	48,229
Auto Components — 0.3%
269	Cie Generale des Etablissements Michelin	25,292
994	Nokian Renkaat Oyj	29,879
		55,171
Automobiles — 0.4%
1,000	Daihatsu Motor Co., Ltd.	15,832
348	Daimler AG	26,688
800	General Motors Co.	25,552
		68,072
Building Products — 0.5%
402	Cie de St-Gobain	18,308
205	Geberit AG	66,052
		84,360
Capital Markets — 1.7%
4,768	Aberdeen Asset Management PLC	30,784
2,400	CI Financial Corp.	72,377
13,540	ICAP PLC	84,645
400	IGM Financial, Inc.	17,253
13,594	Investec PLC	114,050
		319,109
Chemicals — 2.0%
300	Agrium, Inc.	26,673
133	BASF SE	12,197
600	EI du Pont de Nemours & Co.	43,056
37	Givaudan SA	58,970
10,861	Incitec Pivot, Ltd.	25,643
4,402	Israel Chemicals, Ltd.	31,670
327	Koninklijke DSM NV	20,142
1,020	Orica, Ltd.	16,796
1,400	Potash Corp. of Saskatchewan, Inc.	48,484
1,827	Yara International ASA	91,625
		375,256
Commercial Banks — 3.5%
679	Australia & New Zealand Banking Group, Ltd.	18,344
8,200	Bank of East Asia, Ltd.	33,236
800	Bank of Montreal	58,889
1,600	Bank of Nova Scotia	98,975
6,089	Bendigo and Adelaide Bank, Ltd.	63,302
40,000	BOC Hong Kong Holdings, Ltd.	127,628
400	Canadian Imperial Bank of Commerce	35,931
1,000	DBS Group Holdings, Ltd.	14,421
3,500	Hang Seng Bank, Ltd.	56,223
2,000	Oversea-Chinese Banking Corp., Ltd.	15,255
200	Royal Bank of Canada	14,297
500	Toronto-Dominion Bank	24,679
5,000	United Overseas Bank, Ltd.	87,633
		648,813
Commercial Services & Supplies — 1.3%
1,959	Brambles, Ltd.	16,279
789	Edenred	19,439
22,989	G4S PLC	93,206
2,282	Securitas AB - Class B	25,342
1,600	Waste Management, Inc.	76,048
		230,314
Communications Equipment — 0.5%
1,300	Cisco Systems, Inc.	32,721
4,152	Telefonaktiebolaget LM Ericsson - Class B	52,426
		85,147
Construction & Engineering — 1.7%
2,054	Bouygues SA	66,122
1,569	Koninklijke Boskalis Westminster NV	87,773
5,640	Skanska AB - Class B	116,216
556	Vinci SA	32,188
		302,299
Containers & Packaging — 0.7%
2,134	Amcor, Ltd.	21,180
1,700	MeadWestvaco Corp.	69,598
3,758	Rexam PLC	29,948
		120,726
Distributors — 0.5%
600	Genuine Parts Co.	52,626
1,000	Jardine Cycle & Carriage, Ltd.	33,649
		86,275
Diversified Consumer Services — 0.2%
1,300	H&R Block, Inc.	40,313
Diversified Financial Services — 0.4%
1,021	ASX, Ltd.	31,975
1,017	Industrivarden AB - Class C	17,714
3,000	Singapore Exchange, Ltd.	16,969
		66,658
Diversified Telecommunication Services — 5.0%
1,200	AT&T, Inc.	42,288
977	BCE, Inc.	41,783
3,925	Belgacom SA	136,575
2,704	Elisa Oyj	71,554
2,143	Inmarsat PLC	24,267
4,300	Nippon Telegraph & Telephone Corp.	267,653
53,000	PCCW, Ltd.	33,323
6,000	Singapore Telecommunications, Ltd.	17,836
66	Swisscom AG	37,502
8,611	TDC A/S	65,204
3,608	Telenor ASA	79,201
3,578	TeliaSonera AB	24,702
17,183	Telstra Corp., Ltd.	79,481
		921,369
Electric Utilities — 9.1%
1,400	American Electric Power Co., Inc.	73,094
5,000	Cheung Kong Infrastructure Holdings, Ltd.	35,112
12,000	CLP Holdings, Ltd.	96,239
8,744	Contact Energy, Ltd.	40,799
266	Duke Energy Corp.	19,889
43,369	EDP - Energias de Portugal SA	188,658
3,200	Entergy Corp.	247,456
400	Fortis, Inc.	12,367
10,567	Fortum Oyj	256,818
400	NextEra Energy, Inc.	37,552
362	Northeast Utilities	16,037
700	OGE Energy Corp.	25,977
300	Pinnacle West Capital Corp.	16,392
11,000	Power Assets Holdings, Ltd.	97,295
700	PPL Corp.	22,988
1,023	Red Electrica Corp. SA	88,267
500	Southern Co.	21,825
10,240	SSE PLC	255,621
19,770	Terna Rete Elettrica Nazionale SpA	99,079
600	Xcel Energy, Inc.	18,240
		1,669,705
Electrical Equipment — 0%
343	ABB, Ltd.	7,676
Energy Equipment & Services — 2.0%
836	Akastor ASA	3,361
836	Aker Solutions ASA (144A)	8,507
3,195	AMEC PLC	56,867
600	Ensco PLC - Class A	24,786
517	Fugro NV	15,633
1,100	Noble Corp. PLC	24,442
3,032	Petrofac, Ltd.	50,674
6,665	Seadrill, Ltd.	177,999
612	WorleyParsons, Ltd.	8,181
		370,450
Food & Staples Retailing — 2.4%
774	Casino Guichard Perrachon SA	83,167
261	Delhaize Group SA	18,119
8,806	J Sainsbury PLC	35,847
2,982	Koninklijke Ahold NV	48,216
700	Lawson, Inc.	48,995
15,710	Metcash, Ltd.	36,036
400	Sysco Corp.	15,180
3,628	Tesco PLC	10,851
2,054	Wesfarmers, Ltd.	75,545
11,074	WM Morrison Supermarkets PLC	30,202
1,052	Woolworths, Ltd.	31,446
		433,604
Food Products — 2.1%
400	Campbell Soup Co.	17,092
4,000	ConAgra Foods, Inc.	132,160
500	General Mills, Inc.	25,225
400	Kellogg Co.	24,640
600	Kraft Foods Group, Inc.	33,840
103	Nestle SA	7,557
9,712	Orkla ASA	87,918
2,738	Tate & Lyle PLC	26,110
217	Unilever NV	8,625
301	Unilever PLC	12,562
		375,729
Gas Utilities — 1.7%
2,161	Enagas SA	69,538
6,805	Gas Natural SDG SA	199,764
7,282	Snam SpA	40,137
		309,439
Health Care Equipment & Supplies — 0.1%
263	Cochlear, Ltd.	15,981
Health Care Providers & Services — 0.5%
5,663	Sonic Healthcare, Ltd.	86,789
Hotels, Restaurants & Leisure — 1.6%
700	Darden Restaurants, Inc.	36,022
1,259	Flight Centre Travel Group, Ltd.	46,970
200	McDonald's Corp.	18,962
15,000	SJM Holdings, Ltd.	28,634
12,176	Tatts Group, Ltd.	33,589
8,855	TUI Travel PLC	55,608
5,286	William Hill PLC	31,552
13,200	Wynn Macau, Ltd.	42,034
		293,371
Household Durables — 1.6%
551	Electrolux AB - Series B	14,488
1,900	Garmin, Ltd.#	98,781
10,514	Husqvarna AB - Class B	74,079
2,300	Leggett & Platt, Inc.	80,316
2,100	Sekisui House, Ltd.	24,802
		292,466
Household Products — 1.0%
800	Clorox Co.	76,832
200	Kimberly-Clark Corp.	21,514
915	Reckitt Benckiser Group PLC	79,186
		177,532
Industrial Conglomerates — 0.4%
2,000	Keppel Corp., Ltd.	16,445
18,000	NWS Holdings, Ltd.	31,969
3,000	SembCorp Industries, Ltd.	12,186
157	Siemens AG	18,710
		79,310
Information Technology Services — 0.6%
800	Paychex, Inc.	35,360
4,800	Western Union Co.	76,992
		112,352
Insurance — 7.3%
3,826	Admiral Group PLC	79,305
76	Allianz SE	12,311
2,855	AXA SA	70,302
1,400	Cincinnati Financial Corp.	65,870
3,690	CNP Assurances	69,463
25,394	Direct Line Insurance Group PLC	121,044
6,539	Gjensidige Forsikring ASA	138,272
1,200	Great-West Lifeco, Inc.	34,517
409	Hannover Rueck SE	33,048
21,705	Insurance Australia Group, Ltd.	116,356
67,074	Legal & General Group PLC	248,809
9,009	Mapfre SA	31,795
101	Muenchener Rueckversicherungs AG	19,989
5,137	Old Mutual PLC	15,059
1,300	Power Corp. of Canada	36,081
500	Power Financial Corp.	15,297
786	Sampo Oyj - Class A	38,065
1,359	SCOR SE	42,392
7,369	Standard Life PLC	49,214
226	Swiss Re AG	18,001
298	Tryg A/S	30,906
369	Vienna Insurance Group AG Wiener Versicherung Gruppe	16,622
80	Zurich Insurance Group AG	23,794
		1,326,512
Leisure Products — 1.1%
1,800	Hasbro, Inc.	98,991
2,400	Mattel, Inc.	73,560
1,000	Sankyo Co., Ltd.	35,858
		208,409
Machinery — 0.9%
618	Atlas Copco AB - Class B	15,989
620	Metso Oyj	22,022
8,000	SembCorp Marine, Ltd.	23,397
1,537	SKF AB - Class B	32,100
755	Wartsila Oyj Abp	33,771
35,000	Yangzijiang Shipbuilding Holdings, Ltd.	32,333
		159,612
Marine — 0.1%
146	Kuehne + Nagel International AG	18,423
Media — 2.4%
365	Axel Springer SE	20,060
2,557	British Sky Broadcasting Group PLC	36,361
2,992	Eutelsat Communications SA	96,462
2,289	Lagardere SCA	61,089
4,003	Pearson PLC	80,398
1,290	Reed Elsevier NV	29,227
1,390	Reed Elsevier PLC	22,183
1,148	SES SA (FDR)	39,680
1,100	Shaw Communications, Inc. - Class B	26,965
1,015	Wolters Kluwer NV	27,032
		439,457
Metals & Mining — 1.6%
2,214	Anglo American PLC	49,297
3,707	Antofagasta PLC	43,242
511	BHP Billiton PLC	14,185
669	BHP Billiton, Ltd.	19,681
8,153	Fortescue Metals Group, Ltd.	24,672
1,200	Freeport-McMoRan, Inc.	39,180
500	Nucor Corp.	27,140
324	Rio Tinto PLC	15,905
693	Rio Tinto, Ltd.	36,009
1,300	Teck Resources, Ltd. - Class B	24,623
		293,934
Multi-Utilities — 4.1%
300	Alliant Energy Corp.	16,623
900	CenterPoint Energy, Inc.	22,023
2,950	Centrica PLC	14,667
1,300	CMS Energy Corp.	38,558
300	Consolidated Edison, Inc.	16,998
400	DTE Energy Co.	30,432
400	Integrys Energy Group, Inc.	25,928
6,930	National Grid PLC	99,350
1,200	NiSource, Inc.	49,176
2,500	PG&E Corp.	112,600
900	Public Service Enterprise Group, Inc.	33,516
1,600	SCANA Corp.	79,376
300	Sempra Energy	31,614
5,372	Suez Environment Co.	90,462
2,000	Wisconsin Energy Corp.	86,000
		747,323
Multiline Retail — 0.1%
3,390	Marks & Spencer Group PLC	22,140
Oil, Gas & Consumable Fuels — 12.5%
9,300	Canadian Oil Sands, Ltd.	171,582
800	Chevron Corp.	95,456
6,400	ConocoPhillips	489,728
600	Husky Energy, Inc.	16,471
1,200	Keyera Corp.	96,692
1,538	Neste Oil Oyj	31,651
430	OMV AG	14,463
1,615	Repsol SA	38,216
718	Royal Dutch Shell PLC - Class A	27,382
2,480	Royal Dutch Shell PLC - Class B	97,816
3,000	Spectra Energy Corp.	117,780
7,062	Statoil ASA	192,212
3,000	TonenGeneral Sekiyu KK	26,244
4,341	Total SA	280,516
3,300	TransCanada Corp.	169,980
1,500	Vermilion Energy, Inc.	91,329
9,046	Woodside Petroleum, Ltd.	320,696
		2,278,214
Pharmaceuticals — 8.0%
1,700	AbbVie, Inc.	98,192
6,361	AstraZeneca PLC	455,659
600	Bristol-Myers Squibb Co.	30,708
1,800	Daiichi Sankyo Co., Ltd.	28,266
500	Eisai Co., Ltd.	20,234
700	Eli Lilly & Co.	45,395
765	GlaxoSmithKline PLC	17,507
800	Johnson & Johnson	85,272
500	Merck & Co., Inc.	29,640
278	Novartis AG	26,187
3,028	Orion Oyj - Class B	118,073
900	Pfizer, Inc.	26,613
90	Roche Holding AG	26,655
510	Sanofi	57,529
400	Takeda Pharmaceutical Co., Ltd.	17,401
7,214	Teva Pharmaceutical Industries, Ltd.	388,108
		1,471,439
Professional Services — 0.2%
328	Adecco SA	22,136
2,707	ALS, Ltd.	12,400
		34,536
Real Estate Management & Development — 1.9%
1,500	Daito Trust Construction Co., Ltd.	177,301
6,000	Hysan Development Co., Ltd.	27,758
6,000	Keppel Land, Ltd.	16,448
30,000	Sino Land Co., Ltd.	46,441
3,000	Sun Hung Kai Properties, Ltd.	42,448
1,500	Swire Pacific, Ltd. - Class A	19,326
258	Swiss Prime Site AG	19,164
		348,886
Road & Rail — 0.2%
24,000	ComfortDelGro Corp., Ltd.	45,094
Semiconductor & Semiconductor Equipment — 2.8%
11,100	Intel Corp.	386,502
4,000	Maxim Integrated Products, Inc.	120,960
		507,462
Software — 0.4%
2,700	CA, Inc.	75,438
Specialty Retail — 0.6%
700	GameStop Corp. - Class A	28,840
463	Hennes & Mauritz AB - Class B	19,217
700	L Brands, Inc.	46,886
1,900	Staples, Inc.#	22,990
		117,933
Technology Hardware, Storage & Peripherals — 1.4%
1,800	Canon, Inc.	58,548
3,400	Seagate Technology PLC	194,718
		253,266
Textiles, Apparel & Luxury Goods — 0.5%
700	Coach, Inc.	24,927
504	Hugo Boss AG	62,959
		87,886
Tobacco — 6.9%
6,800	Altria Group, Inc.	312,392
3,765	British American Tobacco PLC	211,594
2,611	Imperial Tobacco Group PLC	112,298
7,500	Lorillard, Inc.	449,325
200	Philip Morris International, Inc.	16,680
2,200	Reynolds American, Inc.	129,800
931	Swedish Match AB	30,071
		1,262,160
Trading Companies & Distributors — 1.5%
1,600	ITOCHU Corp.	19,568
6,000	Marubeni Corp.	41,107
3,200	Mitsubishi Corp.	65,596
5,900	Mitsui & Co., Ltd.	93,113
2,743	Rexel SA	51,015
1,100	Sumitomo Corp.	12,150
		282,549
Transportation Infrastructure — 0.2%
11,240	Auckland International Airport, Ltd.	33,743
Water Utilities — 0.2%
954	Severn Trent PLC	28,906
Wireless Telecommunication Services — 0.9%
365	Millicom International Cellular SA (SDR)	29,239
2,900	NTT DOCOMO, Inc.	48,440
500	Rogers Communications, Inc. - Class B	18,718
9,000	StarHub, Ltd.	29,025
12,634	Vodafone Group PLC	41,640
		167,062
Total Common Stock (cost $17,566,168)		18,150,136
Preferred Stock — 0.2%
Media — 0.2%
1,026	ProSiebenSat.1 Media AG (cost $45,797)	40,833
Investment Purchased with Cash Collateral From Securities Lending — 0.5%
91,700	Janus Cash Collateral Fund LLC, 0.0650%∞,£ (cost $91,700)	91,700
Total Investments (total cost $17,703,665) – 100%		$ 18,282,669

Summary of Investments by Country – (Long Positions)

September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$ 5,494,921	30.1%
United Kingdom	3,054,146	16.7
Australia	1,185,580	6.5
Canada	1,153,963	6.3
France	1,103,426	6.0
Japan	1,001,108	5.5
Norway	779,095	4.3
Hong Kong	717,666	3.9
Finland	601,833	3.3
Sweden	451,583	2.5
Spain	427,580	2.3
Israel	419,778	2.3
Singapore	392,125	2.1
Switzerland	332,117	1.8
Germany	246,795	1.4
Netherlands	236,648	1.3
Portugal	188,658	1.0
Belgium	154,694	0.8
Italy	139,216	0.8
Denmark	96,110	0.5
New Zealand	74,542	0.4
Austria	31,085	0.2
Total	$ 18,282,669	100.0%

††	Includes Cash Equivalents of 0.5%.

Notes to Schedule of Investments (unaudited)

FDR	Fixed Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
SDR	Swedish Depositary Receipt

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
INTECH Global Dividend Fund	$8,507	0.0%

∞ Rate shown is the 7-day yield as of September 30, 2014.

# Loaned security; a portion of the security is on loan at September 30, 2014.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
INTECH Global Dividend Fund
Janus Cash Collateral Fund LLC	422,686	827,976	(1,158,962)	91,700	$ -	$1,182(1)	$91,700
Janus Cash Liquidity Fund LLC	236,030	2,343,054	(2,579,084)	-	-	45	-
					$ -	$1,227	$91,700

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock
Aerospace & Defense	$103,598	$159,639	$—
Air Freight & Logistics	—	48,229	—
Auto Components	—	55,171	—
Automobiles	25,552	42,520	—
Building Products	—	84,360	—
Capital Markets	89,630	229,479	—
Chemicals	118,213	257,043	—
Commercial Banks	232,771	416,042	—
Commercial Services & Supplies	76,048	154,266	—
Communications Equipment	32,721	52,426	—
Construction & Engineering	—	302,299	—
Containers & Packaging	69,598	51,128	—
Distributors	52,626	33,649	—
Diversified Financial Services	—	66,658	—
Diversified Telecommunication Services	84,071	837,298	—
Electric Utilities	511,817	1,157,888	—
Electrical Equipment	—	7,676	—
Energy Equipment & Services	57,735	312,715	—
Food & Staples Retailing	15,180	418,424	—
Food Products	232,957	142,772	—
Gas Utilities	—	309,439	—
Health Care Equipment & Supplies	—	15,981	—
Health Care Providers & Services	—	86,789	—
Hotels, Restaurants & Leisure	54,984	238,387	—
Household Durables	179,097	113,369	—
Household Products	98,346	79,186	—
Industrial Conglomerates	—	79,310	—
Insurance	151,765	1,174,747	—
Leisure Products	172,551	35,858	—
Machinery	—	159,612	—
Marine	—	18,423	—
Media	26,965	412,492	—
Metals & Mining	90,943	202,991	—
Multi-Utilities	542,844	204,479	—
Multiline Retail	—	22,140	—
Oil, Gas & Consumable Fuels	1,249,018	1,029,196	—
Pharmaceuticals	315,820	1,155,619	—
Professional Services	—	34,536	—
Real Estate Management & Development	19,164	329,722	—
Road & Rail	—	45,094	—
Specialty Retail	98,716	19,217	—
Technology Hardware, Storage & Peripherals	194,718	58,548	—
Textiles, Apparel & Luxury Goods	24,927	62,959	—
Tobacco	908,197	353,963	—
Trading Companies & Distributors	—	282,549	—
Transportation Infrastructure	—	33,743	—
Water Utilities	—	28,906	—
Wireless Telecommunication Services	18,718	148,344	—
All Other	735,565	—	—

Preferred Stock	—	40,833	—

Investment Purchased with Cash Collateral From Securities Lending	—	91,700	—
Total Assets	$6,584,855	$11,697,814	$—

INTECH International Fund

Schedule of Investments (unaudited)

As of September 30, 2014

Shares		Value
Common Stock — 98.9%
Aerospace & Defense — 0.1%
10,667	Cobham PLC	$ 50,057
Air Freight & Logistics — 0%
5,340	Royal Mail PLC	33,943
Airlines — 0.4%
41,000	ANA Holdings, Inc.	95,429
6,800	Japan Airlines Co., Ltd.	186,125
		281,554
Auto Components — 1.0%
5,400	Koito Manufacturing Co., Ltd.	146,841
10,600	NGK Spark Plug Co., Ltd.	312,564
5,300	NOK Corp.	121,749
5,600	Stanley Electric Co., Ltd.	121,244
		702,398
Automobiles — 1.8%
11,500	Isuzu Motors, Ltd.	162,701
26,900	Suzuki Motor Corp.	892,743
12,800	Yamaha Motor Co., Ltd.	250,690
		1,306,134
Beverages — 0.1%
1,177	SABMiller PLC	65,394
Biotechnology — 1.1%
6,430	Actelion, Ltd.	754,026
Building Products — 0.4%
4,200	Daikin Industries, Ltd.	260,681
Capital Markets — 1.0%
29,619	Aberdeen Asset Management PLC	191,230
41,105	Investec PLC	344,859
4,050	Macquarie Group, Ltd.	203,717
		739,806
Chemicals — 2.0%
5,000	Air Water, Inc.	74,463
16,000	Asahi Kasei Corp.	130,026
14,000	Daicel Corp.	150,546
241	EMS-Chemie Holding AG	99,848
5,700	Hitachi Chemical Co., Ltd.	100,495
13,000	Kansai Paint Co., Ltd.	194,324
19,100	Kuraray Co., Ltd.	224,175
13,000	Mitsui Chemicals, Inc.	36,190
9,000	Nippon Paint Co., Ltd.	202,792
18	Sika AG	62,180
3,734	Yara International ASA	187,263
		1,462,302
Commercial Banks — 8.9%
10,877	Australia & New Zealand Banking Group, Ltd.	293,850
215,400	Banco Comercial Portugues SA - Class R	27,773
97,599	Banco Santander SA	933,592
19,000	Bank of Kyoto, Ltd.	157,974
66,000	Bank of Yokohama, Ltd.	363,357
17,409	Bendigo and Adelaide Bank, Ltd.	180,987
22,500	BOC Hong Kong Holdings, Ltd.	71,791
43,000	Chiba Bank, Ltd.	299,485
9,500	Chugoku Bank, Ltd.	139,651
2,058	Commonwealth Bank of Australia	135,116
19,195	Danske Bank A/S	520,274
8,000	DBS Group Holdings, Ltd.	115,368
43,000	Fukuoka Financial Group, Inc.	205,259
8,000	Gunma Bank, Ltd.	46,144
21,000	Hachijuni Bank, Ltd.	126,301
28,000	Hiroshima Bank, Ltd.	137,409
14,000	Hokuhoku Financial Group, Inc.	27,413
56,503	Intesa Sanpaolo SpA	150,998
359,702	Intesa Sanpaolo SpA	1,087,844
7,300	Iyo Bank, Ltd.	73,960
8,000	Joyo Bank, Ltd.	39,311
51,900	Resona Holdings, Inc.	292,949
24,000	Shizuoka Bank, Ltd.	247,311
5,900	Suruga Bank, Ltd.	117,700
18,521	Unione di Banche Italiane SCpA	154,352
2,000	United Overseas Bank, Ltd.	35,053
8,854	Westpac Banking Corp.	248,005
12,000	Yamaguchi Financial Group, Inc.	113,454
		6,342,681
Commercial Services & Supplies — 0.1%
1,469	Aggreko PLC	36,716
Construction & Engineering — 2.7%
13,908	ACS Actividades de Construccion y Servicios SA	530,789
46,000	Kajima Corp.	220,371
3,315	Koninklijke Boskalis Westminster NV	185,447
95,000	Obayashi Corp.	651,178
18,000	Shimizu Corp.	142,103
31,000	Taisei Corp.	175,117
		1,905,005
Diversified Financial Services — 1.3%
134,000	First Pacific Co., Ltd.	139,412
962	Groupe Bruxelles Lambert SA	87,950
16,800	Hong Kong Exchanges & Clearing, Ltd.	362,026
5,993	Investor AB - Class B	210,903
5,600	Mitsubishi UFJ Lease & Finance Co., Ltd.	29,294
839	Pargesa Holding SA	66,656
		896,241
Diversified Telecommunication Services — 7.0%
9,664	Belgacom SA	336,271
105,442	Bezeq Israeli Telecommunication Corp., Ltd.	182,149
11,766	Elisa Oyj	311,355
49,000	HKT Trust and HKT, Ltd.	59,186
14,500	Nippon Telegraph & Telephone Corp.	902,549
122,238	Orange SA	1,831,047
285,661	Spark New Zealand, Ltd.	662,364
5,831	Telekom Austria AG	52,540
9,795	Telenor ASA	215,014
92,654	Telstra Corp., Ltd.	428,576
		4,981,051
Electric Utilities — 7.7%
11,000	Cheung Kong Infrastructure Holdings, Ltd.	77,247
209,783	EDP - Energias de Portugal SA	912,571
262,796	Enel SpA	1,386,393
40,955	Fortum Oyj	995,362
81,142	Iberdrola SA	579,602
8,500	Power Assets Holdings, Ltd.	75,183
10,406	Red Electrica Corp. SA	897,856
19,729	SSE PLC	492,495
6,200	Tohoku Electric Power Co., Inc.	70,509
		5,487,218
Electrical Equipment — 2.3%
5,743	Alstom SA	196,113
1,100	Mabuchi Motor Co., Ltd.	96,116
11,000	Mitsubishi Electric Corp.	146,676
2,100	Nidec Corp.	142,205
27,666	Vestas Wind Systems A/S*	1,074,239
		1,655,349
Electronic Equipment, Instruments & Components — 0.8%
7,900	Hamamatsu Photonics KK	376,269
22,000	Nippon Electric Glass Co., Ltd.	107,254
1,300	TDK Corp.	72,652
		556,175
Energy Equipment & Services — 0.6%
2,527	Fugro NV	76,412
14,299	Saipem SpA	302,661
1,286	Seadrill, Ltd.	34,345
		413,418
Food & Staples Retailing — 0.5%
928	Casino Guichard Perrachon SA	99,714
1,300	Lawson, Inc.	90,991
1,100	Seven & I Holdings Co., Ltd.	42,711
2,975	Woolworths, Ltd.	88,927
		322,343
Food Products — 2.9%
7,313	Aryzta AG	630,933
3,837	Associated British Foods PLC	166,202
2,100	Calbee, Inc.	68,805
2,000	Kikkoman Corp.	42,543
1	Lindt & Spruengli AG – (REG)	59,307
5	Lindt & Spruengli AG – (PC)	24,941
3,200	MEIJI Holdings Co., Ltd.	253,594
5,000	NH Foods, Ltd.	106,314
14,520	Nisshin Seifun Group, Inc.	143,156
3,200	Nissin Foods Holdings Co., Ltd.	166,146
40,377	Orkla ASA	365,514
573	Unilever PLC	23,914
		2,051,369
Gas Utilities — 2.2%
55,862	APA Group	363,099
5,066	Enagas SA	163,018
17,745	Gas Natural SDG SA	520,913
17,000	Hong Kong & China Gas Co., Ltd.	36,822
22,000	Toho Gas Co., Ltd.	124,215
64,000	Tokyo Gas Co., Ltd.	360,039
		1,568,106
Health Care Equipment & Supplies — 1.0%
3,882	Coloplast A/S - Class B	324,916
7,300	Sysmex Corp.	293,529
3,100	Terumo Corp.	74,390
		692,835
Health Care Providers & Services — 0.1%
4,968	Sonic Healthcare, Ltd.	76,137
Health Care Technology — 0.1%
4,400	M3, Inc.	70,674
Hotels, Restaurants & Leisure — 1.9%
30,976	Compass Group PLC	500,211
13,686	InterContinental Hotels Group PLC	527,644
1,100	Oriental Land Co., Ltd.	208,218
50,782	Tatts Group, Ltd.	140,089
		1,376,162
Household Durables — 0.5%
6,700	Casio Computer Co., Ltd.#	111,822
27,083	Husqvarna AB - Class B	190,820
800	Iida Group Holdings Co., Ltd.	9,797
500	Rinnai Corp.	41,432
2,000	Sekisui Chemical Co., Ltd.	22,994
		376,865
Household Products — 0.1%
3,900	Unicharm Corp.	88,769
Independent Power and Renewable Electricity Producers — 0%
800	Electric Power Development Co., Ltd.	26,091
Information Technology Services — 1.3%
134,000	Fujitsu, Ltd.	825,662
2,600	Otsuka Corp.	103,422
		929,084
Insurance — 2.3%
80,817	AMP, Ltd.	384,884
113,995	Aviva PLC	961,455
14,829	Insurance Australia Group, Ltd.	79,495
7,296	Suncorp Group, Ltd.	89,417
4,500	T&D Holdings, Inc.	57,868
2,700	Tokio Marine Holdings, Inc.	83,857
		1,656,976
Leisure Products — 0.5%
7,100	Bandai Namco Holdings, Inc.	181,961
1,400	Shimano, Inc.	170,407
		352,368
Life Sciences Tools & Services — 0.4%
13,533	QIAGEN NV*	307,989
Machinery — 2.3%
19,500	Amada Co., Ltd.	186,366
13,000	IHI Corp.	67,415
5,600	JTEKT Corp.	93,797
5,700	Kurita Water Industries, Ltd.	127,101
3,500	Makita Corp.	198,074
7,000	NGK Insulators, Ltd.	167,158
15,000	NSK, Ltd.	213,859
6,200	THK Co., Ltd.	154,524
10,004	Weir Group PLC	404,195
		1,612,489
Media — 0.9%
327	Altice SA*	17,299
13,100	Hakuhodo DY Holdings, Inc.	132,699
12,405	Lagardere SCA	331,066
1,652	SES SA (FDR)	57,101
6,200	Toho Co., Ltd.	140,308
		678,473
Metals & Mining — 3.3%
136,505	Alumina, Ltd.*	201,580
3,352	Anglo American PLC	74,636
1,955	Boliden AB	31,604
17,782	Glencore PLC	98,374
3,000	Hitachi Metals, Ltd.	53,957
3,400	JFE Holdings, Inc.	67,923
162,000	Kobe Steel, Ltd.	263,181
62,000	Mitsubishi Materials Corp.	201,417
27,000	Nippon Steel & Sumitomo Metal Corp.	70,148
88,572	Norsk Hydro ASA	493,655
1,003	Randgold Resources, Ltd.	68,071
43,000	Sumitomo Metal Mining Co., Ltd.	606,270
4,653	ThyssenKrupp AG	122,164
		2,352,980
Multi-Utilities—1.1%
28,430	GDF Suez	710,968
7,095	National Grid PLC	101,715
		812,683
Multiline Retail — 0.5%
3,572	Next PLC	382,338
Oil, Gas & Consumable Fuels — 4.8%
5,075	Caltex Australia, Ltd.	124,014
259	Delek Group, Ltd.	98,097
5,782	ENI SpA	137,249
21,700	Inpex Corp.	307,251
5,220	Repsol SA	123,521
3,852	Royal Dutch Shell PLC - Class A	146,901
1,063	Royal Dutch Shell PLC - Class B	41,927
5,600	Showa Shell Sekiyu KK	53,289
49,229	Statoil ASA	1,339,906
9,000	TonenGeneral Sekiyu KK	78,730
9,309	Total SA	601,549
10,781	Woodside Petroleum, Ltd.	382,204
		3,434,638
Personal Products — 3.2%
56,100	Kao Corp.	2,188,481
7,400	Shiseido Co., Ltd.	122,256
		2,310,737
Pharmaceuticals — 4.5%
25,900	Astellas Pharma, Inc.	386,057
9,300	Chugai Pharmaceutical Co., Ltd.	268,816
7,000	Kyowa Hakko Kirin Co., Ltd.	85,941
7,449	Novo Nordisk A/S - Class B	354,984
3,100	Santen Pharmaceutical Co., Ltd.	173,667
12,300	Shionogi & Co., Ltd.	282,443
17,706	Shire PLC	1,530,092
1,752	UCB SA	159,000
		3,241,000
Real Estate Investment Trusts (REITs) — 4.7%
42,500	British Land Co. PLC	482,444
146,000	CapitaCommercial Trust	182,608
3,136	Corio NV	153,489
227,967	Dexus Property Group	221,672
2,715	Fonciere Des Regions	244,209
23,436	Goodman Group	105,648
82,335	GPT Group	278,332
9,844	Hammerson PLC	91,499
14,045	Intu Properties PLC	73,446
103	Japan Retail Fund Investment Corp.	207,392
5,556	Klepierre	243,008
21,500	Link REIT	123,928
73	Nippon Prologis REIT, Inc.	169,541
95,810	Scentre Group*	274,320
25,954	Stockland	89,592
1,595	Unibail-Rodamco SE	409,553
17	United Urban Investment Corp.	26,095
		3,376,776
Real Estate Management & Development — 5.3%
19,000	CapitaLand, Ltd.	47,616
43,000	Cheung Kong Holdings, Ltd.	705,729
6,400	Daito Trust Construction Co., Ltd.	756,485
34,100	Daiwa House Industry Co., Ltd.	612,497
33,000	Henderson Land Development Co., Ltd.	213,833
20,000	Keppel Land, Ltd.	54,825
28,500	Kerry Properties, Ltd.	95,857
29,305	Lend Lease Group	368,161
105,000	New World Development Co., Ltd.	122,406
5,000	Sun Hung Kai Properties, Ltd.	70,747
88,000	Swire Properties, Ltd.	274,556
26,000	UOL Group, Ltd.	134,532
14,000	Wharf Holdings, Ltd.	99,584
47,000	Wheelock & Co., Ltd.	223,900
		3,780,728
Road & Rail — 4.6%
9,900	Central Japan Railway Co.	1,334,285
328,000	ComfortDelGro Corp., Ltd.	616,287
5,000	Hankyu Hanshin Holdings, Inc.	29,084
3,000	Keikyu Corp.	25,074
28,000	Keio Corp.	207,215
15,000	Keisei Electric Railway Co., Ltd.	150,302
23,000	Nagoya Railroad Co., Ltd.	92,323
18,000	Odakyu Electric Railway Co., Ltd.#	164,734
62,000	Tokyu Corp.	406,788
5,200	West Japan Railway Co.	232,390
		3,258,482
Semiconductor & Semiconductor Equipment — 1.6%
8,800	Advantest Corp.	113,568
7,200	ASM Pacific Technology, Ltd.	71,314
45,302	STMicroelectronics NV	348,385
9,400	Tokyo Electron, Ltd.	611,023
		1,144,290
Software — 0.1%
646	Dassault Systemes	41,341
1,500	Trend Micro, Inc.	50,792
		92,133
Specialty Retail — 0.4%
8,400	Dixons Carphone PLC	49,805
2,400	Nitori Holdings Co., Ltd.	148,707
6,600	USS Co., Ltd.	101,371
		299,883
Technology Hardware, Storage & Peripherals — 1.0%
9,000	Brother Industries, Ltd.	166,709
24,800	Konica Minolta, Inc.	268,728
6,300	Seiko Epson Corp.	303,013
		738,450
Textiles, Apparel & Luxury Goods — 1.2%
5,200	Asics Corp.	117,212
1,789	Hugo Boss AG	223,480
6,453	Pandora A/S	504,753
		845,445
Tobacco — 1.9%
4,597	British American Tobacco PLC	258,353
6,141	Imperial Tobacco Group PLC	264,121
25,100	Japan Tobacco, Inc.	817,122
		1,339,596
Trading Companies & Distributors — 1.6%
22,327	Bunzl PLC	580,000
6,100	ITOCHU Corp.	74,603
2,700	Mitsubishi Corp.	55,346
7,500	Mitsui & Co., Ltd.	118,364
12,100	Toyota Tsusho Corp.	295,156
		1,123,469
Transportation Infrastructure — 1.6%
23,187	Atlantia SpA	570,434
35,267	Groupe Eurotunnel SA	429,578
21,086	Transurban Group	142,216
		1,142,228
Water Utilities — 1.1%
1,389	Severn Trent PLC	42,087
55,030	United Utilities Group PLC	717,322
		759,409
Wireless Telecommunication Services — 0.1%
2,900	NTT DOCOMO, Inc.	48,440
Total Common Stock (cost $71,900,747)		70,600,584
Money Market — 0.8%
566,000	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $566,000)	566,000
Investment Purchased with Cash Collateral From Securities Lending — 0.3%
209,690	Janus Cash Collateral Fund LLC, 0.0650%∞,£ (cost $209,690)	209,690
Total Investments (total cost $72,676,437) – 100%		$ 71,376,274

Summary of Investments by Country – (Long Positions)

September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
Japan	$27,348,643	38.3%
United Kingdom	8,801,446	12.3
France	5,543,632	7.8
Australia	4,900,038	6.9
Italy	3,789,931	5.3
Spain	3,749,291	5.2
Hong Kong	2,823,521	4.0
Denmark	2,779,166	3.9
Norway	2,635,697	3.7
Switzerland	1,697,891	2.4
Finland	1,306,717	1.8
Singapore	1,186,289	1.7
Portugal	940,344	1.3
United States††	775,690	1.1
New Zealand	662,364	0.9
Germany	653,633	0.9
Belgium	583,221	0.8
Sweden	433,327	0.6
Netherlands	432,647	0.6
Israel	280,246	0.4
Austria	52,540	0.1
Total	$71,376,274	100.0%

††	Includes Cash Equivalents of 1.1%.

Notes to Schedule of Investments (unaudited)

FDR	Fixed Depositary Receipt
LLC	Limited Liability Company
REG	Registered
PC	Participation Certificate
PLC	Public Limited Company

* Non-income producing security.

∞ Rate shown is the 7-day yield as of September 30, 2014.

# Loaned security; a portion of the security is on loan at September 30, 2014.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
INTECH International Fund
Janus Cash Collateral Fund LLC	2,157,687	2,858,390	(4,806,387)	209,690	$ -	$10,704(1)	$209,690
Janus Cash Liquidity Fund LLC	441,146	13,759,117	(13,634,263)	566,000	-	99	566,000
					$ -	$10,803	$775,690

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock
Aerospace & Defense	$—	$50,057	$—
Air Freight & Logistics	—	33,943	—
Airlines	—	281,554	—
Auto Components	—	702,398	—
Automobiles	—	1,306,134	—
Beverages	—	65,394	—
Biotechnology	—	754,026	—
Building Products	—	260,681	—
Capital Markets	—	739,806	—
Chemicals	—	1,462,302	—
Commercial Banks	—	6,342,681	—
Commercial Services & Supplies	—	36,716	—
Construction & Engineering	—	1,905,005	—
Diversified Financial Services	—	896,241	—
Diversified Telecommunication Services	—	4,981,051	—
Electric Utilities	—	5,487,218	—
Electrical Equipment	—	1,655,349	—
Electrical Equipment, Instruments & Components	—	556,175	—
Energy Equipment & Services	—	413,418	—
Food & Staples Retailing	—	322,343	—
Food Products	630,933	1,420,436	—
Gas Utilities	—	1,568,106	—
Health Care Equipment & Supplies	—	692,835	—
Health Care Providers & Services	—	76,137	—
Health Care Technology	—	70,674	—
Hotels, Restaurants & Leisure	—	1,376,162	—
Household Durables	—	376,865	—
Household Products	—	88,769	—
Independent Power and Renewable Electricity Producers	—	26,091	—
Information Technology Services	—	929,084	—
Insurance	—	1,656,976	—
Leisure Products	—	352,368	—
Life Sciences Tools & Services	—	307,989	—
Machinery	—	1,612,489	—
Media	—	678,473	—
Metals & Mining	—	2,352,980	—
Multi-Utilities	—	812,683	—
Multiline Retail	—	382,338	—
Oil, Gas & Consumable Fuels	—	3,434,638	—
Personal Products	—	2,310,737	—
Pharmaceuticals	—	3,241,000	—
Real Estate Investment Trusts (REITs)	—	3,376,776	—
Real Estate Management & Development	—	3,780,728	—
Road & Rail	—	3,258,482	—
Semiconductor & Semiconductor Equipment	—	1,144,290	—
Software	—	92,133	—
Specialty Retail	—	299,883	—
Technology Hardware, Storage & Peripherals	—	738,450	—
Textiles, Apparel & Luxury Goods	—	845,445	—
Tobacco	—	1,339,596	—
Trading Companies & Distributors	—	1,123,469	—
Transportation Infrastructure	—	1,142,228	—
Water Utilities	—	759,409	—
Wireless Telecommunication Services	—	48,440	—

Money Market	—	566,000	—

Investment Purchased with Cash Collateral From Securities Lending	—	209,690	—

Total Assets	$630,933	$70,745,341	$—

INTECH U.S. Core Fund

Schedule of Investments (unaudited)

As of September 30, 2014

Shares		Value
Common Stock — 97.8%
Aerospace & Defense — 7.0%
66,500	Boeing Co.	$ 8,470,770
49,500	General Dynamics Corp.	6,290,955
2,300	Honeywell International, Inc.	214,176
15,600	L-3 Communications Holdings, Inc.	1,855,152
54,100	Lockheed Martin Corp.	9,888,398
104,100	Northrop Grumman Corp.	13,716,216
67,900	Raytheon Co.	6,899,998
1,500	Rockwell Collins, Inc.	117,750
43,100	Textron, Inc.	1,551,169
1,500	United Technologies Corp.	158,400
		49,162,984
Air Freight & Logistics — 0.3%
6,900	CH Robinson Worldwide, Inc.	457,608
5,100	Expeditors International of Washington, Inc.	206,958
8,100	FedEx Corp.	1,307,745
4,000	United Parcel Service, Inc. - Class B	393,160
		2,365,471
Airlines — 2.4%
39,200	Delta Air Lines, Inc.	1,417,080
460,100	Southwest Airlines Co.	15,537,577
		16,954,657
Auto Components — 1.4%
32,200	BorgWarner, Inc.	1,694,042
131,900	Delphi Automotive PLC	8,090,746
		9,784,788
Automobiles — 0%
2,600	Harley-Davidson, Inc.	151,320
Beverages — 3.5%
84,100	Brown-Forman Corp. - Class B	7,587,502
42,500	Coca-Cola Co.	1,813,050
82,700	Constellation Brands, Inc. - Class A*	7,208,132
25,900	Dr Pepper Snapple Group, Inc.	1,665,629
68,700	Molson Coors Brewing Co. - Class B	5,114,028
12,400	PepsiCo, Inc.	1,154,316
		24,542,657
Biotechnology — 0.4%
22,000	Gilead Sciences, Inc.*	2,341,900
500	Regeneron Pharmaceuticals, Inc.*	180,260
		2,522,160
Building Products — 0.4%
63,700	Allegion PLC	3,034,668
Capital Markets — 1.9%
67,400	Ameriprise Financial, Inc.	8,315,812
3,800	BlackRock, Inc.	1,247,616
2,300	Charles Schwab Corp.	67,597
10,700	E*TRADE Financial Corp.*	241,713
20,000	Legg Mason, Inc.	1,023,200
31,200	State Street Corp.	2,296,632
		13,192,570
Chemicals — 2.5%
1,300	CF Industries Holdings, Inc.	362,986
66,700	Dow Chemical Co.	3,497,748
4,400	Eastman Chemical Co.	355,916
6,500	Ecolab, Inc.	746,395
7,200	EI du Pont de Nemours & Co.	516,672
22,400	FMC Corp.	1,281,056
2,100	International Flavors & Fragrances, Inc.	201,348
35,500	LyondellBasell Industries NV - Class A	3,857,430
7,100	Monsanto Co.	798,821
6,200	Mosaic Co.	275,342
9,000	PPG Industries, Inc.	1,770,660
6,500	Praxair, Inc.	838,500
9,600	Sherwin-Williams Co.	2,102,304
7,500	Sigma-Aldrich Corp.	1,020,075
		17,625,253
Commercial Banks — 1.0%
77,100	BB&T Corp.	2,868,891
11,700	Fifth Third Bancorp	234,234
1,826	JPMorgan Chase & Co.	109,998
17,100	M&T Bank Corp.#	2,108,259
11,300	U.S. Bancorp	472,679
27,980	Wells Fargo & Co.	1,451,323
		7,245,384
Commercial Services & Supplies — 0.8%
36,300	Cintas Corp.	2,562,417
15,200	Iron Mountain, Inc.	496,280
30,400	Pitney Bowes, Inc.	759,696
8,800	Republic Services, Inc.	343,376
1,400	Stericycle, Inc.*	163,184
3,600	Tyco International, Ltd. (U.S. Shares)	160,452
17,100	Waste Management, Inc.	812,763
		5,298,168
Communications Equipment — 1.6%
26,500	Cisco Systems, Inc.	667,005
23,900	F5 Networks, Inc.*	2,837,886
71,500	Harris Corp.	4,747,600
48,800	Juniper Networks, Inc.	1,080,920
18,600	Motorola Solutions, Inc.	1,177,008
11,700	QUALCOMM, Inc.	874,809
		11,385,228
Construction & Engineering — 0.3%
61,900	Quanta Services, Inc.*	2,246,351
Construction Materials — 0.2%
8,000	Martin Marietta Materials, Inc.	1,031,520
7,200	Vulcan Materials Co.	433,656
		1,465,176
Consumer Finance — 0.4%
13,200	American Express Co.	1,155,528
2,000	Capital One Financial Corp.	163,240
74,400	Navient Corp.	1,317,624
		2,636,392
Containers & Packaging — 0.5%
31,900	Ball Corp.	2,018,313
8,400	Bemis Co., Inc.	319,368
23,100	MeadWestvaco Corp.	945,714
		3,283,395
Diversified Consumer Services — 0.3%
77,400	H&R Block, Inc.	2,400,174
Diversified Financial Services — 0.9%
8,100	Berkshire Hathaway, Inc. - Class B*	1,118,934
15,000	CME Group, Inc.	1,199,325
3,106	Intercontinental Exchange, Inc.	605,825
41,400	McGraw Hill Financial, Inc.	3,496,230
1,000	Moody's Corp.	94,500
		6,514,814
Diversified Telecommunication Services — 1.7%
42,058	AT&T, Inc.	1,482,124
98,800	CenturyLink, Inc.	4,039,932
444,000	Frontier Communications Corp.#	2,890,440
14,600	Verizon Communications, Inc.	729,854
265,000	Windstream Holdings, Inc.#	2,856,700
		11,999,050
Electric Utilities — 3.5%
33,600	American Electric Power Co., Inc.	1,754,256
55,412	Duke Energy Corp.	4,143,155
21,800	Edison International	1,219,056
53,400	Entergy Corp.	4,129,422
102,000	Exelon Corp.	3,477,180
20,800	NextEra Energy, Inc.	1,952,704
26,100	Northeast Utilities	1,156,230
179,800	Pepco Holdings, Inc.	4,811,448
39,600	PPL Corp.	1,300,464
12,300	Southern Co.	536,895
9,900	Xcel Energy, Inc.	300,960
		24,781,770
Electrical Equipment — 0%
2,900	Rockwell Automation, Inc.	318,652
Electronic Equipment, Instruments & Components — 0.5%
2,600	Amphenol Corp. - Class A	259,636
142,300	Corning, Inc.	2,752,082
14,900	FLIR Systems, Inc.	466,966
5,700	TE Connectivity, Ltd. (U.S. Shares)	315,153
		3,793,837
Energy Equipment & Services — 3.8%
72,100	Baker Hughes, Inc.	4,690,826
3,900	Diamond Offshore Drilling, Inc.#	133,653
83,000	Halliburton Co.	5,354,330
90,600	Helmerich & Payne, Inc.	8,867,022
206,500	Nabors Industries, Ltd.	4,699,940
3,100	National Oilwell Varco, Inc.	235,910
26,000	Schlumberger, Ltd. (U.S. Shares)	2,643,940
		26,625,621
Food & Staples Retailing — 2.2%
2,700	Costco Wholesale Corp.	338,364
29,800	CVS Caremark Corp.	2,371,782
126,200	Kroger Co.	6,562,400
35,000	Safeway, Inc.	1,200,500
11,600	Sysco Corp.	440,220
43,300	Wal-Mart Stores, Inc.	3,311,151
26,000	Walgreen Co.	1,541,020
		15,765,437
Food Products — 2.8%
26,600	Archer-Daniels-Midland Co.	1,359,260
17,500	ConAgra Foods, Inc.	578,200
22,200	General Mills, Inc.	1,119,990
21,200	Hershey Co.	2,023,116
88,100	Hormel Foods Corp.	4,527,459
8,200	Kellogg Co.	505,120
3,900	Keurig Green Mountain, Inc.	507,507
8,400	Kraft Foods Group, Inc.	473,760
4,700	Mondelez International, Inc. - Class A	161,045
206,700	Tyson Foods, Inc. - Class A	8,137,779
		19,393,236
Gas Utilities — 0.1%
19,100	AGL Resources, Inc.	980,594
Health Care Equipment & Supplies — 1.3%
10,600	Baxter International, Inc.	760,762
15,100	Becton Dickinson and Co.	1,718,531
179,600	Boston Scientific Corp.*	2,121,076
8,000	Covidien PLC (U.S. Shares)	692,080
14,200	CR Bard, Inc.	2,026,482
14,300	Edwards Lifesciences Corp.*	1,460,745
700	St Jude Medical, Inc.	42,091
2,100	Stryker Corp.	169,575
		8,991,342
Health Care Providers & Services — 5.7%
64,663	Aetna, Inc.	5,237,703
66,600	AmerisourceBergen Corp.	5,148,180
49,200	Cardinal Health, Inc.	3,686,064
53,100	Cigna Corp.	4,815,639
62,000	DaVita HealthCare Partners, Inc.*	4,534,680
15,700	Express Scripts Holding Co.*	1,108,891
25,600	Humana, Inc.	3,335,424
8,700	Laboratory Corp. of America Holdings*	885,225
23,700	McKesson Corp.	4,613,679
16,200	UnitedHealth Group, Inc.	1,397,250
4,400	Universal Health Services, Inc. - Class B	459,800
38,800	WellPoint, Inc.	4,641,256
		39,863,791
Hotels, Restaurants & Leisure — 1.9%
8,500	Carnival Corp. (U.S. Shares)	341,445
1,700	Chipotle Mexican Grill, Inc.*	1,133,203
4,200	Darden Restaurants, Inc.	216,132
134,800	Marriott International, Inc. - Class A	9,422,520
7,800	McDonald's Corp.	739,518
9,400	Wynn Resorts, Ltd.	1,758,552
		13,611,370
Household Durables — 1.0%
57,600	Garmin, Ltd.#	2,994,624
15,100	Harman International Industries, Inc.	1,480,404
11,900	Leggett & Platt, Inc.	415,548
2,400	Lennar Corp. - Class A	93,192
63,300	Newell Rubbermaid, Inc.	2,178,153
		7,161,921
Household Products — 1.0%
17,600	Clorox Co.	1,690,304
15,600	Colgate-Palmolive Co.	1,017,432
26,000	Kimberly-Clark Corp.	2,796,820
14,000	Procter & Gamble Co.	1,172,360
		6,676,916
Independent Power and Renewable Electricity Producers — 0.5%
118,400	NRG Energy, Inc.	3,608,832
Industrial Conglomerates — 0.4%
8,800	3M Co.	1,246,784
52,700	General Electric Co.	1,350,174
		2,596,958
Information Technology Services — 1.3%
9,900	Alliance Data Systems Corp.*	2,457,873
3,400	Automatic Data Processing, Inc.	282,472
1,100	Cognizant Technology Solutions Corp. - Class A*	49,247
16,800	Computer Sciences Corp.	1,027,320
55,000	Fidelity National Information Services, Inc.	3,096,500
5,900	International Business Machines Corp.	1,119,997
9,600	MasterCard, Inc. - Class A	709,632
6,900	Total System Services, Inc.	213,624
900	Visa, Inc. - Class A	192,033
25,800	Xerox Corp.	341,334
		9,490,032
Insurance — 4.5%
2,900	ACE, Ltd. (U.S. Shares)	304,123
5,000	Aflac, Inc.	291,250
184,600	Allstate Corp.	11,328,902
7,100	American International Group, Inc.	383,542
41,600	Aon PLC	3,647,072
65,600	Assurant, Inc.	4,218,080
2,700	Chubb Corp.	245,916
12,900	Cincinnati Financial Corp.	606,945
20,700	Marsh & McLennan Cos., Inc.	1,083,438
39,400	Principal Financial Group, Inc.	2,067,318
41,700	Torchmark Corp.	2,183,829
28,600	Travelers Cos., Inc.	2,686,684
58,100	Unum Group	1,997,478
12,800	XL Group PLC	424,576
		31,469,153
Internet & Catalog Retail — 0.3%
1,900	Priceline Group, Inc.*	2,201,302
Internet Software & Services — 0.9%
5,400	Facebook, Inc. - Class A*	426,816
4,900	Google, Inc. - Class A*	2,883,209
4,900	Google, Inc. - Class C*	2,829,064
2,100	Yahoo!, Inc.*	85,575
		6,224,664
Leisure Products — 0.1%
15,500	Hasbro, Inc.	852,423
Life Sciences Tools & Services — 1.1%
2,500	PerkinElmer, Inc.	109,000
62,400	Thermo Fisher Scientific, Inc.	7,594,080
		7,703,080
Machinery — 1.2%
21,800	Caterpillar, Inc.	2,158,854
3,600	Cummins, Inc.	475,128
14,100	Deere & Co.	1,156,059
16,000	Dover Corp.	1,285,280
14,100	Flowserve Corp.	994,332
1,800	Illinois Tool Works, Inc.	151,956
1,800	Joy Global, Inc.	98,172
6,700	PACCAR, Inc.	381,062
5,000	Pall Corp.	418,500
8,200	Pentair PLC	537,018
5,700	Snap-on, Inc.	690,156
2,100	Stanley Black & Decker, Inc.	186,459
5,000	Xylem, Inc.	177,450
		8,710,426
Media — 6.2%
12,600	Cablevision Systems Corp. - Class A#	220,626
278,000	Comcast Corp. - Class A	14,950,840
13,800	DIRECTV*	1,193,976
22,000	Interpublic Group of Cos., Inc.	403,040
17,900	News Corp. - Class A*	292,665
26,100	Time Warner Cable, Inc.	3,745,089
157,600	Time Warner, Inc.	11,853,096
85,500	Twenty-First Century Fox, Inc. - Class A	2,931,795
20,600	Viacom, Inc. - Class B	1,584,964
72,600	Walt Disney Co.	6,463,578
		43,639,669
Metals & Mining — 1.0%
263,800	Alcoa, Inc.	4,244,542
67,400	Allegheny Technologies, Inc.	2,500,540
13,600	Newmont Mining Corp.	313,480
3,800	Nucor Corp.	206,264
		7,264,826
Multi-Utilities — 1.9%
20,000	Ameren Corp.	766,600
14,300	CMS Energy Corp.	424,138
3,900	Consolidated Edison, Inc.	220,974
15,000	Dominion Resources, Inc.	1,036,350
1,000	DTE Energy Co.	76,080
11,600	Integrys Energy Group, Inc.	751,912
13,200	NiSource, Inc.	540,936
21,400	PG&E Corp.	963,856
52,900	Public Service Enterprise Group, Inc.	1,969,996
2,800	SCANA Corp.	138,908
42,400	Sempra Energy	4,468,112
25,300	TECO Energy, Inc.	439,714
33,000	Wisconsin Energy Corp.#	1,419,000
		13,216,576
Multiline Retail — 0.2%
3,000	Dollar Tree, Inc.*	168,210
13,000	Macy's, Inc.	756,340
3,300	Nordstrom, Inc.	225,621
		1,150,171
Oil, Gas & Consumable Fuels — 6.1%
12,900	Anadarko Petroleum Corp.	1,308,576
73,800	Cabot Oil & Gas Corp.	2,412,522
38,100	Chesapeake Energy Corp.	875,919
4,100	Cimarex Energy Co.	518,773
82,100	ConocoPhillips	6,282,292
42,000	CONSOL Energy, Inc.	1,590,120
32,900	Devon Energy Corp.	2,243,122
21,600	EOG Resources, Inc.	2,138,832
43,200	EQT Corp.	3,954,528
5,300	Exxon Mobil Corp.	498,465
18,600	Hess Corp.	1,754,352
8,700	Kinder Morgan, Inc.#	333,558
1,100	Marathon Petroleum Corp.	93,137
57,400	Newfield Exploration Co.*	2,127,818
3,200	Occidental Petroleum Corp.	307,680
21,200	ONEOK, Inc.	1,389,660
41,200	Phillips 66	3,349,972
7,900	Range Resources Corp.	535,699
61,600	Southwestern Energy Co.*	2,152,920
72,900	Spectra Energy Corp.	2,862,054
32,700	Valero Energy Corp.	1,513,029
88,200	Williams Cos., Inc.	4,881,870
		43,124,898
Personal Products — 0%
2,000	Estee Lauder Cos., Inc. - Class A	149,440
Pharmaceuticals — 4.0%
56,702	Actavis PLC*	13,681,059
30,200	Allergan, Inc.	5,381,338
2,800	Bristol-Myers Squibb Co.	143,304
17,500	Eli Lilly & Co.	1,134,875
8,200	Hospira, Inc.*	426,646
6,100	Johnson & Johnson	650,199
5,500	Mallinckrodt PLC*	495,825
66,686	Merck & Co., Inc.	3,953,146
51,100	Mylan, Inc.*	2,324,539
		28,190,931
Professional Services — 0.9%

40,000	Equifax, Inc.	2,989,600
62,500	Nielsen NV	2,770,625
5,500	Robert Half International, Inc.	269,500
		6,029,725
Real Estate Investment Trusts (REITs) — 3.4%
3,400	American Tower Corp.	318,342
17,300	Apartment Investment & Management Co. - Class A	550,486
10,000	AvalonBay Communities, Inc.	1,409,700
7,200	Boston Properties, Inc.	833,472
91,800	Crown Castle International Corp.	7,392,654
27,000	Equity Residential	1,662,660
5,200	Essex Property Trust, Inc.	929,500
32,600	General Growth Properties, Inc.	767,730
11,500	HCP, Inc.	456,665
10,700	Health Care REIT, Inc.	667,359
24,900	Host Hotels & Resorts, Inc.	531,117
21,100	Kimco Realty Corp.	462,301
13,400	Macerich Co.	855,322
7,700	Prologis, Inc.	290,290
9,100	Public Storage	1,509,144
6,000	Simon Property Group, Inc.	986,520
11,600	Ventas, Inc.	718,620
22,100	Vornado Realty Trust	2,209,116
49,500	Weyerhaeuser Co.	1,577,070
		24,128,068
Road & Rail — 0.8%
12,700	CSX Corp.	407,162
6,600	Norfolk Southern Corp.	736,560
19,000	Ryder System, Inc.	1,709,430
24,000	Union Pacific Corp.	2,602,080
		5,455,232
Semiconductor & Semiconductor Equipment — 1.8%
10,400	Analog Devices, Inc.	514,696
16,700	Applied Materials, Inc.	360,887
33,300	Avago Technologies, Ltd.	2,897,100
37,700	Broadcom Corp. - Class A	1,523,834
69,200	Intel Corp.	2,409,544
17,000	Lam Research Corp.	1,269,900
10,900	Linear Technology Corp.	483,851
55,500	Micron Technology, Inc.*	1,901,430
70,300	NVIDIA Corp.	1,297,035
6,600	Xilinx, Inc.	279,510
		12,937,787
Software — 0.7%
4,300	Adobe Systems, Inc.*	297,517
3,800	Citrix Systems, Inc.*	271,092
19,500	Electronic Arts, Inc.*	694,395
6,500	Intuit, Inc.	569,725
54,900	Microsoft Corp.	2,545,164
16,100	Oracle Corp.	616,308
		4,994,201
Specialty Retail — 4.1%
4,400	AutoNation, Inc.*	221,364
3,100	AutoZone, Inc.*	1,579,946
21,300	Gap, Inc.	887,997
208,400	Home Depot, Inc.	19,118,616
8,300	O'Reilly Automotive, Inc.*	1,247,988
1,100	Tiffany & Co.	105,941
92,500	TJX Cos., Inc.	5,473,225
		28,635,077
Technology Hardware, Storage & Peripherals — 2.8%
80,500	Apple, Inc.	8,110,375
20,000	EMC Corp.	585,200
111,700	Hewlett-Packard Co.	3,961,999
28,900	SanDisk Corp.	2,830,755
43,900	Western Digital Corp.	4,272,348
		19,760,677
Textiles, Apparel & Luxury Goods — 0.5%
17,900	Michael Kors Holdings, Ltd.*	1,277,881
2,800	NIKE, Inc. - Class B	249,760
25,200	VF Corp.	1,663,956
		3,191,597
Thrifts & Mortgage Finance — 0.1%
71,900	Hudson City Bancorp, Inc.	698,868
16,300	People's United Financial, Inc.	235,861
		934,729
Tobacco — 1.6%
80,700	Altria Group, Inc.	3,707,358
35,500	Lorillard, Inc.	2,126,805
6,400	Philip Morris International, Inc.	533,760
83,400	Reynolds American, Inc.	4,920,600
		11,288,523
Trading Companies & Distributors — 0.1%
4,600	United Rentals, Inc.*	511,060
Total Common Stock (cost $563,523,581)		689,235,204
Money Market — 0.8%
5,401,306	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $5,401,306)	5,401,306
Investment Purchased with Cash Collateral From Securities Lending — 1.4%
9,629,475	Janus Cash Collateral Fund LLC, 0.0650%∞,£ (cost $9,629,475)	9,629,475
Total Investments (total cost $578,554,362) – 100%		$ 704,265,985

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

∞ Rate shown is the 7-day yield as of September 30, 2014.

# Loaned security; a portion of the security is on loan at September 30, 2014.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
INTECH U.S. Core Fund
Janus Cash Collateral Fund LLC	27,567,537	18,048,031	(35,986,093)	9,629,475	$-	$5,697(1)	$9,629,475
Janus Cash Liquidity Fund LLC	3,538,525	20,879,781	(19,017,000)	5,401,306	-	665	5,401,306
					$-	$6,362	$15,030,781
(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock	$689,235,204	$—	$—

Money Market	—	5,401,306	—

Investment Purchased with Cash Collateral From Securities Lending	—	9,629,475	—

Total Assets	$689,235,204	$15,030,781	$—

INTECH U.S. Growth Fund

Schedule of Investments (unaudited)

As of September 30, 2014

Shares		Value
Common Stock — 97.2%
Aerospace & Defense — 2.7%
4,100	B/E Aerospace, Inc.*	$ 344,154
4,300	Boeing Co.	547,734
3,800	Honeywell International, Inc.	353,856
15,700	Huntington Ingalls Industries, Inc.	1,636,097
22,000	Lockheed Martin Corp.	4,021,160
3,100	Rockwell Collins, Inc.	243,350
2,200	Spirit AeroSystems Holdings, Inc. - Class A*	83,732
8,100	TransDigm Group, Inc.	1,493,073
3,800	United Technologies Corp.	401,280
		9,124,436
Air Freight & Logistics — 1.0%
18,100	CH Robinson Worldwide, Inc.	1,200,392
18,200	Expeditors International of Washington, Inc.	738,556
4,500	FedEx Corp.	726,525
7,900	United Parcel Service, Inc. - Class B	776,491
		3,441,964
Airlines — 2.4%
43,600	Alaska Air Group, Inc.	1,898,344
50,000	American Airlines Group, Inc.	1,774,000
1,100	Copa Holdings SA - Class A	118,019
32,800	Delta Air Lines, Inc.	1,185,720
75,600	Southwest Airlines Co.	2,553,012
4,100	Spirit Airlines, Inc.*	283,474
5,900	United Continental Holdings, Inc.*	276,061
		8,088,630
Auto Components — 0.4%
18,800	BorgWarner, Inc.	989,068
8,500	Goodyear Tire & Rubber Co.	191,973
3,500	Lear Corp.	302,435
		1,483,476
Automobiles — 0.2%
7,500	Harley-Davidson, Inc.	436,500
400	Tesla Motors, Inc.*,#	97,072
900	Thor Industries, Inc.	46,350
		579,922
Beverages — 2.3%
13,800	Brown-Forman Corp. - Class B	1,245,036
37,500	Coca-Cola Co.	1,599,750
6,600	Coca-Cola Enterprises, Inc.	292,776
29,000	Constellation Brands, Inc. - Class A*	2,527,640
13,000	Dr Pepper Snapple Group, Inc.	836,030
2,200	Monster Beverage Corp.*	201,674
11,800	PepsiCo, Inc.	1,098,462
		7,801,368
Biotechnology — 1.0%
8,400	Alkermes PLC*	360,108
1,000	Biogen Idec, Inc.*	330,810
7,600	Celgene Corp.*	720,328
15,700	Gilead Sciences, Inc.*	1,671,265
1,000	Medivation, Inc.*	98,870
		3,181,381
Building Products — 0.4%
22,566	Allegion PLC	1,075,044
2,000	Lennox International, Inc.	153,740
		1,228,784
Capital Markets — 0.2%
4,000	Charles Schwab Corp.	117,560
2,600	Invesco, Ltd.	102,648
11,100	Lazard, Ltd. - Class A	562,770
		782,978
Chemicals — 4.7%
2,100	Albemarle Corp.	123,690
6,100	Celanese Corp. - Series A	356,972
2,200	Cytec Industries, Inc.	104,038
38,700	Dow Chemical Co.	2,029,428
5,900	Eastman Chemical Co.	477,251
12,314	Ecolab, Inc.	1,414,017
11,200	EI du Pont de Nemours & Co.	803,712
1,500	FMC Corp.	85,785
51,900	Huntsman Corp.	1,348,881
6,600	International Flavors & Fragrances, Inc.	632,808
17,000	LyondellBasell Industries NV - Class A	1,847,220
4,400	Monsanto Co.	495,044
3,300	NewMarket Corp.	1,257,366
2,800	Platform Specialty Products Corp.	70,056
1,100	Praxair, Inc.	141,900
1,000	Rockwood Holdings, Inc.	76,450
4,000	Sherwin-Williams Co.	875,960
18,900	Sigma-Aldrich Corp.	2,570,589
12,000	Westlake Chemical Corp.	1,039,080
		15,750,247
Commercial Services & Supplies — 1.4%
16,400	Cintas Corp.	1,157,676
14,700	Clean Harbors, Inc.*	792,624
5,000	Copart, Inc.*	156,575
7,500	Iron Mountain, Inc.	244,875
21,200	Pitney Bowes, Inc.	529,788
3,900	Stericycle, Inc.*	454,584
9,100	Tyco International, Ltd. (U.S. Shares)	405,587
10,000	Waste Connections, Inc.	485,200
8,900	Waste Management, Inc.	423,017
		4,649,926
Communications Equipment — 1.8%
16,100	ARRIS Group, Inc.*	456,515
8,000	F5 Networks, Inc.*	949,920
9,200	Harris Corp.	610,880
4,000	Juniper Networks, Inc.	88,600
24,800	Motorola Solutions, Inc.	1,569,344
3,700	Palo Alto Networks, Inc.	362,970
26,400	QUALCOMM, Inc.	1,973,928
		6,012,157
Construction & Engineering — 0.1%
1,500	Fluor Corp.	100,185
11,700	Foster Wheeler AG	369,954
		470,139
Construction Materials — 0.3%
400	Eagle Materials, Inc.	40,732
7,700	Martin Marietta Materials, Inc.	992,838
		1,033,570
Consumer Finance — 0.4%
8,000	Ally Financial, Inc.*	185,120
11,100	American Express Co.	971,694
12,300	SLM Corp.	105,288
		1,262,102
Containers & Packaging — 0.6%
15,400	Ball Corp.	974,358
8,300	Crown Holdings, Inc.*	369,516
2,800	Packaging Corp. of America	178,696
9,700	Silgan Holdings, Inc.	455,900
		1,978,470
Diversified Consumer Services — 0.1%
7,300	H&R Block, Inc.	226,373
9,100	Service Corp. International	192,374
		418,747
Diversified Financial Services — 1.4%
16,100	CBOE Holdings, Inc.	861,753
42,100	McGraw Hill Financial, Inc.	3,555,345
3,000	Moody's Corp.	283,500
2,200	MSCI, Inc.	103,444
		4,804,042
Diversified Telecommunication Services — 1.0%
14,800	CenturyLink, Inc.	605,172
14,800	Level 3 Communications, Inc.*,#	676,804
19,000	Verizon Communications, Inc.	949,810
109,500	Windstream Holdings, Inc.#	1,180,410
		3,412,196
Electric Utilities — 0.7%
62,100	ITC Holdings Corp.	2,212,623
Electrical Equipment — 0.3%
7,300	Emerson Electric Co.	456,834
2,700	Rockwell Automation, Inc.	296,676
1,700	SolarCity Corp.*,#	101,320
		854,830
Electronic Equipment, Instruments & Components — 1.3%
5,300	Amphenol Corp. - Class A	529,258
2,500	Avnet, Inc.	103,750
17,000	CDW Corp.	527,850
36,300	Corning, Inc.	702,042
6,900	FLIR Systems, Inc.	216,246
21,600	National Instruments Corp.	668,088
20,300	Zebra Technologies Corp. - Class A*	1,440,691
		4,187,925
Energy Equipment & Services — 3.2%
16,000	Baker Hughes, Inc.	1,040,960
18,800	Cameron International Corp.*	1,247,944
10,800	FMC Technologies, Inc.*	586,548
40,000	Halliburton Co.	2,580,400
14,200	Helmerich & Payne, Inc.	1,389,754
12,800	Nabors Industries, Ltd.	291,328
8,100	National Oilwell Varco, Inc.	616,410
33,500	Patterson-UTI Energy, Inc.	1,089,755
9,200	Schlumberger, Ltd. (U.S. Shares)	935,548
17,300	Seadrill, Ltd.	462,948
8,600	Superior Energy Services, Inc.	282,682
1,700	Unit Corp.*	99,705
		10,623,982
Food & Staples Retailing — 1.2%
23,700	CVS Caremark Corp.	1,886,283
17,400	Kroger Co.	904,800
143,800	Rite Aid Corp.*	695,992
1,700	Sysco Corp.	64,515
8,900	Walgreen Co.	527,503
		4,079,093
Food Products — 1.6%
11,700	Archer-Daniels-Midland Co.	597,870
11,400	General Mills, Inc.	575,130
7,700	Hershey Co.	734,811
16,800	Hormel Foods Corp.	863,352
2,300	Ingredion, Inc.	174,317
5,100	Kellogg Co.	314,160
9,300	Kraft Foods Group, Inc.	524,520
3,000	McCormick & Co., Inc.	200,700
3,300	Mead Johnson Nutrition Co.	317,526
3,900	Tyson Foods, Inc. - Class A	153,543
25,300	WhiteWave Foods Co.*	919,149
		5,375,078
Health Care Equipment & Supplies — 3.0%
6,200	Baxter International, Inc.	444,974
9,000	Becton Dickinson and Co.	1,024,290
3,400	Cooper Cos., Inc.	529,550
5,400	CR Bard, Inc.	770,634
8,600	Edwards Lifesciences Corp.*	878,490
27,000	Hologic, Inc.*	656,910
14,500	IDEXX Laboratories, Inc.*	1,708,535
19,300	ResMed, Inc.#	950,911
17,300	Sirona Dental Systems, Inc.*	1,326,564
11,000	St Jude Medical, Inc.	661,430
2,800	Stryker Corp.	226,100
9,700	Varian Medical Systems, Inc.*	777,164
		9,955,552
Health Care Providers & Services — 3.3%
12,200	Aetna, Inc.	988,200
34,000	AmerisourceBergen Corp.	2,628,200
10,300	Brookdale Senior Living, Inc.*	331,866
6,100	Cardinal Health, Inc.	457,012
3,700	Centene Corp.*	306,027
4,300	Cigna Corp.	389,967
7,100	DaVita HealthCare Partners, Inc.*	519,294
18,735	Express Scripts Holding Co.*	1,323,253
7,600	HCA Holdings, Inc.	535,952
6,700	Henry Schein, Inc.*	780,349
3,100	Laboratory Corp. of America Holdings*	315,425
6,200	McKesson Corp.	1,206,954
18,500	MEDNAX, Inc.*	1,014,170
3,000	Universal Health Services, Inc. - Class B	313,500
		11,110,169
Hotels, Restaurants & Leisure — 2.1%
10,900	Brinker International, Inc.	553,611
42,800	Burger King Worldwide, Inc.#	1,269,448
1,000	Chipotle Mexican Grill, Inc.*	666,590
7,300	Domino's Pizza, Inc.	561,808
1,700	Hyatt Hotels Corp. - Class A*	102,884
29,700	Marriott International, Inc. - Class A	2,076,030
7,500	McDonald's Corp.	711,075
3,400	Six Flags Entertainment Corp.	116,926
7,800	Starbucks Corp.	588,588
3,400	Wyndham Worldwide Corp.	276,284
2,900	Yum! Brands, Inc.	208,742
		7,131,986
Household Durables — 0.8%
9,000	Leggett & Platt, Inc.	314,280
4,300	Newell Rubbermaid, Inc.	147,963
1,500	NVR, Inc.*	1,695,030
9,400	Tempur Sealy International, Inc.*	527,998
		2,685,271
Household Products — 2.2%
15,800	Church & Dwight Co., Inc.	1,108,528
15,400	Clorox Co.	1,479,016
30,400	Colgate-Palmolive Co.	1,982,688
24,900	Kimberly-Clark Corp.	2,678,493
		7,248,725
Independent Power and Renewable Electricity Producers — 0.2%
23,600	Calpine Corp.*	512,120
Industrial Conglomerates — 0.9%
20,000	3M Co.	2,833,600
1,000	Danaher Corp.	75,980
700	Roper Industries, Inc.	102,403
		3,011,983
Information Technology Services — 6.0%
9,500	Accenture PLC - Class A (U.S. Shares)	772,540
11,700	Alliance Data Systems Corp.*	2,904,759
27,900	Automatic Data Processing, Inc.	2,317,932
38,900	Broadridge Financial Solutions, Inc.	1,619,407
15,900	Cognizant Technology Solutions Corp. - Class A*	711,843
9,300	DST Systems, Inc.	780,456
6,800	Fidelity National Information Services, Inc.	382,840
11,800	Fiserv, Inc.*	762,693
11,400	FleetCor Technologies, Inc.*	1,620,168
7,700	Gartner, Inc.*	565,719
9,200	Genpact, Ltd.	150,144
6,000	Global Payments, Inc.	419,280
12,700	International Business Machines Corp.	2,410,841
17,500	Jack Henry & Associates, Inc.	974,050
3,200	MasterCard, Inc. - Class A	236,544
34,800	Paychex, Inc.	1,538,160
19,600	Vantiv, Inc. - Class A*	605,640
3,600	Visa, Inc. - Class A	768,132
15,100	Western Union Co.	242,204
		19,783,352
Insurance — 1.0%
18,400	Aon PLC	1,613,128
35,700	Marsh & McLennan Cos., Inc.	1,868,538
		3,481,666
Internet & Catalog Retail — 0.6%
4,000	Expedia, Inc.	350,480
5,200	Liberty Interactive Corp. - Class A*	148,304
10,200	Liberty TripAdvisor Holdings, Inc. - Class A	345,780
1,400	Netflix, Inc.*	631,652
400	Priceline Group, Inc.*	463,432
1,100	TripAdvisor, Inc.*	100,562
		2,040,210
Internet Software & Services — 2.1%
10,700	Equinix, Inc.*	2,273,536
13,700	Facebook, Inc. - Class A*	1,082,848
1,600	Google, Inc. - Class A*	941,456
1,300	Google, Inc. - Class C*	750,568
6,200	IAC/InterActiveCorp	408,580
1,800	Twitter, Inc.*	92,844
11,700	Zillow, Inc. - Class A*,#	1,357,083
		6,906,915
Leisure Products — 0.2%
8,100	Hasbro, Inc.	445,460
1,800	Polaris Industries, Inc.	269,622
		715,082
Life Sciences Tools & Services — 0.5%
6,000	Agilent Technologies, Inc.	341,880
2,500	Illumina, Inc.*	409,800
3,400	PerkinElmer, Inc.	148,240
6,900	Quintiles Transnational Holdings, Inc.	384,882
2,000	Thermo Fisher Scientific, Inc.	243,400
		1,528,202
Machinery — 3.3%
4,600	Allison Transmission Holdings, Inc.	131,054
14,000	Caterpillar, Inc.	1,386,420
13,200	Colfax Corp.*	752,004
2,800	Crane Co.	176,988
3,500	Cummins, Inc.	461,930
2,600	Deere & Co.	213,174
3,300	Dover Corp.	265,089
2,400	IDEX Corp.	173,688
10,400	Illinois Tool Works, Inc.	877,968
700	Ingersoll-Rand PLC	39,452
2,200	ITT Corp.	98,868
22,500	Manitowoc Co., Inc.	527,625
5,800	Nordson Corp.	441,206
2,500	PACCAR, Inc.	142,187
7,600	Pall Corp.	636,120
1,500	Parker Hannifin Corp.	171,225
900	Snap-on, Inc.	108,972
1,800	Stanley Black & Decker, Inc.	159,822
16,200	Toro Co.	959,526
28,700	Trinity Industries, Inc.	1,340,864
700	Valmont Industries, Inc.	94,451
7,200	WABCO Holdings, Inc.*	654,840
12,200	Wabtec Corp.	988,688
		10,802,161
Marine — 0.1%
2,800	Kirby Corp.*	329,980
Media — 4.0%
53,100	Cablevision Systems Corp. - Class A#	929,781
7,500	Charter Communications, Inc. - Class A*	1,135,275
17,000	Cinemark Holdings, Inc.	578,680
51,700	Comcast Corp. - Class A	2,780,426
1,200	DISH Network Corp. - Class A	77,496
57,400	Interpublic Group of Cos., Inc.	1,051,568
600	Lamar Advertising Co. - Class A	29,550
11,200	Lions Gate Entertainment Corp. (U.S. Shares)	369,264
10,900	Omnicom Group, Inc.	750,574
16,200	Time Warner Cable, Inc.	2,324,538
2,600	Twenty-First Century Fox, Inc. - Class A	89,154
19,700	Viacom, Inc. - Class B	1,515,718
19,200	Walt Disney Co.	1,709,376
		13,341,400
Metals & Mining — 0.2%
800	Compass Minerals International, Inc.	67,424
14,600	Southern Copper Corp.	432,890
3,500	Tahoe Resources, Inc.*	71,050
		571,364
Multiline Retail — 0.3%
3,900	Big Lots, Inc.	167,895
4,300	Dillard's, Inc. - Class A	468,614
2,000	Dollar Tree, Inc.*	112,140
3,700	Macy's, Inc.	215,266
		963,915
Oil, Gas & Consumable Fuels — 7.3%
1,900	Anadarko Petroleum Corp.	192,736
21,300	Athlon Energy, Inc.*	1,240,299
31,400	Cheniere Energy, Inc.*	2,512,942
11,500	Chesapeake Energy Corp.	264,385
4,200	Cimarex Energy Co.	531,426
15,400	Concho Resources, Inc.*	1,931,006
18,200	Continental Resources, Inc.*	1,209,936
17,000	EOG Resources, Inc.	1,683,340
19,400	EQT Corp.	1,775,876
25,100	Gulfport Energy Corp.*	1,340,340
1,900	HollyFrontier Corp.	82,992
23,400	Kinder Morgan, Inc.#	897,156
2,100	Noble Energy, Inc.	143,556
28,000	Oasis Petroleum, Inc.*	1,170,680
16,800	ONEOK, Inc.	1,101,240
11,500	Phillips 66	935,065
4,200	Pioneer Natural Resources Co.	827,274
6,600	QEP Resources, Inc.	203,148
10,700	Range Resources Corp.	725,567
5,800	SM Energy Co.	452,400
23,300	Southwestern Energy Co.*	814,335
5,100	Targa Resources Corp.	694,467
3,400	Teekay Corp. (U.S. Shares)	225,624
8,000	Tesoro Corp.	487,840
5,000	Whiting Petroleum Corp.*	387,750
36,000	Williams Cos., Inc.	1,992,600
10,100	World Fuel Services Corp.	403,192
		24,227,172
Personal Products — 0%
1,700	Estee Lauder Cos., Inc. - Class A	127,024

Pharmaceuticals — 3.0%
13,400	AbbVie, Inc.	773,984
13,024	Actavis PLC*	3,142,431
10,500	Allergan, Inc.	1,870,995
12,800	Endo International PLC*	874,752
1,800	Jazz Pharmaceuticals PLC*	289,008
6,500	Johnson & Johnson	692,835
9,743	Mallinckrodt PLC*	878,331
1,900	Merck & Co., Inc.	112,632
8,400	Salix Pharmaceuticals, Ltd.*,#	1,312,416
		9,947,384
Professional Services — 0.8%
8,900	Equifax, Inc.	665,186
800	IHS, Inc. - Class A*	100,152
23,200	Nielsen NV	1,028,456
15,200	Robert Half International, Inc.	744,800
		2,538,594
Real Estate Investment Trusts (REITs) — 4.5%
4,900	American Tower Corp.	458,787
44,300	Apartment Investment & Management Co. - Class A	1,409,626
10,900	Boston Properties, Inc.	1,261,784
1,800	Crown Castle International Corp.	144,954
26,300	Equity Lifestyle Properties, Inc.	1,114,068
13,500	Extra Space Storage, Inc.	696,195
16,300	Federal Realty Investment Trust	1,930,898
10,100	Health Care REIT, Inc.	629,937
6,800	Healthcare Trust of America, Inc. - Class A	78,880
17,100	Omega Healthcare Investors, Inc.#	584,649
4,400	Public Storage	729,696
10,600	Simon Property Group, Inc.	1,742,852
16,900	Tanger Factory Outlet Centers	552,968
14,100	Taubman Centers, Inc.	1,029,300
13,800	Ventas, Inc.	854,910
15,500	Vornado Realty Trust	1,549,380
3,200	Weyerhaeuser Co.	101,952
		14,870,836
Real Estate Management & Development — 0.2%
11,200	CBRE Group, Inc. - Class A*	333,088
1,800	Howard Hughes Corp.*	270,000
		603,088
Road & Rail — 2.4%
23,700	Avis Budget Group, Inc.*	1,300,893
13,200	Hertz Global Holdings, Inc.*	335,148
2,500	JB Hunt Transport Services, Inc.	185,125
3,000	Kansas City Southern	363,600
18,400	Landstar System, Inc.	1,328,296
14,000	Norfolk Southern Corp.	1,562,400
14,800	Old Dominion Freight Line, Inc.*	1,045,472
17,400	Union Pacific Corp.	1,886,508
		8,007,442
Semiconductor & Semiconductor Equipment — 4.2%
85,700	Advanced Micro Devices, Inc.*,#	292,237
8,000	Analog Devices, Inc.	395,920
9,100	Applied Materials, Inc.	196,651
12,700	Atmel Corp.*	102,616
24,200	Avago Technologies, Ltd.	2,105,400
14,400	Freescale Semiconductor, Ltd.*,#	281,232
45,600	Intel Corp.	1,587,792
8,700	KLA-Tencor Corp.	685,386
8,900	Lam Research Corp.	664,830
14,100	Linear Technology Corp.	625,899
32,700	Maxim Integrated Products, Inc.	988,848
4,500	Microchip Technology, Inc.#	212,535
65,700	Micron Technology, Inc.*	2,250,882
20,600	NVIDIA Corp.	380,070
27,700	Skyworks Solutions, Inc.	1,607,985
14,700	SunEdison, Inc.*	277,536
17,600	Texas Instruments, Inc.	839,344
7,600	Xilinx, Inc.	321,860
		13,817,023
Software — 2.4%
4,000	Activision Blizzard, Inc.	83,160
2,000	Adobe Systems, Inc.*	138,380
4,400	Autodesk, Inc.*	242,440
81,500	Cadence Design Systems, Inc.*	1,402,615
4,300	Citrix Systems, Inc.*	306,762
16,800	Electronic Arts, Inc.*	598,248
3,100	FactSet Research Systems, Inc.	376,743
21,400	Fortinet, Inc.*	540,671
11,400	Intuit, Inc.	999,210
43,800	Microsoft Corp.	2,030,568
19,100	Oracle Corp.	731,148
2,000	SolarWinds, Inc.*	84,100
4,200	VMware, Inc. - Class A*,#	394,128
		7,928,173
Specialty Retail — 2.2%
3,800	Aaron's, Inc.	92,416
2,100	Abercrombie & Fitch Co. - Class A	76,314
400	Advance Auto Parts, Inc.	52,120
6,700	AutoNation, Inc.*	337,077
2,600	AutoZone, Inc.*	1,325,116
20,900	Best Buy Co., Inc.	702,031
3,300	CST Brands, Inc.	118,635
8,500	Foot Locker, Inc.	473,025
2,700	Gap, Inc.	112,563
12,000	Home Depot, Inc.	1,100,880
15,800	Murphy USA, Inc.	838,348
8,500	O'Reilly Automotive, Inc.*	1,278,060
5,500	Penske Auto Group Inc.	223,245
1,200	Signet Jewelers, Ltd.	136,692
1,700	Tiffany & Co.	163,727
3,700	Williams-Sonoma, Inc.	246,309
		7,276,558
Technology Hardware, Storage & Peripherals — 3.1%
76,600	Apple, Inc.	7,717,450
3,300	Diebold, Inc.	116,556
18,600	EMC Corp.	544,236
21,000	SanDisk Corp.	2,056,950
		10,435,192
Textiles, Apparel & Luxury Goods — 1.6%
4,900	Deckers Outdoor Corp.*	476,182
9,000	Hanesbrands, Inc.	966,960
21,700	Michael Kors Holdings, Ltd.*	1,549,163
3,600	NIKE, Inc. - Class B	321,120
7,700	Under Armour, Inc. - Class A*,#	532,070
21,600	VF Corp.	1,426,248
		5,271,743
Tobacco — 2.1%
58,200	Altria Group, Inc.	2,673,708
41,900	Lorillard, Inc.	2,510,229
4,200	Philip Morris International, Inc.	350,280
24,400	Reynolds American, Inc.	1,439,600
		6,973,817
Trading Companies & Distributors — 1.1%
600	Fastenal Co.	26,940
4,200	HD Supply Holdings, Inc.*	114,492
17,800	MRC Global, Inc.*	415,096
1,200	MSC Industrial Direct Co., Inc. - Class A	102,552
2,300	NOW, Inc.	69,943
27,500	United Rentals, Inc.*	3,055,250
		3,784,273
Wireless Telecommunication Services — 0.8%
22,700	SBA Communications Corp. - Class A*	2,517,430
Total Common Stock (cost $273,594,982)		323,283,868
Money Market — 0.4%
1,486,000	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $1,486,000)	1,486,000
Investment Purchased with Cash Collateral From Securities Lending — 2.4%
7,878,300	Janus Cash Collateral Fund LLC, 0.0650%∞,£ (cost $7,878,300)	7,878,300
Total Investments (total cost $282,959,282) – 100%		$ 332,648,168

Summary of Investments by Country – (Long Positions) September 30, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$ 331,531,136	99.7%
Norway	462,948	0.1
Peru	432,890	0.1
India	150,144	0.1
Canada	71,050	0.0
Total	$ 332,648,168	100.0%

††	Includes Cash Equivalents of 2.8%.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

∞ Rate shown is the 7-day yield as of September 30, 2014.

# Loaned security; a portion of the security is on loan at September 30, 2014.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
INTECH U.S. Growth Fund
Janus Cash Collateral Fund LLC	13,402,841	15,527,452	(21,051,993)	7,878,300	$ -	$ 10,634(1)	$ 7,878,300
Janus Cash Liquidity Fund LLC	1,608,052	11,088,307	(11,210,359)	1,486,000	-	281	1,486,000
					$ -	$ 10,915	$ 9,364,300

(1)   Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock	$323,283,868	$—	$—

Money Market	—	1,486,000	—

Investment Purchased with Cash Collateral From Securities Lending	—	7,878,300	—

Total Assets	$323,283,868	$9,364,300	$—

INTECH U.S. Value Fund

Schedule of Investments (unaudited)

As of September 30, 2014

Shares		Value
Common Stock — 98.8%
Aerospace & Defense — 4.2%
6,300	Alliant Techsystems, Inc.	$ 804,132
3,900	General Dynamics Corp.	495,651
9,200	L-3 Communications Holdings, Inc.	1,094,064
8,300	Northrop Grumman Corp.	1,093,608
15,500	Raytheon Co.	1,575,110
100	Rockwell Collins, Inc.	7,850
1,500	Spirit AeroSystems Holdings, Inc. - Class A*	57,090
		5,127,505
Airlines — 2.3%
3,600	Alaska Air Group, Inc.	156,744
33,500	Delta Air Lines, Inc.	1,211,025
40,900	Southwest Airlines Co.	1,381,193
		2,748,962
Auto Components — 0.6%
4,100	Lear Corp.	354,281
2,200	TRW Automotive Holdings Corp.*	222,750
2,000	Visteon Corp.*	194,500
		771,531
Beverages — 0.6%
2,800	Constellation Brands, Inc. - Class A*	244,048
6,300	Molson Coors Brewing Co. - Class B	468,972
		713,020
Capital Markets — 1.5%
10,300	Ameriprise Financial, Inc.	1,270,814
10,200	Legg Mason, Inc.	521,832
		1,792,646
Chemicals — 1.7%
18,000	Cabot Corp.	913,860
3,200	Celanese Corp. - Series A	187,264
6,600	Cytec Industries, Inc.	312,114
4,200	Dow Chemical Co.	220,248
6,400	Huntsman Corp.	166,336
1,200	Sigma-Aldrich Corp.	163,212
1,800	Westlake Chemical Corp.	155,862
		2,118,896
Commercial Banks — 5.6%
34,200	Bank of America Corp.	583,110
2,500	BankUnited, Inc.	76,225
25,900	BB&T Corp.	963,739
4,800	Cullen/Frost Bankers, Inc.	367,248
33,900	Fifth Third Bancorp	678,678
7,100	First Republic Bank	350,598
6,500	Huntington Bancshares, Inc.	63,245
1,300	M&T Bank Corp.	160,277
3,400	SunTrust Banks, Inc.	129,302
300	SVB Financial Group*	33,627
53,800	U.S. Bancorp	2,250,454
22,661	Wells Fargo & Co.	1,175,426
		6,831,929
Commercial Services & Supplies — 0.5%
1,500	Cintas Corp.	105,885
800	Clean Harbors, Inc.*	43,136
200	KAR Auction Services, Inc.	5,726
9,200	Republic Services, Inc.	358,984
2,500	Waste Connections, Inc.	121,300
		635,031
Communications Equipment — 0.6%
11,100	Harris Corp.	737,040
Construction & Engineering — 0.3%
7,500	Quanta Services, Inc.*	272,175
800	URS Corp.	46,088
		318,263
Consumer Finance — 0.9%
5,000	Capital One Financial Corp.	408,100
4,300	Discover Financial Services	276,877
16,300	Navient Corp.	288,673
12,700	SLM Corp.	108,712
		1,082,362
Containers & Packaging — 0.4%
4,000	Bemis Co., Inc.	152,080
5,900	MeadWestvaco Corp.	241,546
1,000	Sonoco Products Co.	39,290
		432,916
Diversified Consumer Services — 0.4%
700	Graham Holdings Co. - Class B	489,713
Diversified Telecommunication Services — 0.5%
7,962	CenturyLink, Inc.	325,566
31,400	Frontier Communications Corp.#	204,414
11,500	Windstream Holdings, Inc.#	123,970
		653,950
Electric Utilities — 4.2%
5,600	American Electric Power Co., Inc.	292,376
11,700	Edison International	654,264
3,800	Entergy Corp.	293,854
12,300	Exelon Corp.	419,307
24,800	Great Plains Energy, Inc.	599,416
12,900	NextEra Energy, Inc.	1,211,052
5,661	Northeast Utilities	250,782
18,200	Pepco Holdings, Inc.	487,032
10,300	PPL Corp.	338,252
12,700	Westar Energy, Inc.	433,324
4,900	Xcel Energy, Inc.	148,960
		5,128,619
Electrical Equipment — 0.1%
2,100	Emerson Electric Co.	131,418
Electronic Equipment, Instruments & Components — 2.0%
6,900	Arrow Electronics, Inc.*	381,915
7,400	Avnet, Inc.	307,100
49,900	Corning, Inc.	965,066
7,000	FLIR Systems, Inc.	219,380
14,800	Ingram Micro, Inc. - Class A*	381,988
2,600	Jabil Circuit, Inc.	52,442
3,000	Tech Data Corp.*	176,580
		2,484,471
Energy Equipment & Services — 4.2%
8,500	Baker Hughes, Inc.	553,010
1,900	Cameron International Corp.*	126,122
17,000	Helmerich & Payne, Inc.	1,663,790
26,600	Nabors Industries, Ltd.	605,416
2,100	National Oilwell Varco, Inc.	159,810
13,300	Patterson-UTI Energy, Inc.	432,649
24,800	Superior Energy Services, Inc.	815,176
13,100	Unit Corp.*	768,315
		5,124,288
Food & Staples Retailing — 1.5%
22,500	CVS Caremark Corp.	1,790,775
2,100	Safeway, Inc.	72,030
		1,862,805
Food Products — 2.6%
14,100	Archer-Daniels-Midland Co.	720,510
60,600	Tyson Foods, Inc. - Class A	2,385,822
		3,106,332
Gas Utilities — 0.7%
2,600	AGL Resources, Inc.	133,484
7,500	Atmos Energy Corp.	357,750
8,850	UGI Corp.	301,697
		792,931
Health Care Equipment & Supplies — 1.5%
6,200	CareFusion Corp.*	280,550
1,800	Hologic, Inc.*	43,794
3,700	Sirona Dental Systems, Inc.*	283,716
6,200	St Jude Medical, Inc.	372,806
2,100	Stryker Corp.	169,575
5,700	Teleflex, Inc.	598,728
200	Zimmer Holdings, Inc.	20,110
		1,769,279
Health Care Providers & Services — 3.6%
6,190	Aetna, Inc.	501,390
1,900	DaVita HealthCare Partners, Inc.*	138,966
8,500	Express Scripts Holding Co.*	600,355
5,700	HCA Holdings, Inc.	401,964
7,200	Health Net, Inc.*	331,992
2,600	Humana, Inc.	338,754
300	LifePoint Hospitals, Inc.*	20,757
2,000	MEDNAX, Inc.*	109,640
18,600	Omnicare, Inc.	1,158,036
700	UnitedHealth Group, Inc.	60,375
5,800	WellPoint, Inc.	693,796
		4,356,025
Hotels, Restaurants & Leisure — 1.0%
1,600	Hyatt Hotels Corp. - Class A*	96,832
8,300	Marriott International, Inc. - Class A	580,170
8,800	Royal Caribbean Cruises, Ltd. (U.S. Shares)	592,152
		1,269,154
Household Durables — 0.5%
4,200	Garmin, Ltd.#	218,358
1,500	Leggett & Platt, Inc.	52,380
10,600	Newell Rubbermaid, Inc.	364,746
		635,484
Household Products — 1.0%
3,500	Clorox Co.	336,140
8,300	Kimberly-Clark Corp.	892,831
		1,228,971
Independent Power and Renewable Electricity Producers — 0.7%
3,200	Calpine Corp.*	69,440
27,500	NRG Energy, Inc.	838,200
		907,640
Information Technology Services — 1.3%
16,700	Amdocs, Ltd. (U.S. Shares)	766,196
13,100	Fidelity National Information Services, Inc.	737,530
2,600	Genpact, Ltd.	42,432
		1,546,158
Insurance — 12.1%
12,300	Aflac, Inc.	716,475
400	Alleghany Corp.*	167,260
8,400	Allied World Assurance Co. Holdings AG	309,456
15,500	Allstate Corp.	951,235
17,300	American Financial Group, Inc.	1,001,497
4,700	Aon PLC	412,049
22,900	Arch Capital Group, Ltd.*	1,253,088
600	Aspen Insurance Holdings, Ltd.	25,662
25,600	Assurant, Inc.	1,646,080
5,300	Axis Capital Holdings, Ltd.	250,849
20,800	Cincinnati Financial Corp.	978,640
2,800	Everest Re Group, Ltd.	453,628
28,587	FNF Group	793,003
28,600	Genworth Financial, Inc. - Class A*	374,660
14,200	HCC Insurance Holdings, Inc.	685,718
1,200	Markel Corp.*	763,380
12,600	Marsh & McLennan Cos., Inc.	659,484
1,100	PartnerRe, Ltd.	120,879
7,400	Protective Life Corp.	513,634
15,300	Reinsurance Group of America, Inc.	1,225,989
2,800	RenaissanceRe Holdings, Ltd.	279,972
800	StanCorp Financial Group, Inc.	50,544
18,000	Torchmark Corp.	942,660
1,800	Travelers Cos., Inc.	169,092
800	XL Group PLC	26,536
		14,771,470
Life Sciences Tools & Services — 1.7%
19,300	PerkinElmer, Inc.	841,480
1,400	QIAGEN NV (U.S. Shares)*	31,878
9,400	Thermo Fisher Scientific, Inc.	1,143,980
		2,017,338
Machinery — 1.2%
2,300	Caterpillar, Inc.	227,769
3,600	Dover Corp.	289,188
6,500	PACCAR, Inc.	369,688
600	Pentair PLC	39,294
2,100	Snap-on, Inc.	254,268
6,400	Trinity Industries, Inc.	299,008
		1,479,215
Media — 2.4%
18,650	Comcast Corp. - Class A	1,002,997
13,600	John Wiley & Sons, Inc. - Class A	763,096
400	Madison Square Garden Co. - Class A*	26,448
4,500	Time Warner, Inc.	338,445
9,500	Walt Disney Co.	845,785
		2,976,771
Metals & Mining — 1.7%
43,100	Alcoa, Inc.	693,479
8,100	Allegheny Technologies, Inc.	300,510
2,200	Freeport-McMoRan, Inc.	71,830
12,800	Royal Gold, Inc.	831,232
8,700	Tahoe Resources, Inc.*	176,610
		2,073,661
Multi-Utilities — 5.8%
3,400	Alliant Energy Corp.	188,394
4,000	Ameren Corp.	153,320
34,900	CMS Energy Corp.	1,035,134
10,900	DTE Energy Co.	829,272
4,000	Integrys Energy Group, Inc.	259,280
16,500	MDU Resources Group, Inc.	458,865
7,400	NiSource, Inc.	303,252
6,300	PG&E Corp.	283,752
9,200	Public Service Enterprise Group, Inc.	342,608
9,200	SCANA Corp.	456,412
18,500	Sempra Energy	1,949,530
9,300	Vectren Corp.	371,070
10,500	Wisconsin Energy Corp.#	451,500
		7,082,389
Multiline Retail — 0%
200	Macy's, Inc.	11,636
Oil, Gas & Consumable Fuels — 9.8%
2,200	Apache Corp.	206,514
5,100	Chesapeake Energy Corp.	117,249
1,400	Chevron Corp.	167,048
2,700	Cimarex Energy Co.	341,631
10,593	ConocoPhillips	810,576
9,800	CONSOL Energy, Inc.	371,028
8,200	Devon Energy Corp.	559,076
2,300	Energen Corp.	166,152
500	EQT Corp.	45,770
26,929	Exxon Mobil Corp.	2,532,673
6,000	Golar LNG, Ltd.	398,400
3,200	Gulfport Energy Corp.*	170,880
11,200	Hess Corp.	1,056,384
6,900	Marathon Oil Corp.	259,371
25,800	Newfield Exploration Co.*	956,406
1,400	Noble Energy, Inc.	95,704
2,400	ONEOK, Inc.	157,320
17,100	Phillips 66	1,390,401
5,200	QEP Resources, Inc.	160,056
9,600	SandRidge Energy, Inc.*,#	41,184
12,400	Spectra Energy Corp.	486,824
8,200	Teekay Corp. (U.S. Shares)	544,152
7,400	Valero Energy Corp.	342,398
5,400	Whiting Petroleum Corp.*	418,770
900	World Fuel Services Corp.	35,928
5,500	WPX Energy, Inc.	132,330
		11,964,225
Pharmaceuticals — 0.7%
1,600	Hospira, Inc.*	83,248
1,200	Mallinckrodt PLC*	108,180
22,871	Pfizer, Inc.	676,295
		867,723
Professional Services — 0.4%
12,000	Nielsen NV	531,960
Real Estate Investment Trusts (REITs) — 10.5%
6,600	Alexandria Real Estate Equities, Inc.	486,750
3,800	American Campus Communities, Inc.	138,510
18,600	American Capital Agency Corp.	395,250
3,800	American Homes 4 Rent - Class A	64,182
11,600	Annaly Capital Management, Inc.	123,888
14,900	Apartment Investment & Management Co. - Class A	474,118
1,200	AvalonBay Communities, Inc.	169,164
37,100	BioMed Realty Trust, Inc.	749,420
2,300	Boston Properties, Inc.	266,248
2,400	Brandywine Realty Trust	33,768
3,100	Camden Property Trust	212,443
16,300	Corporate Office Properties Trust	419,236
8,500	DDR Corp.	142,205
1,100	Digital Realty Trust, Inc.	68,618
17,800	Douglas Emmett, Inc.	456,926
15,700	Duke Realty Corp.	269,726
2,000	Equity Commonwealth*	51,420
4,500	Equity Lifestyle Properties, Inc.	190,620
5,000	Equity Residential	307,900
2,800	Essex Property Trust, Inc.	500,500
2,700	Federal Realty Investment Trust	319,842
1,900	General Growth Properties, Inc.	44,745
11,000	Healthcare Trust of America, Inc. - Class A	127,600
3,400	Home Properties, Inc.	198,016
14,300	Host Hotels & Resorts, Inc.	305,019
5,000	Kilroy Realty Corp.	297,200
9,200	Kimco Realty Corp.	201,572
5,000	Macerich Co.	319,150
27,600	MFA Financial, Inc.	214,728
5,500	Mid-America Apartment Communities, Inc.	361,075
3,700	National Retail Properties, Inc.	127,909
11,200	Omega Healthcare Investors, Inc.	382,928
2,000	Piedmont Office Realty Trust, Inc. - Class A	35,280
11,000	Post Properties, Inc.	564,740
1,100	Public Storage	182,424
2,800	Realty Income Corp.#	114,212
4,500	Regency Centers Corp.	242,235
31,800	Retail Properties of America, Inc. - Class A	465,234
2,400	Senior Housing Properties Trust	50,208
900	Simon Property Group, Inc.	147,978
1,700	SL Green Realty Corp.	172,244
38,000	Starwood Property Trust, Inc.	834,480
500	Taubman Centers, Inc.	36,500
51,000	Two Harbors Investment Corp.	493,170
9,000	UDR, Inc.	245,250
400	Ventas, Inc.	24,780
5,000	Vornado Realty Trust	499,800
6,500	Weingarten Realty Investors	204,750
		12,733,961
Real Estate Management & Development — 1.2%
4,700	Howard Hughes Corp.*	705,000
6,200	Jones Lang LaSalle, Inc.	783,308
		1,488,308
Road & Rail — 1.5%
9,700	Con-way, Inc.	460,750
21,000	CSX Corp.	673,260
600	Norfolk Southern Corp.	66,960
7,300	Ryder System, Inc.	656,781
		1,857,751
Semiconductor & Semiconductor Equipment — 1.6%
1,200	Analog Devices, Inc.	59,388
6,900	Applied Materials, Inc.	149,109
5,000	Broadcom Corp. - Class A	202,100
1,700	Freescale Semiconductor, Ltd.*	33,201
2,200	Intel Corp.	76,604
2,800	KLA-Tencor Corp.	220,584
400	Lam Research Corp.	29,880
2,500	Maxim Integrated Products, Inc.	75,600
30,300	Micron Technology, Inc.*	1,038,078
		1,884,544
Software — 0.1%
2,400	Electronic Arts, Inc.*	85,464
2,000	Nuance Communications, Inc.*	30,830
1,800	Rovi Corp.*	35,541
		151,835
Specialty Retail — 0.4%
1,600	Best Buy Co., Inc.	53,744
7,400	Foot Locker, Inc.	411,810
1,000	Murphy USA, Inc.	53,060
		518,614
Technology Hardware, Storage & Peripherals — 1.7%
9,300	Hewlett-Packard Co.	329,871
9,500	Lexmark International, Inc. - Class A	403,750
5,300	SanDisk Corp.	519,135
8,800	Western Digital Corp.	856,416
		2,109,172
Thrifts & Mortgage Finance — 0.1%
14,700	Hudson City Bancorp, Inc.	142,884
Tobacco — 0.5%
7,900	Altria Group, Inc.	362,926
3,100	Reynolds American, Inc.	182,900
		545,826
Trading Companies & Distributors — 0.2%
4,500	Air Lease Corp.	146,250
1,900	MRC Global, Inc.*	44,308
		190,558
Water Utilities — 0.2%
3,700	American Water Works Co., Inc.	178,451

Total Common Stock (cost $112,745,091)		120,375,631
Money Market — 0.5%
628,000	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $628,000)	628,000
Investment Purchased with Cash Collateral From Securities Lending — 0.7%
840,375	Janus Cash Collateral Fund LLC, 0.0650%∞,£ (cost $840,375)	840,375
Total Investments (total cost $114,213,466) – 100%		$ 121,844,006

Summary of Investments by Country – (Long Positions)

September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$121,194,686	99.5%
Norway	398,400	0.3
Canada	176,610	0.2
India	42,432	0.0
Germany	31,878	0.0
Total	$121,844,006	100.0%

†† Includes Cash Equivalents of 1.2%.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

∞ Rate shown is the 7-day yield as of September 30, 2014.

# Loaned security; a portion of the security is on loan at September 30, 2014.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
INTECH U.S. Value Fund
Janus Cash Collateral Fund LLC	852,019	3,241,597	(3,253,241)	840,375	$ -	$ 1,264(1)	$ 840,375
Janus Cash Liquidity Fund LLC	679,570	4,341,140	(4,392,710)	628,000	-	134	628,000
					$ -	$ 1,398	$ 1,468,375

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock	$120,375,631	$—	$—

Money Market	—	628,000	—

Investment Purchased with Cash Collateral From Securities Lending	—	840,375	—
Total Assets	$120,375,631	$1,468,375	$—

Janus Diversified Alternatives Fund

Consolidated Schedule of Investments (unaudited)

As of September 30, 2014

Shares		Value
Money Market — 100.0%
5,029,865	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $5,029,865)	$ 5,029,865
Total Investments (total cost $5,029,865) – 100%		$ 5,029,865

Schedule of Forward Currency Contracts, Open September 30, 2014
Counterparty/Currency and Settlement Date	Currency Units Sold/ (Purchased)	Currency Value	Unrealized Appreciation/ (Depreciation)
HSBC Securities (USA), Inc.:
Australian Dollar 10/10/14	(2,463,000)	$ (2,154,726)	$ 3,527
British Pound 10/10/14	54,000	87,522	49
Canadian Dollar 10/10/14	718,000	641,045	172
Euro 10/10/14	(2,628,000)	(3,319,086)	1,328
Japanese Yen 10/10/14	156,000,000	1,422,673	(294)
New Zealand Dollar 10/10/14	(893,000)	(696,263)	1,182
Norwegian Krone 10/10/14	(16,720,000)	(2,602,568)	950
Swedish Krona 10/10/14	17,730,000	2,457,810	(1,547)
Swiss Franc 10/10/14	3,945,000	4,133,401	(8,812)
Total		$ (30,192)	$ (3,445)

Schedule of Futures – Long September 30, 2014
Description	Unrealized Appreciation/ (Depreciation)
Copper
expires March 2015
1 contract
principal amount $79,313
value $75,313	$ (4,000)
Copper
expires March 2015
1 contract
principal amount $79,238
value $75,313	(3,925)
Copper
expires March 2015
1 contract
principal amount $80,575
value $75,313	(5,262)
Copper
expires March 2015
1 contract
principal amount $79,400
value $75,313	(4,087)
Copper
expires March 2015
5 contracts
principal amount $376,607
value $376,562	(45)
Cotton
expires March 2015
1 contract
principal amount $32,720
value $30,225	(2,495)
Cotton
expires March 2015
1 contract
principal amount $33,500
value $30,225	(3,275)
Cotton
expires March 2015
2 contracts
principal amount $62,437
value $60,450	(1,987)
Cotton
expires March 2015
6 contracts
principal amount $181,460
value $181,350	(110)
Cotton
expires March 2015
7 contracts
principal amount $235,278
value $211,575	(23,703)
Euro-Bund
expires December 2014
3 contracts
principal amount $448,860
value $449,044	184
Euro-Bund
expires December 2014
27 contracts
principal amount $4,041,992
value $4,041,876	(116)
Euro-Bund
expires December 2014
33 contracts
principal amount $4,929,210
value $4,942,114	12,904
Gold
expires February 2015
1 contract
principal amount $123,730
value $121,230	(2,500)
Gold
expires February 2015
2 contracts
principal amount $242,453
value $242,460	7
Gold
expires February 2015
3 contracts
principal amount $380,460
value $363,690	(16,770)
Live Cattle
expires April 2015
1 contract
principal amount $63,840
value $64,910	1,070
Live Cattle
expires April 2015
3 contracts
principal amount $194,783
value $194,730	(53)
Live Cattle
expires April 2015
7 contracts
principal amount $441,366
value $454,370	13,004
S&P 500® E-mini
expires December 2014
1 contract
principal amount $99,559
value $98,275	(1,284)
S&P 500® E-mini
expires December 2014
5 contracts
principal amount $491,187
value $491,375	188
S&P 500® E-mini
expires December 2014
22 contracts
principal amount $2,173,521
value $2,162,050	(11,471)
Silver
expires March 2015
1 contract
principal amount $89,150
value $85,485	(3,665)
Silver
expires March 2015
1 contract
principal amount $93,900
value $85,485	(8,415)
Silver
expires March 2015
1 contract
principal amount $97,600
value $85,485	(12,115)
Silver
expires March 2015
1 contract
principal amount $99,800
value $85,485	(14,315)
Silver
expires March 2015
4 contracts
principal amount $342,116
value $341,940	(176)
U.S. Dollar Index
expires December 2014
102 contracts
principal amount $8,465,796
value $8,776,800	311,004
WTI Crude
expires December 2014
3 contracts
principal amount $270,870
value $270,810	(60)
WTI Crude
expires December 2014
5 contracts
principal amount $462,229
value $451,351	(10,878)
Total Futures - Long	$ 207,654

Schedule of Futures – Short September 30, 2014
Description	Unrealized Appreciation/ (Depreciation)
Brent Crude
expires December 2014
6 contracts
principal amount $611,473
value $571,920	$ 39,553
Brent Crude
expires December 2014
2 contracts
principal amount $190,653
value $190,640	13
Brent Crude
expires December 2014
1 contract
principal amount $99,750
value $95,320	4,430
Coffee 'C'
expires March 2015
4 contracts
principal amount $295,468
value $296,175	(707)
Coffee 'C'
expires March 2015
3 contracts
principal amount $222,005
value $222,132	(127)
Coffee 'C'
expires March 2015
1 contract
principal amount $69,403
value $74,044	(4,641)
Coffee 'C'
expires March 2015
1 contract
principal amount $76,725
value $74,044	2,681
Coffee 'C'
expires March 2015
1 contract
principal amount $72,056
value $74,044	(1,988)
Corn
expires March 2015
34 contracts
principal amount $582,675
value $566,950	15,725
Corn
expires March 2015
14 contracts
principal amount $233,238
value $233,450	(212)
Corn
expires March 2015
5 contracts
principal amount $84,473
value $83,375	1,098
Soybean
expires January 2015
8 contracts
principal amount $411,100
value $368,500	42,600
Soybean
expires January 2015
5 contracts
principal amount $230,464
value $230,312	152
Soybean
expires January 2015
2 contracts
principal amount $106,545
value $92,125	14,420
Soybean
expires January 2015
2 contracts
principal amount $94,356
value $92,125	2,231
Soybean
expires January 2015
1 contract
principal amount $51,613
value $46,063	5,550
Soybean
expires January 2015
1 contract
principal amount $49,463
value $46,063	3,400
Sugar #11
expires July 2015
36 contracts
principal amount $681,706
value $682,214	(508)
Sugar #11
expires July 2015
11 contracts
principal amount $208,298
value $208,454	(156)
Wheat
expires May 2015
24 contracts
principal amount $597,300
value $598,500	(1,200)
Wheat
expires May 2015
8 contracts
principal amount $199,367
value $199,500	(133)
Wheat
expires May 2015
3 contracts
principal amount $74,447
value $74,813	(366)
Total Futures - Short	$ 121,815

Total Return Swaps outstanding at September 30, 2014
Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.	$ 8,699,913	3 month USD LIBOR plus 20 basis points	Barclays U.S. Credit RBI Series-1 Index	11/1/14	$ (456)
BNP Paribas	10,699,223	1 month USD LIBOR minus 10 basis points	Russell 2000® Total Return Index	11/5/14	1
BNP Paribas	38,700,040	If negative, a long/short basket of commodity indexes minus 22 basis points	If positive, a long/short basket of commodity indexes minus 22 basis points	10/31/14	-
BNP Paribas	(10,697,642)	Russell 1000® Total Return Index	1 month USD LIBOR plus 20 basis points	11/5/14	-
Goldman Sachs International	8,703,051	1 month USD LIBOR plus 30 basis points	S&P 500® Citigroup Pure Value	11/6/14	(2)
Goldman Sachs International	5,899,923	1 month USD LIBOR plus 49 basis points	MSCI Daily Total Return Net Emerging Markets	11/6/14	44
Goldman Sachs International	(5,900,101)	MSCI Daily Total Return Gross World USD	1 month USD LIBOR plus 20 basis points	11/6/14	5
Goldman Sachs International	(8,701,766)	S&P 500® Citigroup Pure Growth	1 month USD LIBOR plus 10 basis points	11/6/14	(5)
Total					$ (413)

Notes to Consolidated Schedule of Investments (unaudited)

LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company

∞ Rate shown is the 7-day yield as of September 30, 2014.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Diversified Alternatives Fund
Janus Cash Liquidity Fund LLC	10,255,772	16,796,999	(22,022,906)	5,029,865	$ -	$ 1,707	$ 5,029,865

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Money Market	$—	$5,029,865	$—

Total Investments in Securities	$—	$5,029,865	$—

Other Financial Instruments(a):
Forward Currency Contracts	$—	$7,208	$—
Outstanding Swap Contracts at Value	—	50	—
Variation Margin Receivable	85,213	—	—

Total Assets	$85,213	$5,037,123	$—

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$—	$10,653	$—
Outstanding Swap Contracts at Value	—	463	—
Variation Margin Payable	79,794	—	—

Total Liabilities	$79,794	$11,116	$—
(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Flexible Bond Fund

Schedule of Investments (unaudited)

As of September 30, 2014

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 4.8%
$15,244,000	AmeriCredit Automobile Receivables Trust 2012-4 2.6800%, 10/9/18	$ 15,423,879
5,249,000	AmeriCredit Automobile Receivables Trust 2013-4 3.3100%, 10/8/19	5,359,586
70,854,000	Applebee's/IHOP Funding LLC 4.2770%, 9/5/21 (144A)	70,180,320
10,293,000	Aventura Mall Trust 2013-AVM 3.8674%, 12/5/20 (144A),‡	9,922,092
8,200,000	Boca Hotel Portfolio Trust 2013-BOCA 3.2036%, 8/15/26 (144A),‡	8,206,495
33,049,275	CKE Restaurant Holdings, Inc. 4.4740%, 3/20/43 (144A)	33,355,642
9,586,699	COMM 2007-C9 Mortgage Trust 5.6500%, 12/10/49	10,279,616
24,700,000	Commercial Mortgage Trust 2007-GG11 5.8670%, 12/10/49‡	26,967,040
16,000,134	Domino's Pizza Master Issuer LLC 5.2160%, 1/25/42 (144A)	16,898,669
19,113,654	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20 (144A),§	16,522,703
14,049,000	GS Mortgage Securities Corp. II 3.5495%, 12/10/27 (144A),‡	13,203,573
6,423,000	GS Mortgage Securities Corp. Trust 2013-NYC5 3.7706%, 1/10/18 (144A),‡	6,459,907
6,045,000	Hilton USA Trust 2013-HLT 4.4065%, 11/5/30 (144A)	6,162,974
4,057,000	Hilton USA Trust 2013-HLT 5.6086%, 11/5/30 (144A),‡	4,119,900
9,973,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.1436%, 4/15/30 (144A),‡	9,999,508
4,700,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.8936%, 4/15/30 (144A),‡	4,716,897
11,005,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-WT 2.8044%, 2/16/25 (144A)	11,179,649
9,050,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-WT 4.8447%, 2/16/25 (144A)	9,323,980
3,806,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU 3.6540%, 12/15/28 (144A),‡	3,809,163
17,794,774	LB-UBS Commercial Mortgage Trust 2007-C2 5.4930%, 2/15/40‡	18,919,101
6,243,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	6,335,796
6,185,000	Santander Drive Auto Receivables Trust 2012-5 3.3000%, 9/17/18	6,382,030
22,396,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 5.3830%, 12/15/43	23,964,974
7,621,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.5910%, 4/15/47‡	8,281,588
7,610,194	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 6.1400%, 2/15/51‡	7,942,120
4,678,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 2.9036%, 1/15/27 (144A),‡	4,677,995
1,691,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 2.4036%, 2/15/27 (144A),‡	1,690,998
1,902,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 3.4036%, 2/15/27 (144A),‡	1,900,701
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $362,443,324)		362,186,896
Bank Loans and Mezzanine Loans — 1.8%
Basic Industry — 0.1%
13,487,073	FMG Resources August 2006 Pty, Ltd. 3.7500%, 6/30/19‡	13,189,952
Communications — 0.2%
13,886,110	Tribune Media Co. 4.0000%, 12/27/20‡	13,690,871
Consumer Cyclical — 0.3%
22,757,647	MGM Resorts International 3.5000%, 12/20/19‡	22,330,942
Consumer Non-Cyclical — 0.4%
3,311,973	CHS/Community Health Systems, Inc. 4.2500%, 1/27/21‡	3,299,851
14,372,775	IMS Health, Inc. 3.5000%, 3/17/21‡	14,067,353
11,357,814	Quintiles Transnational Corp. 3.7500%, 6/8/18‡	11,173,250
		28,540,454
Technology — 0.8%
61,720,312	Avago Technologies Cayman, Ltd. 3.7500%, 5/6/21‡	61,111,133
Total Bank Loans and Mezzanine Loans (cost $140,682,990)		138,863,352
Corporate Bonds — 50.2%
Asset-Backed Securities — 0.3%
21,409,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	21,058,792
Banking — 9.7%
28,796,000	Abbey National Treasury Services PLC 4.0000%, 3/13/24	29,185,408
15,154,000	American Express Co. 6.8000%, 9/1/66‡	16,176,895
9,225,000	Bank of America Corp. 1.5000%, 10/9/15	9,294,649
38,995,000	Bank of America Corp. 2.6500%, 4/1/19	38,875,480
22,491,000	Bank of America Corp. 4.2000%, 8/26/24	22,296,520
32,118,000	Bank of America Corp. 8.0000%µ	34,627,379
20,819,000	Citigroup, Inc. 5.9000%, 12/29/49	20,246,478
9,403,000	Credit Suisse, New York 5.4000%, 1/14/20	10,488,351
29,816,000	Credit Suisse, New York 3.6250%, 9/9/24	29,416,704
29,579,000	Goldman Sachs Capital I 6.3450%, 2/15/34	33,624,342
8,951,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	9,720,884
19,867,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	20,073,239
15,966,000	Goldman Sachs Group, Inc. 5.7000%µ	16,197,507
10,680,000	HBOS PLC 6.7500%, 5/21/18 (144A)	12,080,725
4,246,000	HSBC Bank USA NA 4.8750%, 8/24/20	4,691,957
17,737,000	Intesa Sanpaolo SpA 5.0170%, 6/26/24 (144A)	17,281,798
3,467,000	JPMorgan Chase & Co. 7.9000%µ	3,753,028
10,989,000	Lloyds Bank PLC 6.5000%, 9/14/20 (144A)	12,776,559
6,985,000	Morgan Stanley 4.7500%, 3/22/17	7,506,158
20,696,000	Morgan Stanley 2.5000%, 1/24/19	20,697,387
46,335,000	Morgan Stanley 2.3750%, 7/23/19	45,602,351
19,586,000	Morgan Stanley 5.0000%, 11/24/25	20,483,235
35,762,000	Morgan Stanley 4.3500%, 9/8/26	35,147,502
4,290,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	4,353,616
33,636,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23	35,516,051
31,858,000	Royal Bank of Scotland Group PLC 6.0000%, 12/19/23	33,397,984
55,037,000	Royal Bank of Scotland Group PLC 5.1250%, 5/28/24	54,077,210
16,176,000	Santander UK PLC 5.0000%, 11/7/23 (144A)	16,971,147
16,605,000	SVB Financial Group 5.3750%, 9/15/20	18,575,050
21,177,000	Synchrony Financial 3.0000%, 8/15/19	21,235,046
52,059,000	Synchrony Financial 4.2500%, 8/15/24	52,065,559
31,548,000	Zions Bancorporation 5.8000%µ	30,128,340
		736,564,539
Basic Industry — 1.7%
8,131,000	Alcoa, Inc. 5.1250%, 10/1/24	8,141,562
11,768,000	Ashland, Inc. 3.8750%, 4/15/18	11,797,420
15,483,000	Ashland, Inc. 6.8750%, 5/15/43	16,141,028
14,385,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	14,870,494
5,554,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	6,082,296
2,063,000	Plains Exploration & Production Co. 6.6250%, 5/1/21	2,258,985
5,064,000	Plains Exploration & Production Co. 6.7500%, 2/1/22	5,608,380
23,144,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	26,268,440
8,361,000	Reliance Steel & Aluminum Co. 4.5000%, 4/15/23	8,595,426
7,795,000	Steel Dynamics, Inc. 5.1250%, 10/1/21 (144A)	7,911,925
3,897,000	Steel Dynamics, Inc. 5.5000%, 10/1/24 (144A)	3,916,485
11,577,000	WR Grace & Co. 5.1250%, 10/1/21 (144A)	11,765,126
6,561,000	WR Grace & Co. 5.6250%, 10/1/24 (144A)	6,725,025
		130,082,592
Brokerage — 3.3%
15,357,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	16,739,130
14,056,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	14,425,434
16,342,000	Charles Schwab Corp. 7.0000%µ	19,048,725
9,031,000	E*TRADE Financial Corp. 6.7500%, 6/1/16	9,505,128
8,173,000	E*TRADE Financial Corp. 6.0000%, 11/15/17	8,418,190
21,271,000	E*TRADE Financial Corp. 6.3750%, 11/15/19	22,334,550
2,591,000	Lazard Group LLC 6.8500%, 6/15/17	2,919,313
20,879,000	Lazard Group LLC 4.2500%, 11/14/20	21,827,303
34,939,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	36,336,560
20,841,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	22,143,563
45,612,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	51,389,581
14,325,000	Stifel Financial Corp. 4.2500%, 7/18/24	14,406,681
13,445,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	13,529,018
		253,023,176
Capital Goods — 1.4%
12,647,000	CNH Industrial Capital LLC 3.6250%, 4/15/18	12,362,443
13,152,000	Exelis, Inc. 4.2500%, 10/1/16	13,838,285
5,683,000	Exelis, Inc. 5.5500%, 10/1/21	6,048,957
18,546,000	FLIR Systems, Inc. 3.7500%, 9/1/16	19,382,072
12,824,000	Hanson, Ltd. 6.1250%, 8/15/16	13,721,680
14,999,000	Ingersoll-Rand Global Holding Co., Ltd. 4.2500%, 6/15/23	15,729,256
8,035,000	Interface, Inc. 7.6250%, 12/1/18	8,356,400
13,577,000	Martin Marietta Materials, Inc. 4.2500%, 7/2/24 (144A)	13,770,051
3,585,000	Vulcan Materials Co. 7.0000%, 6/15/18	3,979,350
		107,188,494
Communications — 1.5%
7,456,000	Nielsen Finance LLC / Nielsen Finance Co. 4.5000%, 10/1/20	7,213,680
8,384,000	Nielsen Finance LLC / Nielsen Finance Co. 5.0000%, 4/15/22 (144A)	8,195,360
11,844,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	12,010,764
17,990,000	UBM PLC 5.7500%, 11/3/20 (144A)	19,451,274
14,869,000	Verizon Communications, Inc. 2.6250%, 2/21/20 (144A)	14,682,468
13,692,000	Verizon Communications, Inc. 5.1500%, 9/15/23	15,162,096
12,383,000	Verizon Communications, Inc. 6.4000%, 9/15/33	15,085,194
6,030,000	Viacom, Inc. 3.8750%, 4/1/24	6,004,963
19,030,000	Viacom, Inc.
	4.3750%, 3/15/43	17,520,978
		115,326,777
Consumer Cyclical — 3.7%
33,615,000	Brinker International, Inc. 3.8750%, 5/15/23	33,002,904
4,909,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	5,150,385
7,246,000	DR Horton, Inc. 4.7500%, 5/15/17	7,517,725
12,755,000	DR Horton, Inc. 3.7500%, 3/1/19	12,404,237
13,271,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	15,259,314
16,660,000	General Motors Co. 3.5000%, 10/2/18	16,930,725
59,404,000	General Motors Co. 4.8750%, 10/2/23	62,819,730
22,571,000	General Motors Co. 6.2500%, 10/2/43	26,408,070
7,422,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18	7,459,110
6,190,000	General Motors Financial Co., Inc. 4.2500%, 5/15/23	6,213,213
5,123,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	5,632,754
14,506,000	MDC Holdings, Inc. 5.5000%, 1/15/24	14,289,730
7,152,000	MGM Resorts International 8.6250%, 2/1/19	8,064,595
13,488,000	Schaeffler Finance BV 4.2500%, 5/15/21 (144A)	12,982,200
11,569,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	13,757,554
4,714,000	Tiffany & Co. 3.8000%, 10/1/24 (144A)	4,710,908
7,942,000	Tiffany & Co. 4.9000%, 10/1/44 (144A)	7,930,460
6,234,000	Toll Brothers Finance Corp. 4.0000%, 12/31/18	6,226,208
5,073,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	5,390,063
3,471,000	Toll Brothers Finance Corp. 4.3750%, 4/15/23	3,306,128
10,766,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	10,200,785
		285,656,798
Consumer Non-Cyclical — 3.1%
27,066,000	Forest Laboratories, Inc. 4.3750%, 2/1/19 (144A)	28,488,616
24,741,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	26,225,460
9,151,000	HCA, Inc. 3.7500%, 3/15/19	8,945,102
24,687,000	Life Technologies Corp. 6.0000%, 3/1/20	28,496,155
4,417,000	Life Technologies Corp. 5.0000%, 1/15/21	4,917,190
14,330,000	SABMiller Holdings, Inc. 2.2000%, 8/1/18 (144A)	14,299,549
14,460,000	Safeway, Inc. 4.7500%, 12/1/21	14,583,373
5,151,000	Smithfield Foods, Inc. 5.2500%, 8/1/18 (144A)	5,163,878
7,637,000	Sysco Corp. 3.0000%, 10/2/21	7,651,380
9,546,000	Sysco Corp. 3.5000%, 10/2/24	9,572,213
17,919,000	Sysco Corp. 4.5000%, 10/2/44	18,049,916
8,914,000	Tyson Foods, Inc. 6.6000%, 4/1/16	9,644,868
29,727,000	Wm Wrigley Jr Co. 2.4000%, 10/21/18 (144A)	29,938,537
31,521,000	Wm Wrigley Jr Co. 3.3750%, 10/21/20 (144A)	31,990,442
		237,966,679
Electric — 0.7%
14,784,000	CMS Energy Corp. 4.2500%, 9/30/15	15,275,509
8,285,000	IPALCO Enterprises, Inc. 5.0000%, 5/1/18	8,730,319
11,089,000	PPL WEM Holdings, Ltd. 3.9000%, 5/1/16 (144A)	11,541,098
15,325,000	PPL WEM Holdings, Ltd. 5.3750%, 5/1/21 (144A)	17,202,818
		52,749,744
Energy — 11.0%
28,952,000	Anadarko Petroleum Corp. 3.4500%, 7/15/24	28,436,249
21,473,000	Anadarko Petroleum Corp. 4.5000%, 7/15/44	20,689,450
63,321,000	California Resources Corp. 5.5000%, 9/15/21 (144A)	64,270,815
55,831,000	California Resources Corp. 6.0000%, 11/15/24 (144A)	57,366,353
58,906,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	60,305,017
76,498,000	Chesapeake Energy Corp. 4.8750%, 4/15/22	76,880,490
35,277,000	Cimarex Energy Co. 5.8750%, 5/1/22	37,922,775
26,773,000	Cimarex Energy Co. 4.3750%, 6/1/24	26,973,798
2,776,000	Continental Resources, Inc. 7.1250%, 4/1/21	3,077,890
38,248,000	Continental Resources, Inc. 5.0000%, 9/15/22	40,351,640
14,723,000	Continental Resources, Inc. 3.8000%, 6/1/24	14,421,414
7,457,000	Continental Resources, Inc. 4.9000%, 6/1/44	7,269,516
24,331,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 7.7500%, 4/1/19	25,486,723
26,856,000	DCP Midstream Operating LP 4.9500%, 4/1/22	29,223,007
11,479,000	DCP Midstream Operating LP 3.8750%, 3/15/23	11,492,947
11,825,000	DCP Midstream Operating LP 5.6000%, 4/1/44	13,002,510
14,277,000	Devon Energy Corp. 2.2500%, 12/15/18	14,244,463
8,455,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	9,096,836
8,736,000	El Paso Pipeline Partners Operating Co. LLC 4.3000%, 5/1/24	8,678,779
9,470,000	Energy Transfer Partners LP 4.1500%, 10/1/20	9,833,837
24,748,000	EnLink Midstream Partners LP 4.4000%, 4/1/24	25,686,419
19,619,000	EnLink Midstream Partners LP 5.6000%, 4/1/44	21,461,440
7,255,000	Ensco PLC 4.5000%, 10/1/24	7,279,428
7,556,000	Ensco PLC 5.7500%, 10/1/44	7,659,925
12,436,000	Forum Energy Technologies, Inc. 6.2500%, 10/1/21	12,777,990
3,479,000	Frontier Oil Corp. 6.8750%, 11/15/18	3,613,811
18,197,000	Kinder Morgan Energy Partners LP 5.0000%, 3/1/43	16,824,382
975,000	Kinder Morgan, Inc. 6.5000%, 9/15/20	1,096,875
14,570,000	Kinder Morgan, Inc. 7.7500%, 1/15/32	17,884,675
8,369,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	9,411,049
7,566,000	Nabors Industries, Inc. 6.1500%, 2/15/18	8,538,624
19,864,000	Nabors Industries, Inc. 5.0000%, 9/15/20	21,751,855
18,634,000	NGL Energy Partners LP / NGL Energy Finance Corp. 5.1250%, 7/15/19 (144A)	18,261,320
2,066,000	Southern Star Central Gas Pipeline, Inc. 6.0000%, 6/1/16 (144A)	2,190,896
23,080,000	Spectra Energy Partners LP 4.7500%, 3/15/24	24,754,985
42,518,000	Western Gas Partners LP 5.3750%, 6/1/21	47,513,822
6,556,000	Whiting Petroleum Corp. 6.5000%, 10/1/18	6,777,265
25,571,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	26,274,203
		838,783,473
Finance Companies — 2.2%
43,920,000	CIT Group, Inc. 4.2500%, 8/15/17	44,359,200
6,787,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	7,279,058
26,947,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	28,193,299
8,978,000	CIT Group, Inc. 3.8750%, 2/19/19	8,820,885
15,736,000	CIT Group, Inc. 5.0000%, 8/1/23	15,617,980
8,386,000	GE Capital Trust I 6.3750%, 11/15/67‡	9,056,880
1,608,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	1,740,660
29,605,000	General Electric Capital Corp. 6.2500%µ	31,899,387
17,000,000	General Electric Capital Corp. 7.1250%µ	19,677,500
		166,644,849
Financial — 0.9%
25,443,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	25,989,999
43,731,000	LeasePlan Corp. NV 2.5000%, 5/16/18 (144A)	43,863,374
		69,853,373
Industrial — 0.3%
6,473,000	CBRE Services, Inc. 6.6250%, 10/15/20	6,805,712
6,418,000	Cintas Corp. No 2 2.8500%, 6/1/16	6,608,101
6,862,000	Cintas Corp. No 2 4.3000%, 6/1/21	7,440,844
		20,854,657
Insurance — 0.8%
6,237,000	American International Group, Inc. 5.6000%, 10/18/16	6,790,159
35,952,000	Primerica, Inc. 4.7500%, 7/15/22	38,969,128
14,355,000	Voya Financial, Inc. 5.6500%, 5/15/53‡	14,426,775
		60,186,062
Owned No Guarantee — 0.3%
10,645,000	CNOOC Nexen Finance 2014 ULC 4.2500%, 4/30/24	10,788,835
11,262,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)	11,839,403
		22,628,238
Real Estate Investment Trusts (REITs) — 2.7%
14,113,000	Alexandria Real Estate Equities, Inc. 2.7500%, 1/15/20	13,983,781
26,135,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	27,436,131
13,937,000	Alexandria Real Estate Equities, Inc. 4.5000%, 7/30/29	13,939,230
10,311,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	11,964,575
27,278,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	31,774,260
33,208,000	Kennedy-Wilson, Inc. 8.7500%, 4/1/19	35,283,500
11,945,000	Post Apartment Homes LP 4.7500%, 10/15/17	12,972,820
3,586,000	Reckson Operating Partnership LP 6.0000%, 3/31/16	3,818,255
3,644,000	Retail Opportunity Investments Partnership LP 5.0000%, 12/15/23	3,879,763
5,294,000	Senior Housing Properties Trust 6.7500%, 4/15/20	6,023,931
6,189,000	Senior Housing Properties Trust 6.7500%, 12/15/21	7,141,753
11,426,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	12,311,926
20,327,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 7.7500%, 3/15/20	24,168,153
		204,698,078
Technology — 5.0%
17,259,000	Amphenol Corp. 4.7500%, 11/15/14	17,344,484
11,729,000	Amphenol Corp. 3.1250%, 9/15/21	11,702,199
15,199,000	Autodesk, Inc. 3.6000%, 12/15/22	14,988,266
3,532,000	Fidelity National Information Services, Inc. 5.0000%, 3/15/22	3,722,004
17,625,000	Fidelity National Information Services, Inc. 3.8750%, 6/5/24	17,606,212
12,013,000	Fiserv, Inc. 3.1250%, 10/1/15	12,281,106
35,868,000	Motorola Solutions, Inc. 4.0000%, 9/1/24	35,011,400
44,363,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	44,494,447
6,602,000	Seagate HDD Cayman 4.7500%, 6/1/23	6,651,515
62,245,000	Seagate HDD Cayman 4.7500%, 1/1/25 (144A)	61,933,775
58,228,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	57,497,530
10,934,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	11,788,033
43,239,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	48,690,141
20,776,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	21,396,039
6,673,000	Xilinx, Inc. 2.1250%, 3/15/19	6,631,707
8,510,000	Xilinx, Inc. 3.0000%, 3/15/21	8,515,974
		380,254,832
Transportation — 1.2%
2,498,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	2,544,043
17,976,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	18,432,267
2,812,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	2,869,174
22,958,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	23,919,573
10,798,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 6/15/19 (144A)	10,737,110
1,638,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 4.8750%, 7/11/22 (144A)	1,760,265
11,867,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	12,202,433
4,105,000	Southwest Airlines Co. 5.2500%, 10/1/14	4,105,000
11,282,000	Southwest Airlines Co. 5.1250%, 3/1/17	12,176,967
		88,746,832
Utility — 0.4%
9,424,000	American Water Capital Corp. 3.4000%, 3/1/25	9,384,476
23,576,000	American Water Capital Corp. 4.3000%, 12/1/42	23,406,606
		32,791,082
Total Corporate Bonds (cost $3,746,622,652)		3,825,059,067
Mortgage-Backed Securities — 22.9%
Fannie Mae Pool:
2,809,359	5.5000%, 1/1/25	3,089,050
9,954,263	5.0000%, 9/1/29	11,026,233
3,839,522	5.0000%, 1/1/30	4,249,438
2,007,863	5.5000%, 1/1/33	2,255,861
9,868,132	6.0000%, 10/1/35	11,224,158
8,779,005	6.0000%, 12/1/35	9,986,560
3,357,854	6.0000%, 2/1/37	3,887,706
11,386,393	6.0000%, 9/1/37	12,477,304
9,791,681	6.0000%, 10/1/38	11,425,558
3,206,907	7.0000%, 2/1/39	3,466,729
10,339,241	5.5000%, 3/1/40	11,718,745
29,507,480	5.5000%, 4/1/40	33,082,017
2,642,385	4.5000%, 10/1/40	2,881,692
2,985,209	4.0000%, 12/1/40	3,162,489
29,602,447	5.0000%, 2/1/41	32,808,772
5,712,731	5.5000%, 2/1/41	6,475,007
5,068,387	4.5000%, 4/1/41	5,487,663
8,293,023	4.5000%, 4/1/41	9,011,785
4,596,116	5.0000%, 4/1/41	5,091,798
8,296,974	4.5000%, 5/1/41	8,986,940
4,663,173	5.0000%, 5/1/41	5,167,119
10,083,440	5.5000%, 5/1/41	11,233,192
4,498,831	5.5000%, 6/1/41	5,028,038
12,236,241	5.0000%, 7/1/41	13,562,157
11,679,426	4.5000%, 8/1/41	12,698,587
8,143,022	4.5000%, 10/1/41	8,833,225
5,131,199	5.0000%, 10/1/41	5,674,739
15,365,821	4.0000%, 6/1/42	16,244,480
37,585,083	3.5000%, 7/1/42	38,594,659
11,965,992	4.0000%, 7/1/42	12,650,183
6,695,177	4.0000%, 8/1/42	7,077,991
8,172,378	4.0000%, 9/1/42	8,639,714
8,973,083	4.0000%, 9/1/42	9,486,131
62,073,997	4.5000%, 9/1/42	67,241,682
9,767,100	4.0000%, 11/1/42	10,325,599
14,729,003	4.5000%, 11/1/42	15,935,853
39,815,758	4.5000%, 2/1/43	43,137,717
56,610,349	4.5000%, 2/1/43	61,756,679
25,719,281	4.0000%, 5/1/43	27,188,274
28,201,349	4.0000%, 7/1/43	29,812,116
23,674,966	4.0000%, 8/1/43	25,027,217
7,222,443	4.0000%, 9/1/43	7,634,982
23,332,850	4.0000%, 9/1/43	24,666,201
13,169,615	3.5000%, 1/1/44	13,543,785
28,487,337	3.5000%, 1/1/44	29,296,781
14,465,886	4.0000%, 2/1/44	15,292,611
16,176,493	3.5000%, 4/1/44	16,611,092
48,101,899	3.5000%, 5/1/44	49,468,666
43,389,799	4.0000%, 7/1/44	46,084,252
10,377,017	4.0000%, 8/1/44	11,021,417
27,860,038	4.0000%, 8/1/44	29,407,039
51,216,530	4.0000%, 8/1/44	54,581,764
69,019,386	4.0000%, 8/1/44	73,008,200
15,852,512	4.0000%, 9/1/44	16,746,262
Freddie Mac Gold Pool:
2,186,300	5.0000%, 1/1/19	2,308,670
1,724,840	5.0000%, 2/1/19	1,838,117
2,081,679	5.5000%, 8/1/19	2,206,561
3,835,199	5.0000%, 6/1/20	4,103,372
7,982,794	5.5000%, 12/1/28	8,921,152
9,993,650	3.5000%, 2/1/29	10,497,733
6,923,590	5.5000%, 10/1/36	7,808,708
21,422,953	5.5000%, 4/1/40	23,931,882
37,809,556	6.0000%, 4/1/40	43,694,331
6,256,062	4.5000%, 1/1/41	6,813,852
12,998,971	5.0000%, 5/1/41	14,467,800
10,029,566	5.5000%, 5/1/41	11,162,093
1,768,569	4.5000%, 9/1/41	1,912,953
134,128,014	4.5000%, 9/1/44	146,765,922
Ginnie Mae I Pool:
5,225,516	4.0000%, 8/15/24	5,547,733
9,746,059	5.1000%, 1/15/32	11,052,416
11,461,121	4.9000%, 10/15/34	12,550,390
2,991,039	5.5000%, 9/15/35	3,405,830
4,947,694	5.5000%, 3/15/36	5,556,818
34,511,235	5.5000%, 6/15/39	39,457,762
8,725,986	5.5000%, 8/15/39	10,311,510
13,168,304	5.5000%, 8/15/39	15,130,773
8,652,998	5.0000%, 9/15/39	9,773,452
17,916,740	5.0000%, 9/15/39	20,238,204
4,997,894	5.0000%, 10/15/39	5,531,105
8,662,445	5.0000%, 11/15/39	9,576,907
2,773,726	5.0000%, 1/15/40	3,064,662
2,061,616	5.0000%, 4/15/40	2,279,734
741,384	5.0000%, 5/15/40	825,760
2,980,093	5.0000%, 5/15/40	3,305,285
16,590,444	5.0000%, 5/15/40	18,437,178
2,664,301	5.0000%, 7/15/40	2,945,765
8,738,412	5.0000%, 7/15/40	9,662,435
11,946,294	4.5000%, 9/15/40	13,136,988
8,642,687	5.0000%, 2/15/41	9,604,751
4,103,771	5.0000%, 4/15/41	4,550,207
11,529,352	4.5000%, 5/15/41	12,672,843
3,651,030	5.0000%, 5/15/41	4,124,067
2,603,855	4.5000%, 7/15/41	2,845,097
10,252,506	4.5000%, 7/15/41	11,158,265
23,090,794	4.5000%, 8/15/41	25,570,582
4,175,598	5.0000%, 9/15/41	4,659,801
Ginnie Mae II Pool:
4,608,140	6.0000%, 11/20/34	5,290,448
20,361,075	5.5000%, 3/20/35	23,122,044
5,626,237	5.5000%, 3/20/36	6,380,105
6,497,433	5.5000%, 11/20/37	7,261,039
3,061,617	6.0000%, 1/20/39	3,449,493
1,474,261	7.0000%, 5/20/39	1,718,756
2,354,777	5.0000%, 6/20/41	2,616,093
10,199,670	5.0000%, 6/20/41	11,335,655
2,684,712	5.5000%, 9/20/41	3,018,585
1,093,935	6.0000%, 10/20/41	1,251,298
3,656,684	6.0000%, 12/20/41	4,168,438
7,732,099	5.5000%, 1/20/42	8,773,706
3,553,371	6.0000%, 1/20/42	4,059,105
3,856,459	6.0000%, 2/20/42	4,406,133
3,203,968	6.0000%, 3/20/42	3,658,926
12,046,063	6.0000%, 4/20/42	13,766,100
4,955,206	3.5000%, 5/20/42	5,153,004
8,931,292	5.5000%, 5/20/42	10,134,288
7,746,895	6.0000%, 5/20/42	8,709,443
13,682,688	5.5000%, 7/20/42	15,340,218
3,239,540	6.0000%, 7/20/42	3,698,568
3,251,862	6.0000%, 8/20/42	3,715,847
3,915,786	6.0000%, 9/20/42	4,475,903
3,204,425	6.0000%, 11/20/42	3,648,748
4,042,583	6.0000%, 2/20/43	4,618,382
Total Mortgage-Backed Securities (cost $1,731,042,164)		1,741,653,700
Preferred Stock — 1.8%
Capital Markets — 0.6%
595,575	Morgan Stanley, 6.8750%	15,562,375
861,175	Morgan Stanley, 7.1250%	23,174,219
371,225	State Street Corp., 5.9000%	9,521,921
		48,258,515
Commercial Banks — 0.5%
1,298,375	Wells Fargo & Co., 6.6250%	35,900,069
Construction & Engineering — 0.1%
378,150	Citigroup Capital XIII, 7.8750%	10,179,798
Consumer Finance — 0.6%
19,449	Ally Financial, Inc., 7.0000% (144A)	19,467,233
955,570	Discover Financial Services, 6.5000%	24,089,920
		43,557,153
Total Preferred Stock (cost $132,090,347)		137,895,535
U.S. Treasury Notes/Bonds — 13.7%
$23,771,000	0.3750%, 4/30/16	23,761,706
297,233,000	0.3750%, 5/31/16	296,931,011
197,799,000	0.5000%, 8/31/16†	197,598,036
54,215,500	0.8750%, 1/31/17†	54,317,154
17,908,000	0.8750%, 2/28/17	17,926,195
28,415,000	0.7500%, 6/30/17	28,226,296
8,890,000	0.8750%, 7/15/17	8,859,436
9,545,000	0.7500%, 10/31/17	9,424,198
11,750,000	0.7500%, 12/31/17	11,562,729
18,691,000	0.8750%, 1/31/18	18,444,223
14,010,000	0.7500%, 3/31/18	13,721,044
18,746,100	2.3750%, 5/31/18	19,389,035
61,465,000	1.3750%, 7/31/18	61,215,329
107,932,000	1.5000%, 8/31/18	107,881,380
24,211,000	1.6250%, 7/31/19	24,059,681
1,925,000	2.7500%, 11/15/23	1,973,125
2,966,000	2.3750%, 8/15/24	2,931,707
11,711,000	3.7500%, 11/15/43	12,944,309
85,092,000	3.6250%, 2/15/44†	91,952,542
27,948,000	3.3750%, 5/15/44	28,856,310
13,864,000	3.1250%, 8/15/44	13,643,036
Total U.S. Treasury Notes/Bonds (cost $1,036,597,566)		1,045,618,482
Money Market — 4.8%
366,454,310	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $366,454,310)	366,454,310
Total Investments (total cost $7,515,933,353) – 100%		$ 7,617,731,342

Summary of Investments by Country – (Long Positions)

September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$6,966,417,195	91.5%
United Kingdom	245,831,203	3.2
Australia	74,343,324	1.0
Singapore	61,111,133	0.8
Taiwan	57,497,530	0.8
South Korea	56,333,850	0.7
Germany	44,358,045	0.6
Netherlands	43,863,374	0.6
Switzerland	39,905,055	0.5
Italy	17,281,798	0.2
China	10,788,835	0.1
Total	$7,617,731,342	100.0%

†† Includes Cash Equivalents of 4.8%.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Flexible Bond Fund	$1,228,369,837	16.1%

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2014, is noted below.

Fund	Aggregate Value
Janus Flexible Bond Fund	$162,431,220

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of September 30, 2014.

µ	This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

§	Schedule of Restricted and Illiquid Securities (as of September 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Flexible Bond Fund
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/2013	$ 16,224,208	$16,522,703	0.2%

The Fund has registration rights for certain restricted securities held as of September 30, 2014. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Flexible Bond Fund
Janus Cash Liquidity Fund LLC	89,490,320	1,508,351,990	(1,231,388,000)	366,454,310	$ -	$ 39,070	$ 366,454,310

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$362,186,896	$—

Bank Loans and Mezzanine Loans	—	138,863,352	—

Corporate Bonds	—	3,825,059,067	—

Mortgage-Backed Securities	—	1,741,653,700	—

Preferred Stock	—	137,895,535	—

U.S. Treasury Notes/Bonds	—	1,045,618,482	—

Money Market	—	366,454,310	—

Total Assets	$—	$7,617,731,342	$—

Janus Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

As of September 30, 2014

Shares		Value
Mutual Funds£ — 100.0%
Alternative Funds — 6.3%
1,350,840	Janus Diversified Alternatives Fund* - Class N Shares	$ 13,440,861
505,740	Janus Global Real Estate Fund - Class I Shares	5,578,316
		19,019,177
Equity Funds — 40.0%
1,404,078	INTECH International Fund* - Class I Shares	12,580,541
486,997	INTECH U.S. Growth Fund* - Class I Shares	10,222,072
1,254,813	INTECH U.S. Value Fund* - Class I Shares	16,224,725
53,570	Janus Forty Fund* - Class N Shares	2,263,876
97,721	Janus Fund* - Class N Shares	4,251,831
200,400	Janus Global Research Fund* - Class I Shares	12,707,395
507,594	Janus Global Select Fund* - Class I Shares	6,720,539
1,934,665	Janus International Equity Fund* - Class N Shares	26,021,249
167,193	Janus Overseas Fund* - Class N Shares	5,896,881
273,169	Janus Triton Fund* - Class N Shares	6,476,848
796,087	Perkins Large Cap Value Fund* - Class N Shares	13,390,176
123,345	Perkins Small Cap Value Fund* - Class N Shares	3,185,996
		119,942,129
Fixed Income Funds — 53.7%
2,264,662	Janus Flexible Bond Fund - Class N Shares	23,846,888
11,261,013	Janus Global Bond Fund - Class N Shares	117,001,927
6,701,324	Janus Short-Term Bond Fund - Class N Shares	20,506,051
		161,354,866
Total Investments (total cost $266,088,732) – 100%		$ 300,316,172

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Except for the value at period end, all other information in the table is for the period ended September 30, 2014.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Global Allocation Fund - Conservative
INTECH International Fund - Class I Shares	1,400,092	23,801	(19,815)	1,404,078	$ 60	$ -	$ 12,580,541
INTECH U.S. Growth Fund - Class I Shares	542,026	7,970	(62,999)	486,997	448,938	-	10,222,072
INTECH U.S. Value Fund - Class I Shares	1,316,108	21,281	(82,576)	1,254,813	134,585	-	16,224,725
Janus Diversified Alternatives Fund - Class N Shares	1,346,064	27,783	(23,007)	1,350,840	(412)	-	13,440,861
Janus Flexible Bond Fund - Class N Shares	2,239,943	57,201	(32,482)	2,264,662	(2,104)	192,289	23,846,888
Janus Forty Fund - Class N Shares	53,323	1,332	(1,085)	53,570	(6,102)	-	2,263,876
Janus Fund - Class N Shares	116,743	1,288	(20,310)	97,721	276,693	-	4,251,831
Janus Global Bond Fund - Class N Shares	11,041,866	393,859	(174,712)	11,261,013	(10,080)	649,517	117,001,927
Janus Global Real Estate Fund - Class I Shares	502,295	11,468	(8,023)	505,740	3,902	19,638	5,578,316
Janus Global Research Fund - Class I Shares	199,778	3,467	(2,845)	200,400	20,143	-	12,707,395
Janus Global Select Fund - Class I Shares	506,089	8,317	(6,812)	507,594	10,914	-	6,720,539
Janus International Equity Fund - Class N Shares	1,928,889	33,731	(27,955)	1,934,665	8,887	-	26,021,249
Janus Overseas Fund - Class N Shares	166,669	2,963	(2,439)	167,193	(12,930)	-	5,896,881
Janus Short-Term Bond Fund - Class N Shares	6,023,999	796,949	(119,624)	6,701,324	(1,799)	73,632	20,506,051
Janus Triton Fund - Class N Shares	284,813	4,645	(16,289)	273,169	80,997	-	6,476,848
Perkins Large Cap Value Fund - Class N Shares	793,702	13,207	(10,822)	796,087	15,014	-	13,390,176
Perkins Small Cap Value Fund - Class N Shares	122,971	2,108	(1,734)	123,345	1,457	-	3,185,996
					$ 968,163	$ 935,076	$ 300,316,172

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Investments in Securities:
Mutual Funds
Alternative Funds	$19,019,177	$—	$—
Equity Funds	119,942,129	—	—
Fixed Income Funds	161,354,866	—	—
Total Assets	$300,316,172	$—	$—

Janus Global Allocation Fund - Growth

Schedule of Investments (unaudited)

As of September 30, 2014

Shares		Value
Mutual Funds£ — 100.0%
Alternative Funds — 9.5%
1,431,266	Janus Diversified Alternatives Fund* - Class N Shares	$ 14,241,098
1,084,056	Janus Global Real Estate Fund - Class I Shares	11,957,133
		26,198,231
Equity Funds — 75.2%
2,897,214	INTECH International Fund* - Class I Shares	25,959,033
590,574	INTECH U.S. Growth Fund* - Class I Shares	12,396,146
1,910,131	INTECH U.S. Value Fund* - Class I Shares	24,697,987
151,466	Janus Asia Equity Fund* - Class I Shares	1,491,943
282,126	Janus Contrarian Fund* - Class I Shares	6,545,321
1,218,915	Janus Emerging Markets Fund* - Class I Shares	10,494,857
69,384	Janus Enterprise Fund* - Class N Shares	5,941,325
163,713	Janus Forty Fund* - Class N Shares	6,918,531
183,918	Janus Global Research Fund* - Class I Shares	11,662,248
665,139	Janus Global Select Fund* - Class I Shares	8,806,439
3,257,614	Janus International Equity Fund* - Class N Shares	43,814,914
391,513	Janus Overseas Fund* - Class N Shares	13,808,675
249,187	Janus Triton Fund* - Class N Shares	5,908,234
46,918	Janus Twenty Fund* - Class D Shares	3,067,491
853,374	Perkins Large Cap Value Fund* - Class N Shares	14,353,746
219,724	Perkins Mid Cap Value Fund* - Class N Shares	5,370,061
216,460	Perkins Small Cap Value Fund* - Class N Shares	5,591,158
		206,828,109
Fixed Income Fund — 15.3%
4,055,162	Janus Global Bond Fund - Class N Shares	42,133,137
Total Investments (total cost $220,767,696) – 100%		$ 275,159,477

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Except for the value at period end, all other information in the table is for the period ended September 30, 2014.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Global Allocation Fund - Growth
INTECH International Fund - Class I Shares	2,912,258	22,826	(37,870)	2,897,214	$ 4,565	$ -	$ 25,959,033
INTECH U.S. Growth Fund - Class I Shares	652,232	4,274	(65,932)	590,574	486,171	-	12,396,146
INTECH U.S. Value Fund - Class I Shares	1,969,517	14,549	(73,935)	1,910,131	130,758	-	24,697,987
Janus Asia Equity Fund - Class I Shares	152,892	2,216	(3,642)	151,466	1,170	-	1,491,943
Janus Contrarian Fund - Class I Shares	283,411	1,950	(3,235)	282,126	6,973	-	6,545,321
Janus Diversified Alternatives Fund - Class N Shares	1,440,103	13,628	(22,465)	1,431,266	(719)	-	14,241,098
Janus Emerging Markets Fund - Class I Shares	1,160,557	74,776	(16,418)	1,218,915	1,382	-	10,494,857
Janus Enterprise Fund - Class N Shares	69,726	521	(863)	69,384	3,643	-	5,941,325
Janus Forty Fund - Class N Shares	158,324	8,054	(2,665)	163,713	(15,881)	-	6,918,531
Janus Global Bond Fund - Class N Shares	3,847,447	264,333	(56,618)	4,055,162	(2,586)	225,635	42,133,137
Janus Global Real Estate Fund - Class I Shares	1,085,957	12,682	(14,583)	1,084,056	9,770	42,045	11,957,133
Janus Global Research Fund - Class I Shares	184,835	1,397	(2,314)	183,918	9,009	-	11,662,248
Janus Global Select Fund - Class I Shares	668,442	5,016	(8,319)	665,139	6,957	-	8,806,439
Janus International Equity Fund - Class N Shares	3,274,565	25,584	(42,535)	3,257,614	18,714	-	43,814,914
Janus Overseas Fund - Class N Shares	400,993	2,955	(12,435)	391,513	(39,271)	-	13,808,675
Janus Triton Fund - Class N Shares	250,424	1,864	(3,101)	249,187	2,282	-	5,908,234
Janus Twenty Fund - Class D Shares	51,292	343	(4,717)	46,918	80,219	-	3,067,491
Perkins Large Cap Value Fund - Class N Shares	873,885	6,661	(27,172)	853,374	57,968	-	14,353,746
Perkins Mid Cap Value Fund - Class N Shares	232,788	1,361	(14,425)	219,724	70,234	-	5,370,061
Perkins Small Cap Value Fund - Class N Shares	217,586	1,693	(2,819)	216,460	614	-	5,591,158
					$ 831,972	$ 267,680	$ 275,159,477

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Investments in Securities:
Mutual Funds
Alternative Funds	$26,198,231	$—	$—
Equity Funds	206,828,109	—	—
Fixed Income Fund	42,133,137	—	—
Total Assets	$275,159,477	$—	$—

Janus Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

As of September 30, 2014

Shares		Value
Mutual Funds£ — 100.0%
Alternative Funds — 10.5%
2,508,805	Janus Diversified Alternatives Fund* - Class N Shares	$ 24,962,605
785,362	Janus Global Real Estate Fund - Class I Shares	8,662,547
		33,625,152
Equity Funds — 57.8%
2,587,606	INTECH International Fund* - Class I Shares	23,184,949
596,232	INTECH U.S. Growth Fund* - Class I Shares	12,514,919
1,968,638	INTECH U.S. Value Fund* - Class I Shares	25,454,489
86,495	Janus Asia Equity Fund* - Class I Shares	851,973
168,509	Janus Contrarian Fund* - Class I Shares	3,909,408
880,318	Janus Emerging Markets Fund* - Class I Shares	7,579,536
107,677	Janus Forty Fund* - Class N Shares	4,550,424
117,661	Janus Fund* - Class N Shares	5,119,442
163,741	Janus Global Research Fund* - Class I Shares	10,382,803
567,577	Janus Global Select Fund* - Class I Shares	7,514,718
2,901,112	Janus International Equity Fund* - Class N Shares	39,019,954
324,856	Janus Overseas Fund* - Class N Shares	11,457,678
303,976	Janus Triton Fund* - Class N Shares	7,207,273
62,991	Janus Twenty Fund* - Class D Shares	4,118,354
960,915	Perkins Large Cap Value Fund* - Class N Shares	16,162,594
257,042	Perkins Small Cap Value Fund* - Class N Shares	6,639,383
		185,667,897
Fixed Income Funds — 31.7%
8,489,922	Janus Global Bond Fund - Class N Shares	88,210,288
4,492,585	Janus Short-Term Bond Fund - Class N Shares	13,747,311
		101,957,599
Total Investments (total cost $269,465,943) – 100%		$ 321,250,648

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Except for the value at period end, all other information in the table is for the period ended September 30, 2014.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Global Allocation Fund - Moderate
INTECH International Fund - Class I Shares	2,592,091	25,185	(29,670)	2,587,606	$ 8,215	$ -	$ 23,184,949
INTECH U.S. Growth Fund - Class I Shares	667,891	5,549	(77,208)	596,232	569,911	-	12,514,919
INTECH U.S. Value Fund - Class I Shares	2,064,085	19,109	(114,556)	1,968,638	184,730	-	25,454,489
Janus Asia Equity Fund - Class I Shares	86,786	1,651	(1,942)	86,495	713	-	851,973
Janus Contrarian Fund - Class I Shares	168,789	1,442	(1,722)	168,509	4,152	-	3,909,408
Janus Diversified Alternatives Fund - Class N Shares	2,514,382	30,276	(35,853)	2,508,805	(1,635)	-	24,962,605
Janus Emerging Market Fund- Class I Shares	774,837	116,406	(10,925)	880,318	580	-	7,579,536
Janus Forty Fund - Class N Shares	100,365	9,205	(1,893)	107,677	(11,408)	-	4,550,424
Janus Fund - Class N Shares	125,171	768	(8,278)	117,661	97,834	-	5,119,442
Janus Global Bond Fund - Class N Shares	8,263,367	331,852	(105,297)	8,489,922	(2,541)	483,868	88,210,288
Janus Global Real Estate Fund - Class I Shares	784,130	11,566	(10,334)	785,362	7,301	30,390	8,662,547
Janus Global Research Fund - Class I Shares	164,028	1,559	(1,846)	163,741	10,125	-	10,382,803
Janus Global Select Fund - Class I Shares	568,505	4,980	(5,908)	567,577	6,718	-	7,514,718
Janus International Equity Fund - Class N Shares	2,906,246	28,767	(33,901)	2,901,112	27,711	-	39,019,954
Janus Overseas Fund - Class N Shares	343,169	3,119	(21,432)	324,856	(91,948)	-	11,457,678
Janus Short-Term Bond Fund - Class N Shares	3,874,419	682,699	(64,533)	4,492,585	(871)	47,154	13,747,311
Janus Triton Fund - Class N Shares	304,490	2,786	(3,300)	303,976	5,544	-	7,207,273
Janus Twenty Fund - Class D Shares	67,990	509	(5,508)	62,991	79,623	-	4,118,354
Perkins Large Cap Value Fund - Class N Shares	1,033,000	8,896	(80,981)	960,915	210,514	-	16,162,594
Perkins Small Cap Value Fund - Class N Shares	257,500	2,534	(2,992)	257,042	4,050	-	6,639,383
					$ 1,109,318	$ 561,412	$ 321,250,648

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Investments in Securities:
Mutual Funds
Alternative Funds	$33,625,152	$—	$—
Equity Funds	185,667,897	—	—
Fixed Income Funds	101,957,599	—	—
Total Assets	$321,250,648	$—	$—

Janus Global Bond Fund

Schedule of Investments (unaudited)

As of September 30, 2014

Shares or Principal Amount			Value
Asset-Backed/Commercial Mortgage-Backed Securities — 8.6%
	$ 665,000	AmeriCredit Automobile Receivables Trust 2012-4 2.6800%, 10/9/18	$ 672,847
	221,000	AmeriCredit Automobile Receivables Trust 2013-4 3.3100%, 10/8/19	225,656
	440,000	Aventura Mall Trust 2013-AVM 3.8674%, 12/5/20 (144A),‡	424,145
	350,000	Boca Hotel Portfolio Trust 2013-BOCA 3.2036%, 8/15/26 (144A),‡	350,277
GBP	1,061,043	Broadgate Financing PLC 1.5156%, 1/5/22‡	1,687,190
	158,000	COMM 2007-C9 Mortgage Trust 5.6500%, 12/10/49	169,420
	982,000	Commercial Mortgage Trust 2007-GG11 5.8670%, 12/10/49‡	1,072,131
GBP	1,177,451	Eddystone Finance PLC 1.0806%, 4/19/21‡	1,886,587
EUR	1,276,565	Florentia, Ltd. 8.1260%, 10/6/24‡	1,757,175
	816,314	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20 (144A),§	705,658
	205,000	Gracechurch Card Funding PLC 0.8536%, 6/15/17 (144A),‡	205,574
	680,000	GS Mortgage Securities Corp. II 3.5495%, 12/10/27 (144A),‡	639,080
	221,000	Hilton USA Trust 2013-HLT 4.4065%, 11/5/30 (144A)	225,313
	200,000	Hilton USA Trust 2013-HLT 5.6086%, 11/5/30 (144A),‡	203,101
	430,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.1436%, 4/15/30 (144A),‡	431,143
	205,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.8936%, 4/15/30 (144A),‡	205,737
	163,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU 3.6540%, 12/15/28 (144A),‡	163,135
	519,000	LB-UBS Commercial Mortgage Trust 2007-C2 5.4930%, 2/15/40‡	551,792
GBP	1,530,283	London & Regional Debt Securitisation No 2 PLC 5.8575%, 10/15/18‡	2,511,447
GBP	858,876	Morpheus European Loan Conduit No 19 PLC 0.9901%, 11/1/29‡	1,371,272
GBP	1,650,086	Nemus II Arden PLC 0.7896%, 2/15/20‡	2,630,498
EUR	806,748	Rivoli Pan Europe PLC 0.3880%, 8/3/18‡	1,007,123
	276,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	280,102
	293,000	Santander Drive Auto Receivables Trust 2012-5 3.3000%, 9/17/18	302,334
NOK	16,100,000	Scandinavian Consumer Loans No. 4, Ltd. 4.3400%, 1/15/37‡	2,544,454
EUR	2,281,818	Taurus 2013 GMF1 PLC 2.9410%, 5/21/24‡	2,968,153
EUR	1,698,176	TDA CAM 2 Fondo de Titulizacion de Activos 0.4340%, 10/26/32‡	2,103,561
	949,700	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 5.3830%, 12/15/43	1,016,232
	368,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.5910%, 4/15/47‡	399,898
CAD	1,354,713	West Edmonton Mall Property, Inc. 4.0560%, 2/13/24	1,249,510
GBP	71,299	Windermere XI Cmbs PLC 0.8162%, 4/24/17‡	114,413
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $30,785,971)			30,074,958
Bank Loans and Mezzanine Loans — 2.7%
Basic Industry — 0.2%
	535,950	FMG Resources August 2006 Pty, Ltd. 3.7500%, 6/30/19‡	524,143
Consumer Cyclical — 0%
	147,375	MGM Resorts International 3.5000%, 12/20/19‡	144,612
Consumer Non-Cyclical — 0.2%
	142,920	CHS/Community Health Systems, Inc. 4.2500%, 1/27/21‡	142,397
	610,930	IMS Health, Inc. 3.5000%, 3/17/21‡	597,947
	72,468	Quintiles Transnational Corp. 3.7500%, 6/8/18‡	71,290
			811,634
Industrial — 0.7%
	2,474,010	American Builders & Contractors Supply Co., Inc. 3.5000%, 4/16/20‡	2,423,763
Technology — 1.6%
	5,499,217	Avago Technologies Cayman, Ltd. 3.7500%, 5/6/21‡	5,444,940
Total Bank Loans and Mezzanine Loans (cost $9,493,964)			9,349,092
Corporate Bonds — 33.7%
Banking — 8.5%
EUR	1,000,000	Banco Bilbao Vizcaya Argentaria SA 7.0000%µ	1,331,180
	780,000	Bank of America Corp. 8.0000%µ	840,941
EUR	1,386,000	Bank of Ireland 2.7500%, 6/5/16	1,789,511
EUR	656,000	Bank of Ireland 3.2500%, 1/15/19	870,928
EUR	1,499,000	Bank of Ireland 4.2500%, 6/11/24	1,841,232
EUR	1,400,000	Bankia SA 3.5000%, 1/17/19	1,900,660
EUR	600,000	CaixaBank SA 5.0000%, 11/14/23‡	811,324
	664,000	Goldman Sachs Group, Inc. 5.7000%µ	673,628
EUR	1,435,000	HSBC Holdings PLC 3.3750%, 1/10/24‡	1,927,216
EUR	1,188,000	HSBC Holdings PLC 5.2500%µ	1,487,119
EUR	173,000	Intesa Sanpaolo SpA 6.6250%, 9/13/23	265,025
EUR	1,002,000	Intesa Sanpaolo SpA 3.9280%, 9/15/26	1,259,223
EUR	2,818,000	Lloyds Bank PLC 6.5000%, 3/24/20	4,368,090
AUD	3,744,000	Morgan Stanley 5.0000%, 9/30/21	3,295,210
	831,000	Morgan Stanley 4.1000%, 5/22/23	828,705
	495,000	Royal Bank of Scotland Group PLC 6.0000%, 12/19/23	518,928
EUR	2,864,000	Royal Bank of Scotland Group PLC 3.6250%, 3/25/24‡	3,686,390
EUR	715,000	UBS AG 4.7500%, 2/12/26‡	946,591
	1,225,000	Zions Bancorporation 5.8000%µ	1,169,875
			29,811,776
Basic Industry — 1.7%
	658,000	Ashland, Inc. 6.8750%, 5/15/43	685,965
EUR	1,400,000	Bayer AG 3.0000%, 7/1/75	1,794,577
	1,390,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	1,436,912
	215,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	235,451
	81,000	Plains Exploration & Production Co. 6.6250%, 5/1/21	88,695
	202,000	Plains Exploration & Production Co. 6.7500%, 2/1/22	223,715
	343,000	Steel Dynamics, Inc. 5.1250%, 10/1/21 (144A)	348,145
	172,000	Steel Dynamics, Inc. 5.5000%, 10/1/24 (144A)	172,860
	522,000	WR Grace & Co. 5.1250%, 10/1/21 (144A)	530,483
	296,000	WR Grace & Co. 5.6250%, 10/1/24 (144A)	303,400
			5,820,203
Brokerage — 1.7%
	815,000	Lazard Group LLC 4.2500%, 11/14/20	852,016
	1,804,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	1,876,160
	851,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	904,188
	2,092,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	2,356,989
			5,989,353
Capital Goods — 1.5%
	1,016,000	CNH Industrial Capital LLC 3.6250%, 4/15/18	993,140
	948,000	Exelis, Inc. 5.5500%, 10/1/21	1,009,046
CAD	2,753,000	Holcim Finance Canada, Inc. 3.6500%, 4/10/18	2,540,661
	860,000	Martin Marietta Materials, Inc. 1.3331%, 6/30/17 (144A),‡	863,707
			5,406,554
Communications — 3.3%
EUR	952,000	Discovery Communications LLC 2.3750%, 3/7/22	1,265,037
EUR	115,000	Numericable Group SA 5.3750%, 5/15/22 (144A)	150,072
EUR	856,000	Numericable Group SA 5.3750%, 5/15/22	1,117,060
EUR	245,000	Numericable Group SA 5.6250%, 5/15/24 (144A)	319,132
EUR	723,000	Numericable Group SA 5.6250%, 5/15/24	941,764
EUR	1,868,000	O2 Telefonica Deutschland Finanzierungs GmbH 2.3750%, 2/10/21	2,490,414
EUR	432,000	Pearson Funding Five PLC 1.8750%, 5/19/21	564,756
EUR	555,000	Priceline Group, Inc. 2.3750%, 9/23/24	706,599
CAD	1,240,000	Rogers Communications, Inc. 5.3800%, 11/4/19	1,238,738
EUR	1,156,000	Verizon Communications, Inc. 2.3750%, 2/17/22	1,559,370
EUR	743,000	Verizon Communications, Inc. 3.2500%, 2/17/26	1,051,544
			11,404,486
Consumer Cyclical — 5.3%
	526,000	DR Horton, Inc. 3.7500%, 3/1/19	511,535
EUR	174,000	Dufry Finance SCA 4.5000%, 7/15/22 (144A)	228,103
EUR	1,110,000	FCE Bank PLC 1.8750%, 4/18/19	1,451,937
EUR	1,042,000	FCE Bank PLC 1.8750%, 6/24/21	1,344,850
	1,399,000	General Motors Co. 4.8750%, 10/2/23	1,479,442
	1,293,000	General Motors Co. 6.2500%, 10/2/43	1,512,810
GBP	2,029,000	Jaguar Land Rover Automotive PLC 8.2500%, 3/15/20	3,637,262
EUR	1,857,000	Renault SA 3.1250%, 3/5/21	2,502,024
EUR	100,000	Schaeffler Finance BV 3.2500%, 5/15/19 (144A)	125,147
EUR	894,000	Schaeffler Finance BV 3.2500%, 5/15/19	1,118,813
EUR	200,000	Schaeffler Finance BV 3.5000%, 5/15/22 (144A)	251,064
EUR	798,000	Schaeffler Finance BV 3.5000%, 5/15/22	1,001,745
EUR	2,070,000	Volkswagen International Finance NV 3.7500%µ	2,735,104
EUR	385,000	Volkswagen International Finance NV 4.6250%µ	519,643
			18,419,479
Consumer Non-Cyclical — 1.0%
EUR	592,000	FMC Finance VIII SA 5.2500%, 7/31/19	857,286
	1,765,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	1,870,900
	592,000	Safeway, Inc. 4.7500%, 12/1/21	597,051
	204,000	Smithfield Foods, Inc. 5.2500%, 8/1/18 (144A)	204,510
			3,529,747
Energy — 3.5%
	2,854,000	California Resources Corp. 5.5000%, 9/15/21 (144A)	2,896,810
	2,508,000	California Resources Corp. 6.0000%, 11/15/24 (144A)	2,576,970
	1,746,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	1,787,468
	1,787,000	Chesapeake Energy Corp. 4.8750%, 4/15/22	1,795,935
	312,000	Cimarex Energy Co. 4.3750%, 6/1/24	314,340
	1,288,000	DCP Midstream Operating LP 5.6000%, 4/1/44	1,416,256
	643,000	EnLink Midstream Partners LP 5.6000%, 4/1/44	703,385
	328,000	Ensco PLC 4.5000%, 10/1/24	329,104
	342,000	Ensco PLC 5.7500%, 10/1/44	346,704
			12,166,972
Finance Companies — 1.8%
EUR	290,000	Baggot Securities, Ltd. 10.2400% (144A),µ	388,215
	1,100,000	CIT Group, Inc. 4.2500%, 8/15/17	1,111,000
	276,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	296,010
	1,359,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	1,421,854
	65,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	70,362
	1,400,000	General Electric Capital Corp. 6.2500%µ	1,508,500
	1,200,000	General Electric Capital Corp. 7.1250%µ	1,389,000
			6,184,941
Insurance — 1.0%
EUR	50,000	American International Group, Inc. 8.0000%, 5/22/38 (144A),‡	75,379
EUR	300,000	American International Group, Inc. 8.0000%, 5/22/38‡	452,275
	919,000	Primerica, Inc. 4.7500%, 7/15/22	996,124
	1,846,000	Voya Financial, Inc. 5.6500%, 5/15/53‡	1,855,230
			3,379,008
Mortgage Assets — 0.9%
EUR	1,400,000	Bank of Ireland Mortgage Bank 2.7500%, 3/22/18	1,907,326
EUR	850,000	National Bank of Greece SA 3.8750%, 10/7/16	1,110,025
			3,017,351
Owned No Guarantee — 0.9%
EUR	1,876,000	DAA Finance PLC 6.5872%, 7/9/18	2,832,847
EUR	280,000	Emirates Telecommunications Corp. 1.7500%, 6/18/21	358,990
			3,191,837
Real Estate Investment Trusts (REITs) — 0.7%
EUR	1,860,000	Prologis International Funding II SA 2.7500%, 10/23/18	2,501,838
Technology — 1.9%
	279,000	Seagate HDD Cayman 4.7500%, 6/1/23	281,093
	2,621,000	Seagate HDD Cayman 4.7500%, 1/1/25 (144A)	2,607,895
	2,355,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	2,325,457
	522,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	562,772
	746,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	840,048
			6,617,265
Total Corporate Bonds (cost $118,156,237)			117,440,810
Foreign Government Bonds — 36.7%
EUR	10,952,000	Bundesobligation 1.0000%, 2/22/19†	14,392,800
EUR	1,445,000	Bundesrepublik Deutschland 1.5000%, 5/15/23	1,942,209
EUR	1,872,000	Bundesrepublik Deutschland 2.0000%, 8/15/23	2,611,622
EUR	1,406,000	Bundesrepublik Deutschland 2.5000%, 7/4/44	2,039,688
EUR	3,390,000	Bundesschatzanweisungen 0.2500%, 3/11/16	4,300,273
EUR	1,557,000	Ireland Government Bond 4.5000%, 4/18/20	2,369,634
EUR	5,159,000	Ireland Government Bond 3.9000%, 3/20/23	7,766,666
EUR	2,381,000	Ireland Government Bond 3.4000%, 3/18/24	3,461,094
MXN	48,560,000	Mexican Bonos 4.7500%, 6/14/18	3,591,622
NZD	12,203,000	New Zealand Government Bond 6.0000%, 4/15/15	9,647,245
NZD	6,025,000	New Zealand Government Bond 5.0000%, 3/15/19	4,895,033
NZD	11,706,000	New Zealand Government Bond 5.5000%, 4/15/23	10,011,111
EUR	2,417,000	Portugal Obrigacoes do Tesouro OT 4.4500%, 6/15/18 (144A)	3,381,291
EUR	2,429,000	Portugal Obrigacoes do Tesouro OT 3.8500%, 4/15/21 (144A)	3,346,629
EUR	2,185,000	Portugal Obrigacoes do Tesouro OT 5.6500%, 2/15/24 (144A)	3,309,518
EUR	2,693,000	Portugal Obrigacoes do Tesouro OT 3.8750%, 2/15/30 (144A)	3,440,264
EUR	2,496,000	Spain Government Bond 4.5000%, 1/31/18	3,554,348
EUR	6,971,000	Spain Government Bond 4.3000%, 10/31/19	10,271,491
EUR	2,034,000	Spain Government Bond 4.8500%, 10/31/20	3,118,622
EUR	916,000	Spain Government Bond 4.4000%, 10/31/23 (144A)	1,391,566
EUR	1,545,000	Spain Government Bond 3.8000%, 4/30/24 (144A)	2,243,307
SEK	39,200,000	Sweden Government Bond 4.2500%, 3/12/19	6,307,757
SEK	22,895,000	Sweden Government Bond 1.5000%, 11/13/23	3,209,896
SEK	20,915,000	Sweden Government Bond 2.5000%, 5/12/25	3,183,365
GBP	5,328,000	United Kingdom Gilt 1.7500%, 7/22/19	8,625,204
GBP	1,713,000	United Kingdom Gilt 2.2500%, 9/7/23	2,762,696
GBP	1,691,000	United Kingdom Gilt 3.2500%, 1/22/44	2,839,660
Total Foreign Government Bonds (cost $130,331,680)			128,014,611
Preferred Stock — 0.7%
Capital Markets — 0.2%
	25,875	Morgan Stanley, 6.8750%	676,114
Commercial Banks — 0.5%
	55,625	Wells Fargo & Co., 6.6250%	1,538,031
Total Preferred Stock (cost $2,037,500)			2,214,145
U.S. Treasury Notes/Bonds — 13.1%
	$ 8,061,000	0.2500%, 7/31/15	8,072,334
	37,464,000	0.3750%, 1/31/16	37,518,135
	137,000	2.3750%, 8/15/24	135,416
Total U.S. Treasury Notes/Bonds (cost $45,727,942)			45,725,885
Money Market — 4.5%
	15,863,616	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $15,863,616)	15,863,616
Total Investments (total cost $352,396,910) – 100%			$ 348,683,117

Summary of Investments by Country – (Long Positions)

September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$ 130,498,225	37.4%
United Kingdom	46,589,242	13.4
Germany	38,051,285	10.9
Spain	26,726,059	7.7
Ireland	25,991,751	7.5
New Zealand	24,553,389	7.0
Sweden	15,245,472	4.4
Portugal	13,477,702	3.9
Singapore	5,444,940	1.6
France	5,030,052	1.4
Canada	5,028,909	1.4
Mexico	3,591,622	1.0
Taiwan	2,325,457	0.7
Australia	1,961,055	0.6
Italy	1,524,248	0.4
Switzerland	1,174,694	0.3
Greece	1,110,025	0.3
United Arab Emirates	358,990	0.1
Total	$ 348,683,117	100.0%

††	Includes Cash Equivalents of 4.5%.

Schedule of Forward Currency Contracts, Open

September 30, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold/ (Purchased)	Currency Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.:
British Pound 10/16/14	(3,455,000)	$(5,599,449)	$ (32,239)
Canadian Dollar 10/16/14	(16,922,000)	(15,105,829)	(225,841)
Euro 10/16/14	94,157,000	118,922,641	2,540,892
Japanese Yen 10/16/14	(1,880,680,000)	(17,152,079)	(368,843)
Mexican Peso 10/16/14	(20,571,000)	(1,530,274)	(12,715)
New Zealand Dollar 10/16/14	23,416,000	18,244,693	514,152
Norwegian Krone 10/16/14	(6,048,000)	(941,185)	(2,622)
Philippine Peso 10/16/14	(146,995,000)	(3,274,488)	(63,954)
South Korean Won 10/16/14	(3,337,921,000)	(3,162,782)	(58,396)
Swedish Krona 10/16/14	92,779,000	12,861,107	159,409
Total		$ 103,262,355	$ 2,449,843

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Global Bond Fund	$ 42,839,111	12.3%

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2014, is noted below.

Fund	Aggregate Value
Janus Global Bond Fund	$ 6,570,855

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of September 30, 2014.

µ	This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

§	Schedule of Restricted and Illiquid Securities (as of September 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Global Bond Fund
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	$ 692,910	$ 705,658	0.2%

The Fund has registration rights for certain restricted securities held as of September 30, 2014. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Global Bond Fund
Janus Cash Liquidity Fund LLC	4,995,762	116,377,854	(105,510,000)	15,863,616	$ -	$ 2,215	$ 15,863,616

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$30,074,958	$—

Bank Loans and Mezzanine Loans	—	9,349,092	—

Corporate Bonds	—	117,440,810	—

Foreign Government Bonds	—	128,014,611	—

Preferred Stock	—	2,214,145	—

U.S. Treasury Notes/Bonds	—	45,725,885	—

Money Market	—	15,863,616	—

Total Investments in Securities	$—	$348,683,117	$—

Other Financial Instruments(a):
Forward Currency Contracts	$—	$3,214,453	$—

Total Assets	$—	$351,897,570	$—

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$—	$764,610	$—

(a)

Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Government Money Market Fund

Schedule of Investments (unaudited)

As of September 30, 2014

Principal Amount		Value
Repurchase Agreements — 23.9%
$ 30,700,000	Credit Suisse Securities (USA) LLC, 0%, dated 9/30/14, maturing 10/1/14 to be repurchased at $30,700,000 collateralized by $184,802,408 in U.S. Government Agencies 0.4923%-3.3098%, 2/25/19-7/25/43 with a value of $31,314,889	$ 30,700,000
8,700,000	RBC Capital Markets Corp., 0%, dated 9/30/14, maturing 10/1/14 to be repurchased at $8,700,000 collateralized by $8,396,034 in U.S. Government Agencies 1.8390%-6.0000%, 2/1/23-1/20/60 with a value of $8,874,000	8,700,000
Total Repurchase Agreements (amortized cost $39,400,000)		39,400,000

U.S. Government Agency Notes — 29.6%
Fannie Mae Discount Notes:
3,000,000	0.1066%, 3/2/15	2,998,651
1,500,000	0.1015%, 3/16/15	1,499,299
1,000,000	0.1502%, 6/1/15	998,987
Federal Farm Credit Discount Notes:
2,000,000	0.0710%, 10/3/14	1,999,992
3,000,000	0.0800%, 11/28/14	2,999,613
1,200,000	0.1051%, 3/6/15	1,199,454
3,000,000	0.1101%, 3/27/15	2,998,377
1,100,000	0.1201%, 4/9/15	1,099,303
2,000,000	0.1201%, 4/20/15	1,998,660
Freddie Mac Discount Notes:
3,000,000	0.1502%, 10/21/14	2,999,747
2,700,000	0.0761%, 10/22/14	2,699,880
1,200,000	0.0913%, 10/23/14	1,199,933
3,000,000	0.0862%, 1/21/15	2,999,196
3,000,000	0.0903%, 2/10/15	2,999,007
2,000,000	0.1015%, 2/11/15	1,999,251
2,600,000	0.1001%, 2/13/15	2,599,025
2,500,000	0.1116%, 3/3/15	2,498,815
1,200,000	0.1218%, 5/27/15	1,199,035
3,000,000	0.1421%, 6/9/15	2,997,031
800,000	0.1523%, 6/16/15	799,128
6,175,144	0.2400%, 1/15/42‡	6,175,144
Total U.S. Government Agency Notes (amortized cost $48,957,528)		48,957,528

Variable Rate Demand Agency Notes — 46.5%
980,000	AE REALTY LLC 0.1400%, 10/1/23	980,000
300,000	City of Plymouth WI 0.1600%, 12/1/14	300,000
1,075,000	Clearwater Solutions LLC 0.1600%, 9/1/21	1,075,000
9,000,000	Cypress Bend Real Estate Development Co. LLC 0.1400%, 4/1/33	9,000,000
2,750,000	Florida Food Products, Inc. 0.1400%, 12/1/22	2,750,000
5,760,000	Florida HomeLoan Corp. 0.0600%, 7/15/36	5,760,000
3,000,000	Greer Family LLC 0.1400%, 8/1/31	3,000,000
2,065,000	Housing Development Corp., New York 0.0500%, 6/15/37	2,065,000
400,000	Illinois Housing Development Authority 0.1600%, 5/1/37	400,000
2,500,000	Irrevocable Trust Agreement John A Thomas & Elizabeth F Thomas 0.1400%, 12/1/20	2,500,000
3,745,000	Johnson Capital Management LLC 0.2000%, 6/1/47	3,745,000
3,200,000	Lake Nona Trust 0.1400%, 10/1/44	3,200,000
145,000	Lakeshore Professional Properties LLC 0.2500%, 7/1/45	145,000
700,000	Maryland Community Development Administration 0.0300%, 2/1/41	700,000
10,155,000	Mesivta Yeshiva Rabbi Chaim Berlin 0.1545%, 11/1/35	10,155,000
1,945,000	Mississippi Business Finance Corp. 0.1902%, 9/1/21	1,945,000
3,835,000	Mississippi Business Finance Corp. 0.1400%, 1/1/34	3,835,000
4,500,000	Mississippi Business Finance Corp. 0.1401%, 8/1/34	4,500,000
3,735,000	Mississippi Business Finance Corp. - Series A 0.1400%, 3/1/29	3,735,000
3,230,000	Mississippi Business Finance Corp. - Series B 0.1400%, 3/1/29	3,230,000
4,310,000	Phenix City Downtown Redevelopment Authority 0.1400%, 2/1/33	4,310,000
500,000	Sacramento Housing & Redevelopment Agency 0.1500%, 1/15/36	500,000
1,655,000	Shepherd Capital LLC 0.2500%, 10/1/53	1,655,000
4,500,000	Thomas H Turner Family Irrevocable Trust 0.1400%, 6/1/20	4,500,000
2,085,000	Tyler Enterprises LLC 0.1400%, 10/1/22	2,085,000
760,000	VOC-RE I LLC 0.1400%, 2/1/43	760,000
Total Variable Rate Demand Agency Notes (amortized cost $76,830,000)		76,830,000
Total Investments (total cost $165,187,528) – 100%		$ 165,187,528

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to “put” back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Repurchase Agreements	$—	$39,400,000	$—

U.S. Government Agency Notes	—	48,957,528	—

Variable Rate Demand Agency Notes	—	76,830,000	—

Total Assets	$—	$165,187,528	$—

Janus High-Yield Fund

Schedule of Investments (unaudited)

As of September 30, 2014

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 0.9%
$ 12,723,521	Credit Suisse Commercial Mortgage Trust Series 2007-C5 5.8700%, 9/15/40	$ 13,019,712
7,596,310	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ MZ 6.1536%, 4/15/18 (144A),‡	7,651,003
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $20,386,143)		20,670,715
Bank Loans and Mezzanine Loans — 6.6%
Basic Industry — 1.2%
17,055,112	Albaugh, Inc. 6.0000%, 5/31/21‡	16,543,459
12,110,000	Oxbow Carbon & Minerals LLC 8.0000%, 1/19/20‡	12,140,275
		28,683,734
Capital Goods — 1.4%
32,186,000	Maxim Crane Works LP 10.2500%, 11/26/18‡	32,803,006
Commercial Mortgage-Backed Securities — 0.4%
9,527,582	JW Marriott 8.1528%, 6/4/15 (144A),‡	9,610,948
Consumer Cyclical — 0.9%
2,017,943	Caesars Growth Properties Holdings LLC 6.2500%, 5/8/21‡	1,910,749
9,963,000	Delta 2 Lux Sarl 0%, 7/29/22(a),‡	9,913,185
1,726,899	Orleans Homebuilders, Inc. 10.5000%, 2/14/16‡	1,718,265
2,638	Orleans Homebuilders, Inc. 10.7500%, 2/14/16‡	2,625
4,605,000	Rite Aid Corp. 5.7500%, 8/21/20‡	4,656,806
4,550,769	William Lyon Homes, Inc. 7.2500%, 8/12/22‡	4,550,769
		22,752,399
Consumer Non-Cyclical — 0.8%
8,527,000	Air Medical Group Holdings, Inc. 7.6250%, 5/31/18‡	8,484,365
1,344,000	Del Monte Foods, Inc. 0%, 8/18/21(a),‡	1,209,600
5,653,280	Norcraft Cos. LP 5.2500%, 11/13/20‡	5,625,014
4,203,000	Surgery Center Holdings, Inc. 0%, 7/23/21(a),‡	4,129,447
		19,448,426
Energy — 1.1%
3,584,000	Chief Exploration & Development LLC 7.5000%, 5/16/21‡	3,575,040
7,537,000	Templar Energy LLC 0%, 11/25/20(a),‡	7,301,469
16,802,000	Templar Energy LLC 8.0000%, 11/25/20‡	16,276,937
		27,153,446
Transportation — 0.8%
3,492,248	OSG Bulk Ships, Inc. 5.2500%, 8/5/19‡	3,467,522
4,902,000	OSG International, Inc. 0%, 8/15/19(a),‡	4,877,490
10,180,072	Syncreon Group BV 5.2500%, 10/28/20‡	10,078,272
		18,423,284
Total Bank Loans and Mezzanine Loans (cost $158,001,755)		158,875,243
Common Stock — 0.7%
Communications Equipment — 0.5%
571,362	CommScope Holding Co., Inc.*	13,661,266
Energy Equipment & Services — 0.2%
277,040	Nuverra Environmental Solutions, Inc.*	4,086,340
Total Common Stock (cost $14,828,640)		17,747,606
Corporate Bonds — 88.1%
Basic Industry — 1.9%
$ 3,775,000	First Quantum Minerals, Ltd. 7.2500%, 5/15/22 (144A)	3,859,938
11,881,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	12,281,984
1,726,000	INEOS Group Holdings SA 5.8750%, 2/15/19 (144A)	1,700,110
6,559,000	Rayonier AM Products, Inc. 5.5000%, 6/1/24 (144A)	6,247,447
13,837,000	Resolute Forest Products, Inc. 5.8750%, 5/15/23	12,790,577
7,198,000	Westmoreland Coal Co. / Westmoreland Partners 10.7500%, 2/1/18	7,557,900
		44,437,956
Brokerage — 0.2%
4,706,000	Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.3750%, 4/1/20 (144A)	4,811,885
Capital Goods — 7.9%
44,361,000	ADS Tactical, Inc. 11.0000%, 4/1/18 (144A),†,§	42,586,560
21,822,000	Ahern Rentals, Inc. 9.5000%, 6/15/18 (144A)	23,294,985
8,718,000	American Builders & Contractors Supply Co., Inc. 5.6250%, 4/15/21 (144A)	8,543,640
5,096,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.2500%, 1/31/19 (144A)	5,045,040
11,674,000	Greif, Inc. 7.7500%, 8/1/19	13,249,990
19,074,000	Hunt Cos., Inc. 9.6250%, 3/1/21 (144A)	19,836,960
26,456,000	Nuverra Environmental Solutions, Inc. 9.8750%, 4/15/18	26,538,675
14,894,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 9.0000%, 4/15/19	15,508,377
2,526,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 7.8750%, 8/15/19	2,683,875
7,360,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 9.8750%, 8/15/19	7,921,200
3,811,000	Summit Materials LLC / Summit Materials Finance Corp. 10.5000%, 1/31/20 (144A)	4,211,155
7,720,000	Summit Materials LLC / Summit Materials Finance Corp. 10.5000%, 1/31/20	8,530,600
5,331,000	United Rentals North America, Inc. 8.3750%, 9/15/20	5,730,825
5,577,000	WCI Communities, Inc. 6.8750%, 8/15/21 (144A)	5,604,885
		189,286,767
Communications — 12.4%
33,902,000	Altice SA 7.7500%, 5/15/22 (144A)	35,003,815
14,755,000	Block Communications, Inc. 7.2500%, 2/1/20 (144A)	15,308,312
6,994,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.2500%, 3/15/21	6,854,120
19,395,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.7500%, 1/15/24	19,298,025
17,021,000	Crown Media Holdings, Inc. 10.5000%, 7/15/19	18,595,442
4,031,000	DreamWorks Animation SKG, Inc. 6.8750%, 8/15/20 (144A)	4,212,395
18,193,000	Entercom Radio LLC 10.5000%, 12/1/19	19,921,335
4,342,000	Frontier Communications Corp. 6.2500%, 9/15/21	4,298,580
4,342,000	Frontier Communications Corp. 6.8750%, 1/15/25	4,287,725
3,955,000	Gannett Co., Inc. 5.1250%, 10/15/19 (144A)	3,994,550
3,535,000	Gannett Co., Inc. 4.8750%, 9/15/21 (144A)	3,420,113
5,050,000	Gannett Co., Inc. 5.5000%, 9/15/24 (144A)	4,974,250
6,740,000	Harron Communications LP / Harron Finance Corp. 9.1250%, 4/1/20 (144A)	7,346,600
12,246,000	iHeartCommunications, Inc. 9.0000%, 9/15/22 (144A)	12,154,155
12,469,000	Intelsat Luxembourg SA 7.7500%, 6/1/21	12,702,794
8,618,000	National CineMedia LLC 7.8750%, 7/15/21	9,307,440
8,021,000	Numericable Group SA 4.8750%, 5/15/19 (144A)	7,920,738
32,368,000	Numericable Group SA 6.0000%, 5/15/22 (144A)	32,610,760
6,684,000	Numericable Group SA 6.2500%, 5/15/24 (144A)	6,667,290
2,876,000	Sprint Capital Corp. 6.9000%, 5/1/19	3,023,395
13,720,000	Sprint Communications, Inc. 7.0000%, 8/15/20	14,303,100
19,939,000	T-Mobile USA, Inc. 6.0000%, 3/1/23	19,914,076
16,457,000	T-Mobile USA, Inc. 6.3750%, 3/1/25	16,415,857
13,641,000	Townsquare Radio LLC / Townsquare Radio, Inc. 9.0000%, 4/1/19 (144A)	14,698,178
		297,233,045
Consumer Cyclical — 13.6%
8,192,000	AV Homes, Inc. 8.5000%, 7/1/19 (144A)	8,110,080
17,265,000	Caesars Entertainment Resort Properties LLC 8.0000%, 10/1/20 (144A)	17,006,025
8,255,000	Caesars Entertainment Resort Properties LLC 11.0000%, 10/1/21 (144A)	7,739,062
14,499,000	Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc. 9.3750%, 5/1/22 (144A)	12,686,625
5,628,000	CCM Merger, Inc. 9.1250%, 5/1/19 (144A)	5,937,540
13,748,000	Century Communities, Inc. 6.8750%, 5/15/22 (144A)	13,851,110
7,669,000	Chrysler Group LLC / CG Co-Issuer, Inc. 8.0000%, 6/15/19	8,138,726
5,074,000	Chrysler Group LLC / CG Co-Issuer, Inc. 8.2500%, 6/15/21	5,530,660
4,169,000	Greektown Holdings LLC / Greektown Mothership Corp. 8.8750%, 3/15/19 (144A)	4,148,155
1,073,000	Landry's Holdings II, Inc. 10.2500%, 1/1/18 (144A)	1,105,190
30,352,000	Landry's, Inc. 9.3750%, 5/1/20 (144A)	32,097,240
6,470,000	Marina District Finance Co., Inc. 9.8750%, 8/15/18	6,777,325
2,624,000	Men's Wearhouse, Inc. 7.0000%, 7/1/22 (144A)	2,650,240
5,490,000	Meritage Homes Corp. 7.1500%, 4/15/20	5,984,100
9,949,000	Meritage Homes Corp. 7.0000%, 4/1/22	10,744,920
5,989,000	MGM Resorts International 6.7500%, 10/1/20	6,378,285
6,275,000	MGM Resorts International 6.6250%, 12/15/21	6,620,125
7,228,000	MGM Resorts International 7.7500%, 3/15/22	8,041,150
2,587,000	Michael's Stores, Inc. 5.8750%, 12/15/20 (144A)	2,574,065
20,405,000	Mohegan Tribal Gaming Authority 9.7500%, 9/1/21	20,634,556
5,358,000	Navistar International Corp. 8.2500%, 11/1/21	5,491,950
16,741,000	Peninsula Gaming LLC / Peninsula Gaming Corp. 8.3750%, 2/15/18 (144A)	17,473,419
23,408,000	PF Chang's China Bistro, Inc. 10.2500%, 6/30/20 (144A)	23,232,440
11,554,000	Pinnacle Entertainment, Inc. 7.5000%, 4/15/21	12,016,160
13,900,000	Playa Resorts Holding BV 8.0000%, 8/15/20 (144A)	14,525,500
15,651,000	Quiksilver, Inc. / QS Wholesale, Inc. 7.8750%, 8/1/18 (144A)	14,007,645
16,535,000	Quiksilver, Inc. / QS Wholesale, Inc. 10.0000%, 8/1/20	9,755,650
20,641,000	ROC Finance LLC / ROC Finance 1 Corp. 12.1250%, 9/1/18 (144A)	22,292,280
7,011,000	Station Casinos LLC 7.5000%, 3/1/21	7,308,968
3,694,000	Toys R Us Property Co. II LLC 8.5000%, 12/1/17	3,721,705
10,860,000	Toys R Us, Inc. 10.3750%, 8/15/17	8,878,050
		325,458,946
Consumer Non-Cyclical — 14.7%
13,577,000	C&S Group Enterprises LLC 5.3750%, 7/15/22 (144A)	12,898,150
8,984,000	Capsugel SA 7.0000%, 5/15/19 (144A)	8,961,540
6,807,000	Catamaran Corp. 4.7500%, 3/15/21	6,547,483
16,735,000	CHS / Community Health Systems, Inc. 6.8750%, 2/1/22 (144A)	17,404,400
11,477,000	ConvaTec Finance International SA 8.2500%, 1/15/19 (144A)	11,677,847
6,959,000	Endo Finance LLC 5.7500%, 1/15/22 (144A)	6,872,013
1,629,000	Endo Finance LLC & Endo Finco, Inc. 7.0000%, 7/15/19 (144A)	1,706,378
3,906,000	Endo Finance LLC & Endo Finco, Inc. 7.0000%, 12/15/20 (144A)	4,081,770
23,543,000	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc. 9.8750%, 2/1/20 (144A)	24,779,007
3,929,000	Fresenius Medical Care U.S. Finance II, Inc. 5.6250%, 7/31/19 (144A)	4,136,058
7,945,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	8,421,700
2,303,000	HCA Holdings, Inc. 7.7500%, 5/15/21	2,461,331
23,361,000	HCA, Inc. 5.0000%, 3/15/24	22,981,384
4,870,000	Jaguar Holding Co. II / Jaguar Merger Sub, Inc. 9.5000%, 12/1/19 (144A)	5,223,075
11,532,000	JBS USA LLC / JBS USA Finance, Inc. 8.2500%, 2/1/20 (144A)	12,281,580
7,710,000	JBS USA LLC / JBS USA Finance, Inc. 7.2500%, 6/1/21 (144A)	8,095,500
11,475,000	JBS USA LLC / JBS USA Finance, Inc. 7.2500%, 6/1/21 (144A)	12,048,750
10,498,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.7500%, 8/1/22 (144A)	10,576,735
7,232,000	Physio-Control International, Inc. 9.8750%, 1/15/19 (144A)	7,738,240
1,613,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 4.8750%, 5/1/21	1,560,578
7,209,000	Safeway, Inc. 7.2500%, 2/1/31	7,063,602
12,837,000	Salix Pharmaceuticals, Ltd. 6.0000%, 1/15/21 (144A)	13,896,052
4,127,000	Simmons Foods, Inc. 10.5000%, 11/1/17 (144A)	4,364,303
16,322,000	Simmons Foods, Inc. 7.8750%, 10/1/21 (144A)	16,158,780
4,549,000	Smithfield Foods, Inc. 5.8750%, 8/1/21 (144A)	4,605,863
7,390,000	Smithfield Foods, Inc. 6.6250%, 8/15/22	7,796,450
39,414,000	SUPERVALU, Inc. 6.7500%, 6/1/21†	38,822,790
1,028,000	Teleflex, Inc. 5.2500%, 6/15/24 (144A)	1,007,440
16,349,000	Tenet Healthcare Corp. 5.5000%, 3/1/19 (144A)	16,389,872
6,359,000	Tenet Healthcare Corp. 8.0000%, 8/1/20	6,708,745
17,614,000	Tenet Healthcare Corp. 6.0000%, 10/1/20	18,626,805
12,564,000	Tenet Healthcare Corp. 8.1250%, 4/1/22	13,788,990
9,138,000	TreeHouse Foods, Inc. 4.8750%, 3/15/22	9,000,930
2,501,000	WhiteWave Foods Co. 5.3750%, 10/1/22	2,526,010
		351,210,151
Electric — 0.3%
974,000	AES Corp. 8.0000%, 10/15/17	1,093,315
6,447,000	Dynegy, Inc. 5.8750%, 6/1/23	6,011,828
		7,105,143
Energy — 22.1%
3,547,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 6.6250%, 10/1/20	3,626,808
19,623,000	California Resources Corp. 6.0000%, 11/15/24 (144A)	20,162,632
6,556,000	Chaparral Energy, Inc. 9.8750%, 10/1/20	7,014,920
8,859,000	Chaparral Energy, Inc. 8.2500%, 9/1/21	9,479,130
35,492,000	Chesapeake Energy Corp. 6.1250%, 2/15/21	38,597,550
20,439,000	Chesapeake Energy Corp. 5.7500%, 3/15/23	21,767,535
3,097,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.0000%, 12/15/20	3,112,485
16,072,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.1250%, 3/1/22	16,112,180
14,136,000	Dresser-Rand Group, Inc. 6.5000%, 5/1/21	15,231,540
6,223,000	Drill Rigs Holdings, Inc. 6.5000%, 10/1/17 (144A)	6,191,885
20,932,000	Endeavor Energy Resources LP / EER Finance, Inc. 7.0000%, 8/15/21 (144A)	21,559,960
11,682,000	EP Energy LLC / Everest Acquisition Finance, Inc. 9.3750%, 5/1/20	12,733,380
2,987,000	EP Energy LLC / Everest Acquisition Finance, Inc. 7.7500%, 9/1/22	3,158,753
5,801,000	Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.6250%, 6/15/20	6,033,040
5,610,000	FTS International, Inc. 6.2500%, 5/1/22 (144A)	5,511,825
13,418,000	Halcon Resources Corp. 9.7500%, 7/15/20	13,652,815
9,327,000	Halcon Resources Corp. 8.8750%, 5/15/21	9,187,095
16,373,000	Hiland Partners LP / Hiland Partners Finance Corp. 7.2500%, 10/1/20 (144A)	17,355,380
13,972,000	Hiland Partners LP / Hiland Partners Finance Corp. 5.5000%, 5/15/22 (144A)	13,587,770
9,149,000	Holly Energy Partners LP / Holly Energy Finance Corp. 6.5000%, 3/1/20	9,423,470
4,856,000	Kodiak Oil & Gas Corp. 8.1250%, 12/1/19	5,208,060
7,555,000	Kodiak Oil & Gas Corp. 5.5000%, 2/1/22	7,592,775
17,714,000	Linn Energy LLC / Linn Energy Finance Corp. 6.5000%, 5/15/19	17,359,720
12,726,000	Natural Resource Partners LP / NRP Finance Corp. 9.1250%, 10/1/18	13,075,965
23,476,000	NGL Energy Partners LP / NGL Energy Finance Corp. 6.8750%, 10/15/21 (144A)	24,415,040
6,822,000	Oasis Petroleum, Inc. 6.5000%, 11/1/21	7,111,935
14,339,000	Oasis Petroleum, Inc. 6.8750%, 3/15/22	15,127,645
14,477,000	Parsley Energy LLC / Parsley Finance Corp. 7.5000%, 2/15/22 (144A)	14,929,406
9,731,000	PBF Holding Co. LLC / PBF Finance Corp. 8.2500%, 2/15/20	10,193,222
13,970,000	QEP Resources, Inc. 5.3750%, 10/1/22	13,690,600
13,554,000	QEP Resources, Inc. 5.2500%, 5/1/23	13,147,380
6,169,000	Rice Energy, Inc. 6.2500%, 5/1/22 (144A)	6,014,775
15,081,000	Sabine Pass Liquefaction LLC 5.6250%, 2/1/21	15,495,727
8,757,000	Sabine Pass Liquefaction LLC 5.6250%, 4/15/23	8,844,570
3,951,000	Sabine Pass Liquefaction LLC 5.7500%, 5/15/24 (144A)	4,020,143
24,498,000	Samson Investment Co. 9.7500%, 2/15/20	22,231,935
3,213,000	Sanchez Energy Corp. 6.1250%, 1/15/23 (144A)	3,181,834
8,873,000	SandRidge Energy, Inc. 7.5000%, 3/15/21	8,651,175
11,311,000	SandRidge Energy, Inc. 8.1250%, 10/15/22	11,296,861
6,080,000	SandRidge Energy, Inc. 7.5000%, 2/15/23	5,905,200
3,687,000	Seventy Seven Energy, Inc. 6.5000%, 7/15/22 (144A)	3,622,478
11,681,000	Sidewinder Drilling, Inc. 9.7500%, 11/15/19 (144A)	11,681,000
4,366,000	SM Energy Co. 6.6250%, 2/15/19	4,529,725
12,451,000	Triangle USA Petroleum Corp. 6.7500%, 7/15/22 (144A)	12,155,289
6,900	U.S. Shale Solutions, Inc 12.5000%, 9/1/17 (144A)	6,555,000
10,463,000	Warren Resources, Inc. 9.0000%, 8/1/22 (144A)	10,227,582
		529,765,195
Finance Companies — 1.0%
7,592,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	8,142,420
15,005,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	15,698,981
		23,841,401
Industrial — 1.6%
1,125,000	Hillman Group, Inc. 6.3750%, 7/15/22 (144A)	1,088,438
21,247,000	Howard Hughes Corp. 6.8750%, 10/1/21 (144A)	21,937,527
8,675,000	Park-Ohio Industries, Inc. 8.1250%, 4/1/21	9,282,250
5,200,000	Permian Holdings, Inc. 10.5000%, 1/15/18 (144A)	5,304,000
		37,612,215
Insurance — 0.4%
10,337,000	Centene Corp. 4.7500%, 5/15/22	10,362,843
Oil, Gas & Consumable Fuels — 0.1%
3,070,000	Peabody Energy Corp. 4.7500%, 12/15/41	2,102,950
Real Estate Investment Trusts (REITs) — 1.3%
12,526,000	Forestar USA Real Estate Group, Inc. 8.5000%, 6/1/22 (144A)	12,839,150
18,042,000	Kennedy-Wilson, Inc. 5.8750%, 4/1/24	18,132,210
		30,971,360
Real Estate Management & Development — 0.1%
3,378,000	Forest City Enterprises, Inc. 3.6250%, 8/15/20	3,477,229
Technology — 5.5%
33,432,000	Blackboard, Inc. 7.7500%, 11/15/19 (144A)	33,097,680
19,137,000	Cardtronics, Inc. 5.1250%, 8/1/22 (144A)	18,849,945
3,880,000	Ceridian LLC / Comdata, Inc. 8.1250%, 11/15/17 (144A)	3,884,850
25,297,000	CommScope Holding Co., Inc. 6.6250%, 6/1/20 (144A)	26,055,910
3,848,000	CommScope, Inc. 5.0000%, 6/15/21 (144A)	3,771,040
18,217,000	CommScope, Inc. 5.5000%, 6/15/24 (144A)	17,898,202
8,724,000	First Data Corp. 12.6250%, 1/15/21	10,446,990
5,900,000	TransUnion Holding Co., Inc. 8.1250%, 6/15/18	6,106,500
11,288,000	TransUnion Holding Co., Inc. 9.6250%, 6/15/18	11,626,640
		131,737,757
Transportation — 5.0%
10,907,000	CEVA Group PLC 4.0000%, 5/1/18 (144A)	10,184,411
1,573,000	CEVA Group PLC 7.0000%, 3/1/21 (144A)	1,573,000
2,185,000	CEVA Group PLC 9.0000%, 9/1/21 (144A)	2,179,538
5,234,000	Eletson Holdings 9.6250%, 1/15/22 (144A)	5,338,680
20,608,000	Florida East Coast Holdings Corp. 6.7500%, 5/1/19 (144A)	21,020,160
18,283,000	Florida East Coast Holdings Corp. 9.7500%, 5/1/20 (144A)	18,557,245
12,348,000	Syncreon Group BV / Syncreon Global Finance U.S., Inc. 8.6250%, 11/1/21 (144A)	12,224,520
14,402,000	U.S. Airways Group, Inc. 6.1250%, 6/1/18	14,798,055
4,287,000	United Continental Holdings, Inc. 6.3750%, 6/1/18	4,490,632
4,080,000	Watco Cos. LLC / Watco Finance Corp. 6.3750%, 4/1/23 (144A)	4,100,400
24,220,000	XPO Logistics, Inc. 7.8750%, 9/1/19 (144A)	25,007,150
		119,473,791
Total Corporate Bonds (cost $2,111,070,309)		2,108,888,634
Money Market — 3.7%
88,575,572	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $88,575,572)	88,575,572
Total Investments (total cost $2,392,862,419) – 100%		$ 2,394,757,770

Summary of Investments by Country – (Long Positions)
September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$ 2,135,540,388	89.2%
Luxembourg	61,084,566	2.5
France	47,198,788	2.0
Brazil	32,425,830	1.3
Greece	30,117,687	1.3
Netherlands	24,603,772	1.0
United Kingdom	23,850,134	1.0
Germany	12,557,758	0.5
Australia	12,281,984	0.5
Cyprus	6,191,885	0.3
Ireland	5,045,040	0.2
Canada	3,859,938	0.2
Total	$ 2,394,757,770	100.0%

††	Includes Cash Equivalents of 3.7%.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2014, is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus High-Yield Fund	$ 1,166,284,611	48.7%

(a)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. Interest and dividends will not be accrued until time of settlement.

*	Non-income producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2014, is noted below.

Fund	Aggregate Value
Janus High-Yield Fund	$ 38,900,000

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of September 30, 2014.

§	Schedule of Restricted and Illiquid Securities (as of September 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus High-Yield Fund
ADS Tactical, Inc., 11.0000%, 4/1/18	3/22/11 – 8/5/14	$ 44,832,208	$ 42,586,560	1.8%

The Fund has registration rights for certain restricted securities held as of September 30, 2014. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus High-Yield Fund
Janus Cash Liquidity Fund LLC	110,274,829	467,411,743	(489,111,000)	88,575,572	$ -	$ 20,493	$ 88,575,572

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$20,670,715	$—

Bank Loans and Mezzanine Loans	—	158,875,243	—

Common Stock	17,747,606	—	—

Corporate Bonds	—	2,108,888,634	—

Money Market	—	88,575,572	—

Total Assets	$17,747,606	$2,377,010,164	$—

Janus Money Market Fund

Schedule of Investments (unaudited)

As of September 30, 2014

Principal Amount		Value
Certificates of Deposit — 30.9%
$11,000,000	Bank of Montreal, Chicago 0.1522%, 10/3/14	$ 11,000,000
19,000,000	Bank of Montreal, Chicago 0.1725%, 12/1/14	19,000,000
25,000,000	Bank of Montreal, Chicago 0.1826%, 12/12/14	25,000,000
25,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., New York 0.1217%, 10/7/14	25,000,000
20,000,000	Canadian Imperial Bank of Commerce, New York 0.0913%, 10/14/14	20,000,000
40,000,000	Sumitomo Mitsui Banking Corp., New York 0.1014%, 10/9/14	40,000,000
5,000,000	Svenska Handelsbanken, New York 0.1725%, 10/28/14	5,000,019
15,000,000	Svenska Handelsbanken, New York 0.1735%, 11/12/14	15,000,070
25,000,000	Svenska Handelsbanken, New York 0.1725%, 11/14/14	25,000,153
14,000,000	Svenska Handelsbanken, New York 0.1725%, 12/4/14	14,000,124
18,500,000	Swedbank AB, New York 0.0913%, 10/2/14	18,500,000
18,400,000	Swedbank AB, New York 0.0913%, 10/3/14	18,400,000
22,000,000	Swedbank AB, New York 0.0811%, 10/24/14	22,000,000
20,000,000	Toronto-Dominion Bank, New York 0.0811%, 11/5/14	20,000,000
15,000,000	Toronto-Dominion Bank, New York 0.1420%, 11/12/14	15,000,000
9,500,000	Toronto-Dominion Bank, New York 0.1014%, 12/11/14	9,500,000
14,000,000	Toronto-Dominion Bank, New York 0.1420%, 1/22/15	14,000,000
11,000,000	Wells Fargo Bank NA 0.1420%, 10/6/14	11,000,000
12,500,000	Wells Fargo Bank NA 0.1420%, 10/7/14	12,500,000
6,300,000	Wells Fargo Bank NA 0.1116%, 10/14/14	6,300,068
10,000,000	Wells Fargo Bank NA 0.1420%, 10/20/14	10,000,000
15,000,000	Wells Fargo Bank NA 0.1420%, 10/22/14	15,000,000
Total Certificates of Deposit (amortized cost $371,200,434)		371,200,434
Commercial Paper — 21.3%
10,000,000	ANZ New Zealand Int'l, Ltd., London 0.1421%, 11/13/14 (Section 4(2))	9,998,328
20,000,000	ANZ New Zealand Int'l, Ltd., London 0.1421%, 12/4/14 (Section 4(2))	19,995,079
5,000,000	ANZ New Zealand Int'l, Ltd., London 0.1421%, 12/11/14 (Section 4(2))	4,998,619
15,000,000	Atlantic Asset Securitization LLC 0.0811%, 10/1/14 (Section 4(2))	15,000,000
10,000,000	Atlantic Asset Securitization LLC 0.0710%, 10/2/14 (Section 4(2))	9,999,981
10,000,000	HSBC Bank PLC 0.3153%, 8/5/15 (Section 4(2))	9,973,471
8,000,000	JP Morgan Securities LLC 0.1522%, 11/12/14	7,998,133
25,000,000	JP Morgan Securities LLC 0.2336%, 12/5/14	24,989,614
10,000,000	JP Morgan Securities LLC 0.2438%, 1/23/15 (Section 4(2))	9,992,398
8,700,000	JP Morgan Securities LLC 0.2539%, 2/17/15 (Section 4(2))	8,691,601
28,000,000	Nieuw Amsterdam Receivables Corp. 0.1421%, 10/10/14 (Section 4(2))	27,999,020
11,000,000	Nieuw Amsterdam Receivables Corp. 0.1624%, 11/3/14 (Section 4(2))	10,998,386
8,000,000	Nieuw Amsterdam Receivables Corp. 0.1319%, 11/7/14 (Section 4(2))	7,998,931
12,000,000	Nieuw Amsterdam Receivables Corp. 0.1522%, 12/2/14 (Section 4(2))	11,996,900
10,000,000	Rabobank USA Financial Corp. 0.2133%, 10/2/14	9,999,942
10,000,000	Rabobank USA Financial Corp. 0.2133%, 10/16/14	9,999,125
10,000,000	Standard Chartered Bank, New York 0.1827%, 10/20/14 (Section 4(2))	9,999,050
5,000,000	Standard Chartered Bank, New York 0.1827%, 10/23/14 (Section 4(2))	4,999,450
40,000,000	Standard Chartered Bank, New York 0.1624%, 12/29/14 (Section 4(2))	39,984,178
Total Commercial Paper (amortized cost $255,612,206)		255,612,206
Repurchase Agreements — 36.1%
100,000,000	Goldman Sachs & Co., 0.1000%, dated 9/30/14, maturing 10/1/14 to be repurchased at $100,000,278 collateralized by $91,490,090 in U.S. Government Agencies 4.0000%-36.8498%, 2/16/32-7/1/42 with a value of $102,000,000	100,000,000
100,000,000	HSBC Securities (USA), Inc., 0%, dated 9/30/14, maturing 10/1/14 to be repurchased at $100,000,000 collateralized by $82,427,500 in U.S. Treasuries 0%-4.3750%, 11/15/19-11/15/39 with a value of $102,002,974	100,000,000
75,000,000	RBC Capital Markets Corp., 0%, dated 9/30/14, maturing 10/1/14 to be repurchased at $75,000,000 collateralized by $72,379,601 in U.S. Government Agencies 1.8390%-6.0000%, 2/1/23-1/20/60 with a value of $76,500,000	75,000,000
158,000,000	Wells Fargo Securities, 0.0300%, dated 9/30/14, maturing 10/1/14 to be repurchased at $158,000,132 collateralized by $158,281,016 in U.S. Government Agencies 0%-11.3170%, 6/1/17-9/20/44 with a value of $161,160,269	158,000,000
Total Repurchase Agreements (amortized cost $433,000,000)		433,000,000
U.S. Government Agency Notes — 1.9%
Fannie Mae Discount Notes:
4,500,000	0.1167%, 4/15/15	4,497,143
Federal Farm Credit Discount Notes:
10,000,000	0.0901%, 11/14/14	9,998,900
Freddie Mac Discount Notes:
3,100,000	0.1218%, 4/22/15	3,097,873
5,700,000	0.1421%, 6/9/15	5,694,358
Total U.S. Government Agency Notes (amortized cost $23,288,274)		23,288,274
Variable Rate Demand Agency Notes — 9.8%
4,000,000	Breckenridge Terrace LLC 0.2100%, 5/1/39	4,000,000
14,980,000	Breckenridge Terrace LLC 0.2100%, 5/1/39	14,980,000
800,000	California Infrastructure & Economic Development Bank 0.1200%, 7/1/33	800,000
930,000	Capital Markets Access Co. LC 0.1400%, 7/1/25	930,000

9,100,000	County of Eagle CO 0.2100%, 6/1/27	9,100,000
8,000,000	County of Eagle CO 0.2100%, 5/1/39	8,000,000
8,235,000	County of Franklin OH - Series A 0.0500%, 11/1/22	8,235,000
6,795,000	County of Franklin OH - Series B 0.0500%, 11/1/34	6,795,000
4,605,000	Industrial Development Board of the City of Auburn 0.1400%, 7/1/26	4,605,000
3,605,000	J-Jay Properties LLC 0.1400%, 7/1/35	3,605,000
5,300,000	Kaneville Road Joint Venture, Inc. 0.1701%, 11/1/32	5,300,000
530,000	Kentucky Economic Development Finance Authority 1.0000%, 11/1/15	530,000
770,000	Lone Tree Building Authority 0.2000%, 12/1/17	770,000
7,000,000	Louisiana Public Facilities Authority 0.0400%, 7/1/47	7,000,000
5,395,000	Lush Properties LLC 0.1701%, 11/1/33	5,395,000
4,325,000	Mesivta Yeshiva Rabbi Chaim Berlin 0.1545%, 11/1/35	4,325,000
5,000,000	Phenix City Downtown Redevelopment Authority 0.1400%, 2/1/33	5,000,000
160,000	Phoenix Realty Special Account 0.2100%, 4/1/20	160,000
10,865,000	RBS Insurance Trust 0.1400%, 11/1/31	10,865,000
3,650,000	Riley Family Eagle Lake/Lexington Heights LP 0.1500%, 9/1/33	3,650,000
5,000,000	SSAB AB 0.1301%, 4/1/34	5,000,000
5,700,000	Tenderfoot Seasonal Housing LLC 0.2100%, 7/1/35	5,700,000
2,600,000	Tift County Development Authority 0.2000%, 2/1/18	2,600,000
Total Variable Rate Demand Agency Notes (amortized cost $117,345,000)		117,345,000
Total Investments (total cost $1,200,445,914) – 100%		$ 1,200,445,914

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
Section 4(2)	Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to “put” back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Certificates of Deposit	$—	$371,200,434	$—

Commercial Paper	—	255,612,206	—

Repurchase Agreements	—	433,000,000	—

U.S. Government Agency Notes	—	23,288,274	—

Variable Rate Demand Agency Notes	—	117,345,000	—

Total Assets	$—	$1,200,445,914	$—

Janus Multi-Sector Income Fund

Schedule of Investments (unaudited)

As of September 30, 2014

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 16.9%
$ 125,000	American Homes 4 Rent 2014-SFR1 3.5000%, 6/17/31 (144A),‡	$ 121,363
140,000	Applebee's/IHOP Funding LLC 4.2770%, 9/5/21 (144A)	138,669
210,000	BHMS 2014-ATLS Mortgage Trust 6.2460%, 7/5/33 (144A)	209,669
130,985	CKE Restaurant Holdings, Inc. 4.4740%, 3/20/43 (144A)	132,199
125,000	Colony American Homes 2014-1 3.0500%, 5/17/31 (144A)	118,029
272,291	Credit Suisse Commercial Mortgage Trust Series 2007-C5 5.8700%, 9/15/40	278,630
130,762	Fannie Mae Connecticut Avenue Securities 5.4045%, 10/25/23‡	147,698
99,732	Florentia, Ltd. 8.1260%, 10/6/24‡	137,279
330,000	Hilton USA Trust 2013-HLT 5.6086%, 11/5/30 (144A),†,‡	335,116
120,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.8936%, 4/15/30 (144A),‡	120,432
130,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH 3.9036%, 4/15/27 (144A),‡	129,922
130,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN 3.7540%, 6/15/29 (144A),‡	129,741
148,571	London & Regional Debt Securitisation No 2 PLC 5.8575%, 10/15/18‡	243,830
120,000	Mach One 2004-1A ULC 5.4500%, 5/28/40 (144A)	120,150
145,000	Silver Bay Realty 2014-1 Trust 3.4036%, 9/17/31 (144A),‡	138,174
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,547,309)		2,500,901
Bank Loans and Mezzanine Loans — 4.3%
Basic Industry — 0.5%
80,000	Albaugh, Inc. 6.0000%, 5/31/21‡	77,600
Capital Goods — 0.9%
130,000	Maxim Crane Works LP 10.2500%, 11/26/18‡	132,492
Consumer Cyclical — 0.5%
10,000	Caesars Growth Properties Holdings LLC 6.2500%, 5/8/21‡	9,469
37,000	Delta 2 Lux Sarl 0%, 7/29/22(a),‡	36,815
23,077	William Lyon Homes, Inc. 7.2500%, 8/12/22‡	23,077
		69,361
Consumer Non-Cyclical — 0.3%
39,000	Air Medical Group Holdings, Inc. 7.6250%, 5/31/18‡	38,805
Energy — 0.9%
17,000	Chief Exploration & Development LLC 7.5000%, 5/16/21‡	16,958
126,000	Templar Energy LLC 0%, 11/25/20(a),‡	122,062
		139,020
Real Estate Investment Trusts (REITs) — 0.1%
21,000	ESH Hospitality, Inc. 5.0000%, 6/24/19‡	21,026
Technology — 0.8%
125,685	Avago Technologies Cayman, Ltd. 3.7500%, 5/6/21‡	124,444
Transportation — 0.3%
17,000	OSG Bulk Ships, Inc. 5.2500%, 8/5/19‡	16,880
24,000	OSG International, Inc. 0%, 8/15/19(a),‡	23,880
		40,760
Total Bank Loans and Mezzanine Loans (cost $645,587)		643,508
Common Stock — 0.4%
Communications Equipment — 0.4%
2,358	CommScope Holding Co., Inc.* (cost $51,876)	56,380
Corporate Bonds — 55.5%
Banking — 5.4%
$ 115,000	American Express Co. 6.8000%, 9/1/66‡	122,763
100,000	Bank of Ireland 4.2500%, 6/11/24	122,831
71,000	Morgan Stanley 4.3500%, 9/8/26	69,780
90,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23	95,030
109,000	Royal Bank of Scotland Group PLC 5.1250%, 5/28/24	107,099
41,000	Synchrony Financial 3.0000%, 8/15/19	41,112
104,000	Synchrony Financial 4.2500%, 8/15/24	104,013
100,000	UBS AG 4.7500%, 2/12/26‡	132,390
		795,018
Basic Industry — 1.4%
57,000	Ashland, Inc. 6.8750%, 5/15/43	59,423
110,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	113,712
23,000	WR Grace & Co. 5.1250%, 10/1/21 (144A)	23,374
13,000	WR Grace & Co. 5.6250%, 10/1/24 (144A)	13,325
		209,834
Brokerage — 2.1%
105,000	Charles Schwab Corp. 7.0000%µ	122,391
89,000	E*TRADE Financial Corp. 6.3750%, 11/15/19	93,450
85,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	88,400
		304,241
Capital Goods — 6.8%
167,000	ADS Tactical, Inc. 11.0000%, 4/1/18 (144A),§	160,320
120,000	Hunt Cos., Inc. 9.6250%, 3/1/21 (144A)	124,800
40,000	Martin Marietta Materials, Inc. 1.3331%, 6/30/17 (144A),‡	40,172
15,000	Martin Marietta Materials, Inc. 4.2500%, 7/2/24 (144A)	15,213
120,000	Masco Corp. 6.5000%, 8/15/32	120,000
170,000	Masonite International Corp. 8.2500%, 4/15/21 (144A)	181,900
125,000	Nuverra Environmental Solutions, Inc. 9.8750%, 4/15/18	125,391
21,000	Summit Materials LLC / Summit Materials Finance Corp. 10.5000%, 1/31/20 (144A)	23,205
85,000	Summit Materials LLC / Summit Materials Finance Corp. 10.5000%, 1/31/20	93,925
122,000	Vulcan Materials Co. 7.1500%, 11/30/37	125,050
		1,009,976
Communications — 4.4%
100,000	Altice SA 7.2500%, 5/15/22 (144A)	130,710
19,000	Gannett Co., Inc. 4.8750%, 9/15/21 (144A)	18,383
27,000	Gannett Co., Inc. 5.5000%, 9/15/24 (144A)	26,595
69,000	iHeartCommunications, Inc. 9.0000%, 9/15/22 (144A)	68,482
100,000	Numericable Group SA 5.3750%, 5/15/22 (144A)	130,498
44,000	T-Mobile USA, Inc. 6.0000%, 3/1/23	43,945
50,000	T-Mobile USA, Inc. 6.3750%, 3/1/25	49,875
135,000	Univision Communications, Inc. 8.5000%, 5/15/21 (144A)	142,762
38,000	Viacom, Inc. 4.3750%, 3/15/43	34,987
		646,237
Consumer Cyclical — 8.7%
39,000	AV Homes, Inc. 8.5000%, 7/1/19 (144A)	38,610
85,000	Caesars Entertainment Resort Properties LLC 8.0000%, 10/1/20 (144A)	83,725
63,000	Century Communities, Inc. 6.8750%, 5/15/22 (144A)	63,472
55,000	General Motors Co. 4.8750%, 10/2/23	58,163
55,000	General Motors Co. 6.2500%, 10/2/43	64,350
60,000	Greektown Holdings LLC / Greektown Mothership Corp. 8.8750%, 3/15/19 (144A)	59,700
138,000	Landry's Holdings II, Inc. 10.2500%, 1/1/18 (144A)	142,140
140,000	Landry's, Inc. 9.3750%, 5/1/20 (144A)	148,050
65,000	MDC Holdings, Inc. 6.0000%, 1/15/43	59,475
55,000	MGM Resorts International 6.7500%, 10/1/20	58,575
80,000	PF Chang's China Bistro, Inc. 10.2500%, 6/30/20 (144A)	79,400
85,000	Quiksilver, Inc. / QS Wholesale, Inc. 7.8750%, 8/1/18 (144A)	76,075
45,000	Quiksilver, Inc. / QS Wholesale, Inc. 10.0000%, 8/1/20	26,550
88,000	ROC Finance LLC / ROC Finance 1 Corp. 12.1250%, 9/1/18 (144A)	95,040
31,000	Tiffany & Co. 4.9000%, 10/1/44 (144A)	30,955
120,000	WCI Communities, Inc. 6.8750%, 8/15/21	120,600
88,000	William Lyon Homes, Inc. 5.7500%, 4/15/19	86,460
		1,291,340
Consumer Non-Cyclical — 7.3%
66,000	C&S Group Enterprises LLC 5.3750%, 7/15/22 (144A)	62,700
100,000	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc. 9.8750%, 2/1/20 (144A)	105,250
145,000	JBS USA LLC / JBS USA Finance, Inc. 7.2500%, 6/1/21 (144A)	152,250
33,000	Kraft Foods Group, Inc. 5.0000%, 6/4/42	34,500
144,000	Owens & Minor, Inc. 4.3750%, 12/15/24	144,903
32,000	Safeway, Inc. 7.2500%, 2/1/31	31,355
115,000	Simmons Foods, Inc. 10.5000%, 11/1/17 (144A)	121,613
93,000	Simmons Foods, Inc. 7.8750%, 10/1/21 (144A)	92,070
180,000	SUPERVALU, Inc. 6.7500%, 6/1/21	177,300
70,000	Sysco Corp. 4.5000%, 10/2/44	70,511
94,000	Tenet Healthcare Corp. 5.5000%, 3/1/19 (144A)	94,235
		1,086,687
Energy — 7.7%
57,000	Anadarko Petroleum Corp. 3.4500%, 7/15/24	55,985
129,000	California Resources Corp. 5.5000%, 9/15/21 (144A)	130,935
111,000	California Resources Corp. 6.0000%, 11/15/24 (144A)	114,052
70,000	Chesapeake Energy Corp. 3.4836%, 4/15/19‡	70,175
55,000	Chesapeake Energy Corp. 6.1250%, 2/15/21	59,813
15,000	Continental Resources, Inc. 4.9000%, 6/1/44	14,623
24,000	DCP Midstream Operating LP 5.6000%, 4/1/44	26,390
96,000	Endeavor Energy Resources LP / EER Finance, Inc. 7.0000%, 8/15/21 (144A)	98,880
64,000	EnLink Midstream Partners LP 4.4000%, 4/1/24	66,427
28,000	Ensco PLC 4.5000%, 10/1/24	28,094
30,000	Ensco PLC 5.7500%, 10/1/44	30,413
113,000	Kinder Morgan, Inc. 7.7500%, 1/15/32	138,707
65,000	QEP Resources, Inc. 5.2500%, 5/1/23	63,050
160,000	Samson Investment Co. 9.7500%, 2/15/20	145,200
95,000	Sidewinder Drilling, Inc. 9.7500%, 11/15/19 (144A)	95,000
		1,137,744
Finance Companies — 0.8%
100,000	General Electric Capital Corp. 7.1250%µ	115,750
Industrial — 0.7%
100,000	Brundage-Bone Concrete Pumping, Inc. 10.3750%, 9/1/21 (144A)	103,000
Insurance — 0.2%
26,000	American International Group, Inc. 8.1750%, 5/15/58‡	35,035
Mortgage Assets — 0.5%
50,000	National Bank of Greece SA 3.8750%, 10/7/16	65,296
Real Estate Investment Trusts (REITs) — 0.4%
57,000	Forestar USA Real Estate Group, Inc. 8.5000%, 6/1/22 (144A)	58,425
Technology — 7.3%
139,000	Alliance Data Systems Corp. 5.3750%, 8/1/22 (144A)	134,830
120,000	Blackboard, Inc. 7.7500%, 11/15/19 (144A)	118,800
36,000	Ceridian LLC / Comdata, Inc. 8.1250%, 11/15/17 (144A)	36,045
110,000	CommScope Holding Co., Inc. 6.6250%, 6/1/20 (144A)	113,300
8,000	CommScope, Inc. 5.5000%, 6/15/24 (144A)	7,860
105,000	Motorola Solutions, Inc 3.5000%, 9/1/21	103,519
58,000	Motorola Solutions, Inc. 4.0000%, 9/1/24	56,615
2,000	Seagate HDD Cayman 4.7500%, 6/1/23	2,015
139,000	Seagate HDD Cayman 4.7500%, 1/1/25 (144A)	138,305
200,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	197,491
145,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	149,327
13,000	Xilinx, Inc. 2.1250%, 3/15/19	12,919
17,000	Xilinx, Inc. 3.0000%, 3/15/21	17,012
		1,088,038
Transportation — 1.8%
43,000	Florida East Coast Holdings Corp. 6.7500%, 5/1/19 (144A)	43,860
83,000	Florida East Coast Holdings Corp. 9.7500%, 5/1/20 (144A)	84,245
140,000	XPO Logistics, Inc. 7.8750%, 9/1/19 (144A)	144,550
		272,655
Total Corporate Bonds (cost $8,388,759)		8,219,276

Mortgage-Backed Securities — 12.9%
Fannie Mae Pool:
136,804	6.5000%, 12/1/28	156,071
189,718	6.5000%, 5/1/29	220,026
172,782	6.5000%, 9/1/33	199,450
113,068	6.5000%, 3/1/35	130,885
161,326	6.5000%, 12/1/35	186,402
247,376	4.0000%, 3/1/44	261,513
89,247	4.0000%, 7/1/44	94,789
56,587	4.0000%, 8/1/44	59,729
141,097	4.0000%, 8/1/44	149,251
Freddie Mac Gold Pool:
197,103	4.5000%, 9/1/44	215,675
Ginnie Mae I Pool:
187,828	6.0000%, 1/15/34	217,742
Ginnie Mae II Pool:
18,140	5.5000%, 5/20/42	20,584
Total Mortgage-Backed Securities (cost $1,887,727)		1,912,117
U.S. Treasury Notes/Bonds — 5.2%
500,000	0.5000%, 8/31/16†	499,492
100,000	4.4500%, 6/15/18 (144A)	139,896
88,000	5.6500%, 2/15/24 (144A)	133,290
Total U.S. Treasury Notes/Bonds (cost $783,226)		772,678
Money Market — 4.8%
718,267	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $718,267)	718,267
Total Investments (total cost $15,022,751) – 100%		$ 14,823,127

Summary of Investments by Country – (Long Positions)

September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$12,655,016	85.4%
United Kingdom	482,774	3.3
Portugal	273,186	1.8
Ireland	260,110	1.8
Taiwan	197,491	1.3
Greece	170,546	1.1
Brazil	152,250	1.0
Switzerland	132,390	0.9
Luxembourg	130,710	0.9
France	130,498	0.9
Singapore	124,444	0.8
Australia	113,712	0.8
Total	$14,823,127	100.0%

††	Includes Cash Equivalents of 4.8%.

Schedule of Forward Currency Contracts, Open

September 30, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold/ (Purchased)	Currency Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co:
British Pound 10/16/14	152,000	$ 246,343	$ 402
Euro 10/16/14	801,000	1,011,683	25,157
Total		$ 1,258,026	$ 25,559

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2014, is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Multi-Sector Income Fund	$ 6,333,364	42.73%

(a)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. Interest and dividends will not be accrued until time of settlement.

*	Non-income producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2014, is noted below.

Fund	Aggregate Value
Janus Multi-Sector Income Fund	$ 704,245

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of September 30, 2014.

µ	This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

§	Schedule of Restricted and Illiquid Securities (as of September 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Multi-Sector Income Fund
ADS Tactical, Inc., 11.0000%, 4/1/18	3/5/14 – 8/5/14	$ 164,610	$ 160,320	1.1%

The Fund has registration rights for certain restricted securities held as of September 30, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Multi-Sector Income Fund
Janus Cash Liquidity Fund LLC	587,152	3,830,115	(3,699,000)	718,267	$ -	$ 123	$ 718,267

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$2,500,901	$—

Bank Loans and Mezzanine Loans	—	643,508	—

Common Stock	56,380	—	—

Corporate Bonds	—	8,219,276	—

Mortgage-Backed Securities	—	1,912,117	—

U.S. Treasury Notes/Bonds	—	772,678	—

Money Market	—	718,267	—

Total Investments in Securities	$56,380	$14,766,747	$—

Other Financial Instruments(a):
Forward Currency Contracts	$—	$25,559	$—

Total Assets	$56,380	$14,792,306	$—

(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

1

Janus Real Return Fund

Schedule of Investments (unaudited)

As of September 30, 2014

Shares or Principal Amount		Value
Bank Loan — 1.3%
Technology — 1.3%
$ 185,000	Avago Technologies Cayman, Ltd. 3.7500%, 5/6/21‡ (cost $185,182)	$ 183,174
Corporate Bonds — 95.2%
Banking — 9.2%
305,000	Ally Financial, Inc. 6.7500%, 12/1/14	306,525
100,000	American Express Co. 6.8000%, 9/1/66‡	106,750
66,000	Bank of America Corp. 8.0000%µ	71,157
46,000	Goldman Sachs Group, Inc. 5.7000%µ	46,667
73,000	Regions Financial Corp. 7.7500%, 11/10/14	73,525
40,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	40,593
175,000	Royal Bank of Scotland Group PLC 4.7000%, 7/3/18	180,687
157,000	Royal Bank of Scotland Group PLC 5.1250%, 5/28/24	154,262
125,000	Wells Fargo & Co. 7.9800%µ	136,788
179,000	Zions Bancorporation 4.0000%, 6/20/16	185,761
		1,302,715
Basic Industry — 3.7%
70,000	ArcelorMittal 4.2500%, 3/1/16	71,400
72,000	Ashland, Inc. 3.0000%, 3/15/16	72,000
50,000	Ashland, Inc. 3.8750%, 4/15/18	50,125
70,000	FMG Resources August 2006 Pty, Ltd. 6.8750%, 2/1/18 (144A)	71,925
74,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	76,497
100,000	Georgia-Pacific LLC 7.7000%, 6/15/15	104,857
42,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	45,995
23,000	WR Grace & Co. 5.1250%, 10/1/21 (144A)	23,374
13,000	WR Grace & Co. 5.6250%, 10/1/24 (144A)	13,325
		529,498
Brokerage — 2.8%
65,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	70,850
155,000	E*TRADE Financial Corp. 6.0000%, 11/15/17	159,650
126,000	E*TRADE Financial Corp. 6.3750%, 11/15/19	132,300
34,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	35,629
		398,429
Capital Goods — 11.3%
185,000	ADS Tactical, Inc. 11.0000%, 4/1/18 (144A),§	177,600
252,000	Ahern Rentals, Inc. 9.5000%, 6/15/18 (144A)	269,010
274,000	CNH Industrial Capital LLC 3.8750%, 11/1/15	275,713
98,000	CNH Industrial Capital LLC 3.6250%, 4/15/18	95,795
13,000	Exelis, Inc. 4.2500%, 10/1/16	13,678
120,000	FLIR Systems, Inc. 3.7500%, 9/1/16	125,410
369,000	Interface, Inc. 7.6250%, 12/1/18	383,760
117,000	Masonite International Corp. 8.2500%, 4/15/21 (144A)	125,190
130,000	Nuverra Environmental Solutions, Inc. 9.8750%, 4/15/18	130,406
8,000	Vulcan Materials Co. 7.0000%, 6/15/18	8,880
		1,605,442
Communications — 5.3%
40,000	Qwest Corp. 7.5000%, 10/1/14	40,000
145,000	Sprint Communications, Inc. 8.3750%, 8/15/17	162,038
179,000	T-Mobile USA, Inc. 6.0000%, 3/1/23	178,776
86,000	Verizon Communications, Inc. 2.6250%, 2/21/20 (144A)	84,921
250,000	Windstream Corp. 7.8750%, 11/1/17	277,500
		743,235
Consumer Cyclical — 11.7%
160,000	CCM Merger, Inc. 9.1250%, 5/1/19 (144A)	168,800
110,000	DR Horton, Inc. 3.7500%, 3/1/19	106,975
325,000	Ford Motor Credit Co. LLC 4.2500%, 2/3/17	344,613
250,000	Lennar Corp. 4.7500%, 12/15/17	257,188
469,000	Meritage Homes Corp. 4.5000%, 3/1/18	471,345
290,000	MGM Resorts International 7.5000%, 6/1/16	309,575
		1,658,496
Consumer Non-Cyclical — 13.1%
125,000	Capsugel SA 7.0000%, 5/15/19 (144A)	124,688
190,000	Constellation Brands, Inc. 7.2500%, 9/1/16	208,050
250,000	HCA, Inc. 6.5000%, 2/15/16	260,937
190,000	Jarden Corp. 7.5000%, 5/1/17	207,575
134,000	Omnicare, Inc. 7.7500%, 6/1/20	141,705
144,000	Owens & Minor, Inc. 4.3750%, 12/15/24	144,903
155,000	Pilgrim's Pride Corp. 7.8750%, 12/15/18	161,975
173,000	SUPERVALU, Inc. 6.7500%, 6/1/21	170,405
414,000	Tenet Healthcare Corp. 6.2500%, 11/1/18	439,875
		1,860,113
Electric — 1.0%
124,000	AES Corp. 9.7500%, 4/15/16	137,330
Energy — 22.9%
128,000	California Resources Corp. 5.5000%, 9/15/21 (144A)	129,920
111,000	California Resources Corp. 6.0000%, 11/15/24 (144A)	114,052
122,000	Chesapeake Energy Corp. 3.2500%, 3/15/16	122,305
143,000	Chesapeake Energy Corp. 7.2500%, 12/15/18	163,020
206,000	Chesapeake Energy Corp. 3.4836%, 4/15/19‡	206,515
42,000	Continental Resources, Inc. 3.8000%, 6/1/24	41,140
21,000	Continental Resources, Inc. 4.9000%, 6/1/44	20,472
352,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 7.7500%, 4/1/19	368,720
73,000	Dresser-Rand Group, Inc. 6.5000%, 5/1/21	78,658
156,000	EP Energy LLC / Everest Acquisition Finance, Inc. 6.8750%, 5/1/19	162,630
190,000	Frontier Oil Corp. 6.8750%, 11/15/18	197,362
435,000	Holly Energy Partners LP / Holly Energy Finance Corp. 6.5000%, 3/1/20	448,050
2,000	Kinder Morgan Finance Co. LLC 5.7000%, 1/5/16	2,063
73,000	Natural Resource Partners LP / NRP Finance Corp. 9.1250%, 10/1/18	75,008
411,000	Sabine Pass LNG LP 7.5000%, 11/30/16	435,701
163,000	Samson Investment Co. 9.7500%, 2/15/20	147,922
346,000	SM Energy Co. 6.6250%, 2/15/19	358,975
168,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	172,620
		3,245,133
Finance Companies — 4.0%
290,000	CIT Group, Inc. 4.7500%, 2/15/15 (144A)	292,900
70,000	GE Capital Trust I 6.3750%, 11/15/67‡	75,600
190,000	Navient LLC 5.0000%, 4/15/15	192,850
		561,350
Insurance — 1.5%
200,000	Centene Corp. 5.7500%, 6/1/17	211,750
Real Estate Investment Trusts (REITs) — 4.6%
320,000	Kennedy-Wilson, Inc. 8.7500%, 4/1/19	340,000
288,000	Reckson Operating Partnership LP 6.0000%, 3/31/16	306,653
		646,653
Real Estate Management & Development — 0.3%
40,000	Forest City Enterprises, Inc. 3.6250%, 8/15/20	41,175
Technology — 0.2%
26,000	Ceridian LLC / Comdata, Inc. 8.1250%, 11/15/17 (144A)	26,032
Transportation — 3.6%
34,000	Eletson Holdings 9.6250%, 1/15/22 (144A)	34,680
137,000	Florida East Coast Holdings Corp. 6.7500%, 5/1/19 (144A)	139,740
122,000	Florida East Coast Holdings Corp. 9.7500%, 5/1/20 (144A)	123,830
123,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	125,501
76,000	Swift Services Holdings, Inc. 10.0000%, 11/15/18	79,800
		503,551
Total Corporate Bonds (cost $13,575,468)		13,470,902
Preferred Stock — 0.8%
Commercial Banks — 0.5%
3,175	Royal Bank of Scotland Group PLC	77,724
Construction & Engineering — 0.3%
1,350	Citigroup Capital XIII, 7.8750%	36,342
Total Preferred Stock (cost $109,285)		114,066
Money Market — 2.7%
383,040	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $383,040)	383,040
Total Investments (total cost $14,252,974) – 100%		$ 14,151,182

Summary of Investments by Country – (Long Positions) September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$ 13,260,240	93.7%
United Kingdom	453,266	3.2
Singapore	183,174	1.3
Australia	148,422	1.1
Luxembourg	71,400	0.5
Greece	34,680	0.2
Total	$ 14,151,182	100.0%

††	Includes Cash Equivalents of 2.7%.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Real Return Fund	$ 2,121,985	15.0%

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of September 30, 2014.

µ	This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

§	Schedule of Restricted and Illiquid Securities (as of September 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Real Return Fund
ADS Tactical, Inc., 11.0000%, 4/1/18	11/19/13	$ 166,808	$ 177,600	1.3%

The Fund has registration rights for certain restricted securities held as of September 30, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Real Return Fund
Janus Cash Liquidity Fund LLC	119,101	1,959,089	(1,695,150)	383,040	$ -	$ 82	$ 383,040

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Bank Loan	$—	$183,174	$—

Corporate Bonds	—	13,470,902	—

Preferred Stock	—	114,066	—

Money Market	—	383,040	—

Total Assets	$—	$14,151,182	$—

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

As of September 30, 2014

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 3.4%
$ 16,953,000	AmeriCredit Automobile Receivables Trust 2012-2 3.3800%, 4/9/18	$ 17,421,886
15,814,000	AmeriCredit Automobile Receivables Trust 2012-4 1.9300%, 8/8/18	15,932,241
2,655,019	COMM 2014-CCRE19 Mortgage Trust 1.4150%, 7/10/19	2,641,295
2,624,230	COMM 2014-UBS4 Mortgage Trust 1.3090%, 8/10/47	2,612,587
7,917,000	Gracechurch Card Funding PLC 0.8536%, 6/15/17 (144A),‡	7,939,152
2,031,000	GS Mortgage Securities Corp. Trust 1.5090%, 9/1/47	2,027,271
27,668,000	Permanent Master Issuer PLC 1.7836%, 7/15/42 (144A),‡	27,679,870
12,260,000	Santander Drive Auto Receivables Trust 1.9400%, 3/15/18	12,353,556
6,975,159	SMART Trust, Australia 2.5200%, 11/14/16 (144A)	6,991,557
3,408,430	SMART Trust, Australia 0.9700%, 3/14/17	3,412,520
1,960,927	WFRBS Commercial Mortgage Trust 2014-C21 1.4130%, 8/15/47	1,954,626
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $100,959,937)		100,966,561
Bank Loans and Mezzanine Loans — 2.0%
Basic Industry — 0.2%
6,611,896	FMG Resources August 2006 Pty, Ltd. 3.7500%, 6/30/19‡	6,466,236
Consumer Cyclical — 0.6%
18,446,684	Hilton Worldwide Finance LLC 3.5000%, 10/26/20‡	18,139,178
Energy — 0.1%
1,880,000	Chief Exploration & Development LLC 7.5000%, 5/16/21‡	1,875,300
Real Estate Investment Trusts (REITs) — 0.1%
4,837,000	ESH Hospitality, Inc. 5.0000%, 6/24/19‡	4,843,046
Technology — 1.0%
30,133,000	Avago Technologies Cayman, Ltd. 3.7500%, 5/6/21‡	29,835,588
Total Bank Loans and Mezzanine Loans (cost $61,811,553)		61,159,348
Corporate Bonds — 70.8%
Banking — 13.5%
21,355,000	Abbey National Treasury Services PLC 1.3750%, 3/13/17	21,350,451
9,500,000	Amsouth Bank 5.2000%, 4/1/15	9,694,342
4,605,000	Bank of America Corp. 4.5000%, 4/1/15	4,694,613
8,125,000	Bank of America Corp. 1.5000%, 10/9/15	8,186,344
16,692,000	Bank of America Corp. 1.2500%, 1/11/16	16,762,991
20,052,000	Bank of America Corp. 3.6250%, 3/17/16	20,777,261
6,346,000	Bank of America Corp. 3.7500%, 7/12/16	6,624,513
29,881,000	BBVA U.S. Senior SAU 4.6640%, 10/9/15	31,010,113
6,950,000	Citigroup, Inc. 4.8750%, 5/7/15	7,124,515
8,306,000	First Republic Bank 2.3750%, 6/17/19	8,290,102
30,893,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	31,925,506
3,981,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	4,323,410
11,897,000	ICICI Bank, Ltd., Dubai 4.7000%, 2/21/18 (144A)	12,559,984
20,808,000	ICICI Bank, Ltd., Dubai 3.5000%, 3/18/20 (144A)	20,832,179
5,403,000	Intesa Sanpaolo SpA 3.6250%, 8/12/15 (144A)	5,520,099
13,333,000	Intesa Sanpaolo SpA 3.1250%, 1/15/16	13,639,526
49,878,000	JPMorgan Chase & Co. 5.1500%, 10/1/15	52,024,051
12,428,000	Morgan Stanley 4.2000%, 11/20/14	12,435,295
16,137,000	Morgan Stanley 3.4500%, 11/2/15	16,593,838
6,455,000	Morgan Stanley 3.8000%, 4/29/16	6,725,594
26,847,000	Morgan Stanley 0.9731%, 7/23/19‡	26,884,720
7,544,000	Nordea Bank AB 0.8750%, 5/13/16 (144A)	7,543,804
3,064,000	PNC Funding Corp. 5.2500%, 11/15/15	3,216,845
4,086,000	Regions Financial Corp. 7.7500%, 11/10/14	4,115,391
15,719,000	Royal Bank of Scotland Group PLC 5.0500%, 1/8/15	15,868,330
29,983,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	30,427,618
4,580,000	Synchrony Financial 1.8750%, 8/15/17	4,586,316
2,152,000	UBS AG 5.8750%, 7/15/16	2,329,626
1,465,000	Zions Bancorporation 4.0000%, 6/20/16	1,520,337
		407,587,714
Basic Industry — 4.2%
14,618,000	ArcelorMittal 4.2500%, 3/1/16	14,910,360
17,706,000	ArcelorMittal 5.0000%, 2/25/17	18,323,939
16,967,000	Ashland, Inc. 3.0000%, 3/15/16	16,967,000
18,981,000	Ashland, Inc. 3.8750%, 4/15/18	19,028,453
1,822,000	Cascades, Inc. 7.8750%, 1/15/20	1,899,435
11,359,000	Ecolab, Inc. 1.0000%, 8/9/15	11,398,984
18,555,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	19,181,231
4,266,000	Plains Exploration & Production Co. 6.1250%, 6/15/19	4,671,270
8,566,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	9,380,798
10,164,000	Plains Exploration & Production Co. 6.7500%, 2/1/22	11,256,630
		127,018,100
Brokerage — 2.8%
15,430,000	E*TRADE Financial Corp. 6.7500%, 6/1/16	16,240,075
13,564,000	E*TRADE Financial Corp. 6.0000%, 11/15/17	13,970,920
26,691,000	E*TRADE Financial Corp. 6.3750%, 11/15/19	28,025,550
23,420,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	24,542,263
1,697,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	1,707,604
		84,486,412
Capital Goods — 1.6%
2,898,000	CNH Industrial Capital LLC 3.6250%, 4/15/18	2,832,795
8,423,000	Eaton Corp. 0.9500%, 11/2/15	8,449,735
9,460,000	Exelis, Inc. 4.2500%, 10/1/16	9,953,632
13,576,000	FLIR Systems, Inc. 3.7500%, 9/1/16	14,188,020
14,036,000	Martin Marietta Materials, Inc. 1.3331%, 6/30/17 (144A),‡	14,096,495
		49,520,677
Communications — 4.2%
21,241,000	British Telecommunications PLC 2.0000%, 6/22/15	21,455,024
19,830,000	Gannett Co., Inc. 6.3750%, 9/1/15	20,647,988
11,102,000	NBCUniversal Enterprise, Inc. 0.7706%, 4/15/16 (144A),‡	11,126,413
13,463,000	Time Warner, Inc. 3.1500%, 7/15/15	13,729,971
13,736,000	Verizon Communications, Inc. 2.5000%, 9/15/16	14,097,147
31,027,000	Verizon Communications, Inc. 1.3500%, 6/9/17	30,869,352
13,391,000	Verizon Communications, Inc. 3.6500%, 9/14/18	14,109,240
		126,035,135
Consumer Cyclical — 6.4%
7,120,000	Brinker International, Inc. 2.6000%, 5/15/18	7,116,191
21,159,000	Ford Motor Credit Co. LLC 2.7500%, 5/15/15	21,435,146
9,319,000	Ford Motor Credit Co. LLC 4.2500%, 2/3/17	9,881,383
9,072,000	Ford Motor Credit Co. LLC 3.0000%, 6/12/17	9,362,993
66,218,000	General Motors Co. 3.5000%, 10/2/18†	67,294,042
24,711,000	General Motors Financial Co., Inc. 2.7500%, 5/15/16	24,896,333
3,932,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18	3,951,660
7,902,000	GLP Capital LP / GLP Financing II, Inc. 4.3750%, 11/1/18	8,020,530
7,709,000	Hanesbrands, Inc. 6.3750%, 12/15/20	8,109,868
14,076,000	MGM Resorts International 6.6250%, 7/15/15	14,463,090
3,327,000	MGM Resorts International 7.5000%, 6/1/16	3,551,573
5,989,000	MGM Resorts International 7.6250%, 1/15/17	6,513,038
7,637,000	PACCAR Financial Corp. 0.7500%, 8/14/15	7,666,234
		192,262,081
Consumer Non-Cyclical — 7.7%
23,419,000	AbbVie, Inc. 1.7500%, 11/6/17	23,339,165
21,344,000	Forest Laboratories, Inc. 4.3750%, 2/1/19 (144A)	22,465,862
15,476,000	GlaxoSmithKline Capital PLC 0.7500%, 5/8/15	15,521,159
11,350,000	Mylan, Inc. 1.3500%, 11/29/16	11,348,649
9,111,000	Mylan, Inc. 6.0000%, 11/15/18 (144A)	9,440,809
14,727,000	PepsiCo, Inc. 0.7000%, 8/13/15	14,776,571
28,599,000	Perrigo Co. PLC 1.3000%, 11/8/16 (144A)	28,625,254
27,315,000	Pilgrim's Pride Corp. 7.8750%, 12/15/18	28,544,175
31,353,000	Roche Holdings, Inc. 1.3500%, 9/29/17 (144A)	31,294,652
24,783,000	SABMiller Holdings, Inc. 0.9296%, 8/1/18 (144A),‡	24,970,632
9,627,000	Sysco Corp. 1.4500%, 10/2/17	9,640,006
11,783,000	Sysco Corp. 2.3500%, 10/2/19	11,783,248
		231,750,182
Electric — 0.7%
2,175,000	AES Corp. 7.7500%, 10/15/15	2,294,625
19,463,000	PPL WEM Holdings, Ltd. 3.9000%, 5/1/16 (144A)	20,256,506
		22,551,131
Energy — 15.0%
38,075,000	California Resources Corp. 5.0000%, 1/15/20 (144A)	38,646,125
14,613,000	Canadian Natural Resources, Ltd. 1.4500%, 11/14/14	14,621,782
24,624,000	Chesapeake Energy Corp. 3.2500%, 3/15/16	24,685,560
25,765,000	Chesapeake Energy Corp. 7.2500%, 12/15/18	29,372,100
34,306,000	Chesapeake Energy Corp. 3.4836%, 4/15/19‡	34,391,765
9,522,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 7.7500%, 4/1/19	9,974,295
23,977,000	DCP Midstream Operating LP 3.2500%, 10/1/15	24,584,817
37,142,000	DCP Midstream Operating LP 2.5000%, 12/1/17	37,898,137
3,291,000	DCP Midstream Operating LP 2.7000%, 4/1/19	3,299,066
6,171,000	Enbridge, Inc. 0.6836%, 6/2/17‡	6,190,513
6,558,000	EnLink Midstream Partners LP 2.7000%, 4/1/19	6,598,391
8,325,000	Enterprise Products Operating LLC 1.2500%, 8/13/15	8,364,344
43,450,000	Kinder Morgan Finance Co. LLC 5.7000%, 1/5/16	44,807,813
6,758,000	Nabors Industries, Inc. 2.3500%, 9/15/16	6,905,507
22,984,000	Nabors Industries, Inc. 6.1500%, 2/15/18	25,938,639
16,100,000	Petrofac, Ltd. 3.4000%, 10/10/18 (144A)	16,547,322
40,887,000	Phillips 66 1.9500%, 3/5/15	41,148,391
17,366,000	Plains All American Pipeline LP / PAA Finance Corp. 3.9500%, 9/15/15	17,867,669
15,463,000	Rowan Cos., Inc. 5.0000%, 9/1/17	16,707,230
8,823,000	Spectra Energy Partners LP 2.9500%, 9/25/18	9,094,995
3,974,000	Sunoco, Inc. 4.8750%, 10/15/14	3,979,373
5,828,000	TransCanada PipeLines, Ltd. 0.8750%, 3/2/15	5,839,673
23,417,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	24,060,968
		451,524,475
Finance Companies — 3.0%
37,645,000	CIT Group, Inc. 5.0000%, 5/15/17	38,586,125
4,297,000	General Electric Capital Corp. 3.5000%, 6/29/15	4,399,312
13,264,000	General Electric Capital Corp. 2.3750%, 6/30/15	13,476,635
17,245,000	General Electric Capital Corp. 4.3750%, 9/21/15	17,900,569
9,609,000	General Electric Capital Corp. 5.0000%, 1/8/16	10,128,366
6,646,000	International Lease Finance Corp. 2.1841%, 6/15/16‡	6,579,540
		91,070,547
Industrial — 0.2%
4,783,000	Cintas Corp. No 2 2.8500%, 6/1/16	4,924,672
Insurance — 1.0%
12,420,000	ACE INA Holdings, Inc. 2.6000%, 11/23/15	12,681,056
17,817,000	American International Group, Inc. 2.3750%, 8/24/15	18,082,544
		30,763,600
Mortgage Assets — 1.2%
34,170,000	NRAM Covered Bond LLP 5.6250%, 6/22/17 (144A)	37,807,055
Owned No Guarantee — 0.4%
12,507,000	Korea National Oil Corp. 2.7500%, 1/23/19 (144A)	12,644,064
Real Estate Investment Trusts (REITs) — 1.2%
16,260,000	Kennedy-Wilson, Inc. 8.7500%, 4/1/19	17,276,250
18,273,000	Reckson Operating Partnership LP 6.0000%, 3/31/16	19,456,487
		36,732,737
Technology — 5.4%
11,980,000	Amphenol Corp. 1.5500%, 9/15/17	11,964,893
8,930,900	Dun & Bradstreet Corp. 3.2500%, 12/1/17	9,233,890
5,890,000	Fidelity National Information Services, Inc. 1.4500%, 6/5/17	5,855,656
17,809,000	Fiserv, Inc. 3.1250%, 10/1/15	18,206,461
10,608,000	Fiserv, Inc. 3.1250%, 6/15/16	10,962,732
26,963,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	27,042,891
10,352,000	Seagate HDD Cayman 3.7500%, 11/15/18 (144A)	10,559,040
21,575,000	Total System Services, Inc. 2.3750%, 6/1/18	21,423,349
11,225,000	TSMC Global, Ltd. 0.9500%, 4/3/16 (144A)	11,216,211
13,134,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	12,969,234
15,978,000	Tyco Electronics Group SA 2.3750%, 12/17/18	16,014,765
6,220,000	Xilinx, Inc. 2.1250%, 3/15/19	6,181,511
		161,630,633
Transportation — 2.3%
19,315,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	19,671,014
2,796,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	2,866,968
14,956,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	15,260,085
5,500,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 6/15/19 (144A)	5,468,986
8,793,000	Southwest Airlines Co. 5.2500%, 10/1/14	8,793,000
15,853,000	Swift Services Holdings, Inc. 10.0000%, 11/15/18	16,645,650
		68,705,703
Total Corporate Bonds (cost $2,127,393,760)		2,137,014,918
U.S. Treasury Notes/Bonds — 20.6%
61,390,000	0.2500%, 1/15/15†	61,425,974
18,606,000	0.2500%, 2/15/15	18,620,531
423,000	0.3750%, 3/15/15	423,628
103,500,000	0.3750%, 4/15/15†	103,673,880
41,196,000	0.2500%, 7/31/15	41,253,922
44,102,000	0.2500%, 8/15/15	44,157,127
59,759,000	0.3750%, 8/31/15	59,910,728
62,819,000	0.2500%, 11/30/15†	62,858,262
10,400,000	0.2500%, 12/31/15	10,403,661
29,745,000	0.3750%, 1/31/16	29,787,981
29,693,000	0.2500%, 2/29/16	29,668,652
32,486,000	0.3750%, 3/31/16	32,493,602
70,635,000	0.5000%, 6/30/16	70,676,392
22,700,000	0.5000%, 8/31/16	22,676,937
11,339,000	0.8750%, 9/15/16	11,400,571
22,700,000	0.8750%, 8/15/17	22,591,812
Total U.S. Treasury Notes/Bonds (cost $621,426,801)		622,023,660
Money Market — 3.2%
95,483,092	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $95,483,092)	95,483,092
Total Investments (total cost $3,007,075,143) – 100%		$ 3,016,647,579

Summary of Investments by Country – (Long Positions)

September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$ 2,445,119,970	81.1%
United Kingdom	219,566,613	7.3
Australia	55,722,558	1.9
Switzerland	49,639,043	1.6
South Korea	39,686,955	1.3
India	33,392,163	1.1
Luxembourg	33,234,299	1.1
Spain	31,010,113	1.0
Singapore	29,835,588	1.0
Canada	28,551,403	0.9
Taiwan	24,185,445	0.8
Italy	19,159,625	0.6
Sweden	7,543,804	0.3
Total	$ 3,016,647,579	100.0%

††	Includes Cash Equivalents of 3.2%.

Notes to Schedule of Investments (unaudited)

LP	Limited Partnership
LLC	Limited Liability Company
LLP	Limited Liability Partnership
PLC	Public Limited Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Short-Term Bond Fund	$ 478,356,526	15.9%

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2014, is noted below.

Fund	Aggregate Value
Janus Short-Term Bond Fund	$ 100,271,110

‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞ Rate shown is the 7-day yield as of September 30, 2014.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	At 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Short-Term Bond Fund
Janus Cash Liquidity Fund LLC	112,343,218	304,318,874	(321,179,000)	95,483,092	$ -	$ 9,433	$ 95,483,092

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$100,966,561	$—

Bank Loans and Mezzanine Loans	—	61,159,348	—

Corporate Bonds	—	2,137,014,918	—

U.S. Treasury Notes/Bonds	—	622,023,660	—

Money Market	—	95,483,092	—

Total Assets	$—	$3,016,647,579	$—

Janus Unconstrained Bond Fund

Schedule of Investments (unaudited)

As of September 30, 2014

Shares or Principal Amount	Value
Bank Loan — 0.1%
Consumer Cyclical — 0.1%
$ 41,538	William Lyon Homes, Inc. 7.2500%, 8/12/22‡ (cost $41,538)	$ 41,538
Corporate Bonds — 7.9%
Banking — 2.6%
1,000,000	Ally Financial, Inc. 4.6250%, 6/26/15	1,013,900
1,000,000	Ally Financial, Inc. 5.5000%, 2/15/17	1,040,000
		2,053,900
Communications — 1.3%
1,000,000	DISH DBS Corp. 7.1250%, 2/1/16	1,060,000
Consumer Cyclical — 1.4%
1,000,000	MGM Resorts International 10.0000%, 11/1/16	1,127,500
Consumer Non-Cyclical — 1.2%
1,000,000	HCA, Inc. 6.3750%, 1/15/15	1,008,750
Energy — 0.1%
113,000	Triangle USA Petroleum Corp. 6.7500%, 7/15/22 (144A)	110,316
Finance Companies — 1.3%
1,000,000	CIT Group, Inc. 4.7500%, 2/15/15 (144A)	1,010,000
Total Corporate Bonds (cost $6,397,838)		6,370,466
Foreign Government Bonds — 0.1%
EUR	90,000	Portugal Obrigacoes do Tesouro OT 4.4500%, 6/15/18 (144A) (cost $128,868)	125,907
U.S. Treasury Notes/Bonds — 21.9%
1,666,000	0.2500%, 12/31/15	1,666,586
1,664,000	0.3750%, 1/31/16	1,666,405
1,667,000	0.2500%, 2/29/16	1,665,633
1,666,000	0.3750%, 3/31/16	1,666,390
1,667,000	0.3750%, 4/30/16	1,666,348
1,671,000	0.2500%, 5/15/16	1,666,432
361,000	0.3750%, 5/31/16†	360,633
5,572,000	0.5000%, 6/30/16†	5,575,265
1,207,000	1.0000%, 9/15/17†	1,205,115
339,000	2.5000%, 5/15/24	339,212
30,000	2.3750%, 8/15/24	29,653
Total U.S. Treasury Notes/Bonds (cost $17,507,486)		17,507,672
Money Market — 70.0%
55,999,941	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $55,999,941)	55,999,941
Total Investments (total cost $80,075,671) – 100%	$ 80,045,524

Summary of Investments by Country – (Long Positions)
September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$79,919,617	99.9%
Portugal	125,907	0.1
Total	$80,045,524	100.0%

††	Includes Cash Equivalents of 70.0%.

Schedule of Forward Currency Contracts, Open

September 30, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.: Euro 10/16/14	100,520	$ 126,959	$ 3,162

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Unconstrained Bond Fund	$ 1,246,223	1.6%

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2014, is noted below.

Fund	Aggregate Value
Janus Unconstrained Bond Fund	$ 1,153,819

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of September 30, 2014.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Janus Unconstrained Bond Fund
Janus Cash Liquidity Fund LLC	7,375,101	58,372,840	(9,748,000)	55,999,941	$ -	$ 388	$ 55,999,941

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Bank Loan	$—	$41,538	$—

Corporate Bonds	—	6,370,466	—

Foreign Government Bonds	—	125,907	—

U.S. Treasury Notes/Bonds	—	17,507,672	—

Money Market	—	55,999,941	—

Total Investments in Securities	$—	$80,045,524	$—

Other Financial Instruments(a):
Forward Currency Contracts	$—	$3,162	$—

Total Assets	$—	$80,048,686	$—
(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Perkins Large Cap Value Fund

Schedule of Investments (unaudited)

As of September 30, 2014

Shares or Principal Amount		Value
Common Stock — 98.1%
Aerospace & Defense — 3.1%
9,452	General Dynamics Corp.	$ 1,201,255
9,300	Honeywell International, Inc.	866,016
11,200	Rockwell Collins, Inc.	879,200
13,277	United Technologies Corp.	1,402,051
		4,348,522
Beverages — 2.6%
17,600	Molson Coors Brewing Co. - Class B	1,310,144
24,829	PepsiCo, Inc.	2,311,332
		3,621,476
Biotechnology — 0.7%
7,000	Amgen, Inc.	983,220
Capital Markets — 1.9%
19,185	State Street Corp.	1,412,208
15,569	T Rowe Price Group, Inc.	1,220,609
		2,632,817
Commercial Banks — 10.1%
17,425	BB&T Corp.	648,384
48,094	CIT Group, Inc.	2,210,400
46,976	Citigroup, Inc.	2,434,296
60,573	Fifth Third Bancorp	1,212,672
25,971	JPMorgan Chase & Co.	1,564,493
24,074	PNC Financial Services Group, Inc.	2,060,253
20,800	U.S. Bancorp	870,064
58,544	Wells Fargo & Co.	3,036,677
		14,037,239
Commercial Services & Supplies — 2.2%
36,000	Republic Services, Inc.	1,404,720
35,323	Tyco International, Ltd. (U.S. Shares)	1,574,346
		2,979,066
Communications Equipment — 2.0%
54,926	Cisco Systems, Inc.	1,382,488
18,029	QUALCOMM, Inc.	1,348,028
		2,730,516
Construction & Engineering — 0.6%
17,000	Jacobs Engineering Group, Inc.*	829,940
Consumer Finance — 0.9%
18,348	Discover Financial Services	1,181,428
Diversified Financial Services — 3.0%
30,400	Berkshire Hathaway, Inc. - Class B*	4,199,456
Diversified Telecommunication Services — 1.6%
43,214	Verizon Communications, Inc.	2,160,268
Electric Utilities — 1.4%
61,000	PPL Corp.	2,003,240
Energy Equipment & Services — 1.8%
22,403	Ensco PLC - Class A	925,468
15,934	Schlumberger, Ltd. (U.S. Shares)	1,620,328
		2,545,796
Food & Staples Retailing — 2.3%
21,977	CVS Caremark Corp.	1,749,149
18,940	Wal-Mart Stores, Inc.	1,448,342
		3,197,491
Food Products — 2.2%
19,623	General Mills, Inc.	989,981
7,226	Hershey Co.	689,577
33,600	Unilever PLC (ADR)	1,407,840
		3,087,398
Health Care Equipment & Supplies — 5.3%
45,021	Abbott Laboratories	1,872,424
26,582	Baxter International, Inc.	1,907,790
15,200	Medtronic, Inc.	941,640
16,300	Stryker Corp.	1,316,225
12,500	Zimmer Holdings, Inc.	1,256,875
		7,294,954
Health Care Providers & Services — 1.9%
10,284	Laboratory Corp. of America Holdings*	1,046,397
8,436	McKesson Corp.	1,642,236
		2,688,633
Hotels, Restaurants & Leisure — 1.3%
19,365	McDonald's Corp.	1,835,996
Household Products — 2.4%
39,713	Procter & Gamble Co.	3,325,567
Industrial Conglomerates — 1.3%
68,985	General Electric Co.	1,767,396
Information Technology Services — 0.8%
14,366	Accenture PLC - Class A (U.S. Shares)	1,168,243
Insurance — 6.0%
20,800	Allstate Corp.	1,276,496
63,853	American International Group, Inc.	3,449,339
15,519	Chubb Corp.	1,413,471
40,756	Marsh & McLennan Cos., Inc.	2,133,169
		8,272,475
Leisure Products — 0.4%
17,072	Mattel, Inc.	523,257
Life Sciences Tools & Services — 1.1%
12,000	Thermo Fisher Scientific, Inc.	1,460,400
Media — 4.6%
25,546	CBS Corp. - Class B	1,366,711
25,600	Comcast Corp. - Class A	1,376,768
16,068	Omnicom Group, Inc.	1,106,442
20,666	Time Warner, Inc.	1,554,290
10,765	Walt Disney Co.	958,408
		6,362,619
Metals & Mining — 0.5%
29,633	Goldcorp, Inc. (U.S. Shares)	682,448
Multiline Retail — 0.9%
20,064	Target Corp.	1,257,612
Oil, Gas & Consumable Fuels — 7.4%
13,699	Anadarko Petroleum Corp.	1,389,626
15,918	Chevron Corp.	1,899,336
22,400	Enterprise Products Partners LP	902,720
18,500	Noble Energy, Inc.	1,264,660
9,445	Occidental Petroleum Corp.	908,137
14,535	QEP Resources, Inc.	447,387
36,815	Royal Dutch Shell PLC (ADR)	2,802,726
7,962	Whiting Petroleum Corp.*	617,453
		10,232,045
Pharmaceuticals — 13.5%
29,826	AbbVie, Inc.	1,722,750
41,984	GlaxoSmithKline PLC (ADR)	1,930,004
21,600	Johnson & Johnson	2,302,344
47,192	Merck & Co., Inc.	2,797,542
32,702	Novartis AG (ADR)	3,078,239
120,729	Pfizer, Inc.	3,569,957
22,746	Teva Pharmaceutical Industries, Ltd. (ADR)	1,222,597
57,977	Zoetis, Inc.	2,142,250
		18,765,683
Real Estate Investment Trusts (REITs) — 1.7%
72,000	Weyerhaeuser Co.	2,293,920
Road & Rail — 2.0%
10,534	Kansas City Southern	1,276,721
14,294	Union Pacific Corp.	1,549,755
		2,826,476
Semiconductor & Semiconductor Equipment — 1.4%
24,896	Altera Corp.	890,779
21,338	Analog Devices, Inc.	1,056,017
		1,946,796
Software — 4.6%
35,874	CA, Inc.	1,002,320
10,157	Check Point Software Technologies, Ltd.*	703,271
48,176	Microsoft Corp.	2,233,439
62,340	Oracle Corp.	2,386,375
		6,325,405
Technology Hardware, Storage & Peripherals — 0.6%
27,821	EMC Corp.	814,042
Textiles, Apparel & Luxury Goods — 1.4%
11,442	Ralph Lauren Corp.	1,884,841
Wireless Telecommunication Services — 2.6%
43,723	Rogers Communications, Inc. - Class B	1,636,114
60,856	Vodafone Group PLC (ADR)	2,001,554
		3,637,668
Total Common Stock (cost $100,191,269)		135,904,349
Repurchase Agreement — 1.9%
$ 2,700,000	ING Financial Markets LLC, 0.0100% dated 9/30/14, maturing 10/1/14 to be repurchased at $2,700,001 collateralized by $2,663,766 in U.S. Treasuries 0.8750% - 3.1250%, 11/30/16 - 9/30/21 with a value of $2,754,015 (cost $2,700,000)	2,700,000
Total Investments (total cost $102,891,269) – 100%		$ 138,604,349

Summary of Investments by Country – (Long Positions)

September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$ 123,139,556	88.8%
United Kingdom	8,142,124	5.9
Switzerland	3,078,239	2.2
Canada	2,318,562	1.7
Israel	1,925,868	1.4
Total	$ 138,604,349	100.0%

††	Includes Cash Equivalents of 1.9%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock	$135,904,349	$—	$—

Repurchase Agreement	—	2,700,000	—

Total Assets	$135,904,349	$2,700,000	$—

Perkins Mid Cap Value Fund

Schedule of Investments (unaudited)

As of September 30, 2014

Shares or Principal Amount		Value
Common Stock — 97.4%
Aerospace & Defense — 1.8%
405,109	General Dynamics Corp.	$ 51,485,303
1,114,139	Rockwell Collins, Inc.	87,459,911
		138,945,214
Beverages — 2.1%
1,536,633	Dr Pepper Snapple Group, Inc.	98,820,868
787,822	Molson Coors Brewing Co. - Class B	58,645,470
		157,466,338
Capital Markets — 4.8%
1,957,423	Carlyle Group LP	59,623,104
1,130,465	Northern Trust Corp.	76,905,534
1,416,996	Raymond James Financial, Inc.	75,922,646
700,000	State Street Corp.	51,527,000
1,215,958	T Rowe Price Group, Inc.	95,331,107
		359,309,391
Commercial Banks — 5.9%
2,353,847	CIT Group, Inc.	108,182,808
3,045,936	Fifth Third Bancorp	60,979,639
1,205,599	First Republic Bank	59,532,478
793,216	M&T Bank Corp.	97,795,601
4,112,748	Zions Bancorporation	119,516,457
		446,006,983
Commercial Services & Supplies — 4.0%
4,994,978	Republic Services, Inc.	194,904,042
2,484,929	Tyco International, Ltd. (U.S. Shares)	110,753,285
		305,657,327
Communications Equipment — 0.9%
1,037,691	Motorola Solutions, Inc.	65,665,087
Construction & Engineering — 0.7%
1,052,882	Jacobs Engineering Group, Inc.*	51,401,699
Consumer Finance — 0.9%
1,102,554	Discover Financial Services	70,993,452
Containers & Packaging — 1.5%
2,507,434	Crown Holdings, Inc.*	111,630,962
Electric Utilities — 2.5%
5,868,278	PPL Corp.	192,714,250
Electrical Equipment — 1.2%
3,415,920	Babcock & Wilcox Co.	94,586,825
Energy Equipment & Services — 2.7%
702,903	Ensco PLC - Class A	29,036,923
2,446,190	Frank's International NV	45,743,753
963,976	Oceaneering International, Inc.	62,822,316
660,054	Tidewater, Inc.	25,761,907
1,790,301	Weatherford International PLC*	37,238,261
		200,603,160
Food & Staples Retailing — 3.6%
2,160,457	Casey's General Stores, Inc.£	154,904,767
3,053,132	Sysco Corp.	115,866,359
		270,771,126
Food Products — 3.8%
808,732	Hershey Co.	77,177,295
1,089,611	JM Smucker Co.	107,860,593
1,505,061	McCormick & Co., Inc.	100,688,581
		285,726,469
Gas Utilities — 1.5%
2,200,195	AGL Resources, Inc.	112,958,011
Health Care Equipment & Supplies — 3.7%
1,783,878	Stryker Corp.	144,048,148
474,810	Varian Medical Systems, Inc.*	38,041,777
959,994	Zimmer Holdings, Inc.	96,527,397
		278,617,322
Health Care Providers & Services — 3.0%
1,199,275	Laboratory Corp. of America Holdings*	122,026,232
233,957	McKesson Corp.	45,544,409
1,360,961	Patterson Cos., Inc.	56,384,614
		223,955,255
Information Technology Services — 1.9%
1,529,264	Heartland Payment Systems, Inc.	72,976,478
648,386	Teradata Corp.*	27,180,341
1,287,650	Total System Services, Inc.	39,865,644
		140,022,463
Insurance — 8.1%
2,627,375	Allstate Corp.	161,242,004
1,740,056	Arthur J Gallagher & Co.	78,928,940
2,790,048	Marsh & McLennan Cos., Inc.	146,031,113
719,981	RenaissanceRe Holdings, Ltd.	71,990,900
2,931,573	Torchmark Corp.	153,526,478
		611,719,435
Leisure Products — 0.4%
974,270	Mattel, Inc.	29,861,376
Life Sciences Tools & Services — 1.5%
953,839	Thermo Fisher Scientific, Inc.	116,082,206
Marine — 1.6%
1,025,105	Kirby Corp.*	120,808,624
Media — 1.0%
1,058,590	Omnicom Group, Inc.	72,894,507
Metals & Mining — 0.6%
1,992,682	Goldcorp, Inc. (U.S. Shares)	45,891,467
Multi-Utilities — 2.3%
3,075,420	Alliant Energy Corp.	170,409,022
Multiline Retail — 1.0%
704,417	Macy's, Inc.	40,982,981
469,248	Nordstrom, Inc.	32,082,486
		73,065,467
Oil, Gas & Consumable Fuels — 6.3%
798,161	Anadarko Petroleum Corp.	80,965,452
1,197,070	Noble Energy, Inc.	81,831,705
698,131	Plains All American Pipeline LP	41,091,991
5,238,483	Plains GP Holdings LP - Class A£	160,559,504
1,095,238	QEP Resources, Inc.	33,711,426
534,601	SM Energy Co.	41,698,878
493,508	Whiting Petroleum Corp.*	38,271,545
		478,130,501
Pharmaceuticals — 2.0%
1,235,641	Teva Pharmaceutical Industries, Ltd. (ADR)	66,415,704
2,253,908	Zoetis, Inc.	83,281,900
		149,697,604
Real Estate Investment Trusts (REITs) — 10.7%
729,556	Alexandria Real Estate Equities, Inc.	53,804,755
509,141	AvalonBay Communities, Inc.	71,773,607
1,644,048	Equity Lifestyle Properties, Inc.	69,641,873
1,281,507	Home Properties, Inc.	74,634,968
1,369,244	Host Hotels & Resorts, Inc.	29,205,975
1,821,285	Plum Creek Timber Co., Inc.	71,048,328
1,989,817	Potlatch Corp.£	80,010,542
622,147	Public Storage	103,176,858
4,246,090	Redwood Trust, Inc.£	70,400,172
645,403	Taubman Centers, Inc.	47,114,419
5,591,153	Two Harbors Investment Corp.	54,066,449
2,707,676	Weyerhaeuser Co.	86,266,557
		811,144,503
Road & Rail — 3.4%
663,677	Canadian Pacific Railway, Ltd. (U.S. Shares)	137,693,067
1,005,321	Kansas City Southern	121,844,905
		259,537,972
Semiconductor & Semiconductor Equipment — 2.4%
1,681,677	Altera Corp.	60,170,403
1,207,751	Analog Devices, Inc.	59,771,597
790,318	Microchip Technology, Inc.	37,326,719
632,569	Xilinx, Inc.	26,789,297
		184,058,016
Software — 3.8%
2,406,381	CA, Inc.	67,234,285
926,776	Check Point Software Technologies, Ltd.*	64,169,970
2,757,229	Informatica Corp.*	94,407,521
1,633,040	Synopsys, Inc.*	64,823,523
		290,635,299
Textiles, Apparel & Luxury Goods — 2.4%
280,943	PVH Corp.	34,036,245
618,759	Ralph Lauren Corp.	101,928,170
1,412,466	Steven Madden, Ltd.*	45,523,779
		181,488,194
Thrifts & Mortgage Finance — 0.9%
3,530,183	Washington Federal, Inc.	71,874,526
Trading Companies & Distributors — 0.9%
827,048	MSC Industrial Direct Co., Inc. - Class A	70,679,522
Wireless Telecommunication Services — 1.6%
3,137,229	Rogers Communications, Inc. - Class B	117,442,972
Total Common Stock (cost $5,780,068,218)		7,362,452,547
Repurchase Agreements — 2.6%
$ 25,000,000	Credit Suisse Securities (USA) LLC, 0%, dated 9/30/14, maturing 10/1/14 to be repurchased at $25,000,000 collateralized by $25,585,000 in a U.S. Treasury 0.6250%, 2/15/17 with a value of $ 25,501,114	25,000,000
132,000,000	HSBC Securities (USA) Inc., 0%, dated 9/30/14, maturing 10/1/14 to be repurchased at $132,000,000 collateralized by $137,269,836 in U.S. Treasuries 1.7500% - 2.1250%, 8/31/20 - 5/15/23 with a value of $134,640,771	132,000,000
36,900,000	ING Financial Markets LLC, 0.0100%, dated 9/30/14, maturing 10/1/14 to be repurchased at $36,900,010 collateralized by $36,404,802 in U.S. Treasuries 0.8750% - 3.1250%, 11/30/16 - 9/30/21 with a value of $37,638,205	36,900,000
Total Repurchase Agreements (cost $193,900,000)		193,900,000
Total Investments (total cost $5,973,968,218) – 100%		$ 7,556,352,547

Summary of Investments by Country – (Long Positions) September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$ 7,124,739,367	94.3%
Canada	301,027,506	4.0
Israel	130,585,674	1.7
Total	$ 7,556,352,547	100.0%

††	Includes Cash Equivalents of 2.6%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LP	Limited Partnership
LLC	Limited Liability Corporation
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Perkins Mid Cap Value Fund
Casey's General Stores, Inc.	2,123,443	37,014	-	2,160,457	$ -	$ 424,689	$ 154,904,767
Plains GP Holdings LP - Class A(1)	7,165,115	-	(1,926,632)	5,238,483	8,792,263	1,314,082	N/A
Potlatch Corp.(1)	2,122,871	156,476	(289,530)	1,989,817	(219,570)	736,301	N/A
Redwood Trust, Inc.	4,246,090	-	-	4,246,090	-	1,188,905	70,400,172
					$ 8,572,693	$ 3,663,977	$ 225,304,939

(1) Company was no longer an affiliate as of September 30, 2014.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock	$7,362,452,547	$—	$—

Repurchase Agreements	—	193,900,000	—

Total Assets	$7,362,452,547	$193,900,000	$—

Perkins Select Value Fund

Schedule of Investments (unaudited)

As of September 30, 2014

Shares or Principal Amount		Value
Common Stock — 96.3%
Capital Markets — 0.6%
6,000	T Rowe Price Group, Inc.	$ 470,400
Commercial Banks — 7.1%
20,000	Bank of Marin Bancorp	917,800
12,000	BOK Financial Corp.	797,760
80,000	Heritage Financial Corp.	1,267,200
14,000	PNC Financial Services Group, Inc.	1,198,120
20,000	Wells Fargo & Co.	1,037,400
		5,218,280
Commercial Services & Supplies — 2.5%
30,000	Tetra Tech, Inc.	749,400
24,000	Tyco International, Ltd. (U.S. Shares)	1,069,680
		1,819,080
Electric Utilities — 1.7%
26,000	NRG Yield, Inc. - Class A	1,223,300
Electrical Equipment — 1.3%
36,000	Babcock & Wilcox Co.	996,840
Food & Staples Retailing — 4.8%
50,000	Casey's General Stores, Inc.	3,585,000
Food Products — 1.7%
140,000	Orkla ASA	1,267,353
Health Care Equipment & Supplies — 8.4%
65,000	Abbott Laboratories	2,703,350
25,000	Baxter International, Inc.	1,794,250
21,000	Stryker Corp.	1,695,750
		6,193,350
Health Care Providers & Services — 4.1%
12,000	Laboratory Corp. of America Holdings*	1,221,000
25,000	Landauer, Inc.	825,250
30,000	Owens & Minor, Inc.	982,200
		3,028,450
Health Care Technology — 1.3%
35,000	Omnicell, Inc.*	956,550
Information Technology Services — 2.1%
28,000	Jack Henry & Associates, Inc.	1,558,480
Life Sciences Tools & Services — 0.8%
5,000	Thermo Fisher Scientific, Inc.	608,500
Machinery — 2.3%
20,000	Pfeiffer Vacuum Technology AG	1,684,580
Marine — 2.9%
620,000	Irish Continental Group PLC	2,161,926
Oil, Gas & Consumable Fuels — 13.2%
2,550	Cone Midstream Partners LP*	71,655
212,919	Lone Pine Resources Canada, Ltd.§	134,042
212,919	Lone Pine Resources, Inc. §	135,493
10,000	Noble Energy, Inc.	683,600
20,000	Occidental Petroleum Corp.	1,923,000
35,000	Plains All American Pipeline LP	2,060,100
72,000	Plains GP Holdings LP - Class A	2,206,800
75,000	QEP Midstream Partners LP	1,776,750
10,000	Whiting Petroleum Corp.*	775,500
		9,766,940
Paper & Forest Products — 1.0%
35,000	PH Glatfelter Co.	768,250
Pharmaceuticals — 11.2%
30,000	AbbVie, Inc.	1,732,800
8,000	Johnson & Johnson	852,720
30,000	Merck & Co., Inc.	1,778,400
18,000	Novartis AG (ADR)	1,694,340
18,000	Teva Pharmaceutical Industries, Ltd. (ADR)	967,500
35,000	Zoetis, Inc.	1,293,250
		8,319,010
Real Estate Investment Trusts (REITs) — 11.0%
12,000	Alexandria Real Estate Equities, Inc.	885,000
25,000	Home Properties, Inc.	1,456,000
36,000	Plum Creek Timber Co., Inc.	1,404,360
45,000	Potlatch Corp.	1,809,450
12,000	Ventas, Inc.	743,400
58,000	Weyerhaeuser Co.	1,847,880
		8,146,090
Road & Rail — 3.1%
8,000	Kansas City Southern	969,600
12,000	Union Pacific Corp.	1,301,040
		2,270,640
Semiconductor & Semiconductor Equipment — 3.0%
25,000	Altera Corp.	894,500
28,000	Microchip Technology, Inc.	1,322,440
		2,216,940
Software — 6.0%
16,000	Check Point Software Technologies, Ltd.*	1,107,840
45,000	Informatica Corp.*	1,540,800
15,000	Microsoft Corp.	695,400
28,000	Synopsys, Inc.*	1,111,460
		4,455,500
Specialty Retail — 1.4%
60,000	MarineMax, Inc.*	1,011,000
Technology Hardware, Storage & Peripherals — 1.2%
30,000	EMC Corp.	877,800
Thrifts & Mortgage Finance — 3.6%
50,000	Capitol Federal Financial, Inc.	591,000
130,000	OceanFirst Financial Corp.	2,068,300
		2,659,300
Total Common Stock (cost $61,057,933)		71,263,559
Repurchase Agreement — 3.7%
$2,700,000	ING Financial Markets LLC, 0.0100%, dated 9/30/14, maturing 10/1/14 to be repurchased at $2,700,001 collateralized by $2,663,766 in U.S. Treasuries 0.8750%-3.1250%, 11/30/16-9/30/21 with a value of $2,754,015 (cost $2,700,000)	2,700,000
Total Investments (total cost $63,757,933) – 100%		$ 73,963,559

Summary of Investments by Country – (Long Positions) September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$ 64,810,485	87.6%
Ireland	2,161,926	2.9
Israel	2,075,340	2.8
Switzerland	1,694,340	2.3
Germany	1,684,580	2.3
Norway	1,267,353	1.7
Canada	269,535	0.4
Total	$ 73,963,559	100.0%

††	Includes Cash Equivalents of 3.7%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

§ Schedule of Restricted and Illiquid Securities (as of September 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Perkins Select Value Fund
Lone Pine Resources Canada, Ltd.	2/4/14	$ 135,493	$ 134,042	0.2%
Lone Pine Resources, Inc.	2/4/14	135,493	135,493	0.2
		$ 270,986	$ 269,535	0.4%

The Fund has registration rights for certain restricted securities held as of September 30, 2014. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock
Food Products	$—	$1,267,353	$—
Machinery	—	1,684,580	—
Marine	—	2,161,926	—
Oil, Gas & Consumable Fuels	9,497,405	—	269,535
All Other	56,382,760	—	—

Repurchase Agreement	—	2,700,000	—

Total Assets	$65,880,165	$7,813,859	$269,535

Perkins Small Cap Value Fund

Schedule of Investments (unaudited)

As of September 30, 2014

Shares or Principal Amount		Value
Common Stock — 98.2%
Air Freight & Logistics — 0.9%
1,403,065	UTi Worldwide, Inc. (U.S. Shares)	$ 14,914,581
Capital Markets — 1.6%
185,663	Artisan Partners Asset Management, Inc. - Class A	9,663,759
372,217	Evercore Partners, Inc. - Class A	17,494,199
205,338	Fortress Investment Group LLC - Class A	1,412,726
		28,570,684
Commercial Banks — 16.2%
507,674	Bank of Hawaii Corp.	28,840,960
1,229,124	BankUnited, Inc.	37,475,991
1,629,197	BBCN Bancorp, Inc.	23,769,984
446,825	BOK Financial Corp.	29,704,926
84,477	City National Corp.	6,392,375
1,542,106	Columbia Banking System, Inc.	38,259,650
734,044	First Interstate BancSystem, Inc.	19,503,549
3,337,234	Investors Bancorp, Inc.	33,806,180
609,250	Prosperity Bancshares, Inc.	34,830,822
305,583	Sterling Bancorp	3,908,406
826,519	United Community Banks, Inc.	13,604,503
528,915	Zions Bancorporation	15,370,270
		285,467,616
Commercial Services & Supplies — 1.9%
673,143	Tetra Tech, Inc.	16,815,112
179,194	UniFirst Corp.	17,308,349
		34,123,461
Construction & Engineering — 1.4%
347,718	EMCOR Group, Inc.	13,894,811
357,471	Granite Construction, Inc.	11,371,153
		25,265,964
Consumer Finance — 0.9%
355,405	Nelnet, Inc. - Class A	15,314,401
Containers & Packaging — 3.5%
274,506	AptarGroup, Inc.	16,662,514
277,938	Silgan Holdings, Inc.	13,063,086
805,821	Sonoco Products Co.	31,660,707
		61,386,307
Electric Utilities — 0.6%
225,399	NRG Yield, Inc. - Class A	10,605,023
Electrical Equipment — 1.8%
512,375	Babcock & Wilcox Co.	14,187,664
268,468	Regal-Beloit Corp.	17,249,069
		31,436,733
Electronic Equipment, Instruments & Components — 1.7%
198,462	IPG Photonics Corp.	13,650,216
289,633	Tech Data Corp.*	17,047,799
		30,698,015
Energy Equipment & Services — 1.3%
679,920	Frank's International NV	12,714,504
244,686	Tidewater, Inc.	9,550,094
		22,264,598
Food & Staples Retailing — 3.5%
869,735	Casey's General Stores, Inc.	62,359,999
Food Products — 2.7%
1,059,771	Flowers Foods, Inc.	19,457,396
305,776	J&J Snack Foods Corp.	28,608,402
		48,065,798
Gas Utilities — 1.0%
352,092	Southwest Gas Corp.	17,104,629
Health Care Equipment & Supplies — 3.7%
143,121	Haemonetics Corp.*	4,997,785
482,702	Hill-Rom Holdings, Inc.	19,998,344
441,483	Meridian Bioscience, Inc.	7,809,834
610,065	STERIS Corp.	32,919,108
		65,725,071
Health Care Providers & Services — 4.2%
1,763,052	Owens & Minor, Inc.	57,722,323
503,484	Premier, Inc. - Class A	16,544,484
		74,266,807
Health Care Technology — 1.2%
738,948	Omnicell, Inc.*	20,195,449
Household Durables — 0.6%
304,680	Leggett & Platt, Inc.	10,639,426
Information Technology Services — 3.2%
261,432	Blackhawk Network Holdings, Inc. - Class B*	8,444,254
597,100	Jack Henry & Associates, Inc.	33,234,586
455,536	Total System Services, Inc.	14,103,394
		55,782,234
Insurance — 2.2%
296,679	Hanover Insurance Group, Inc.	18,222,024
76,195	RenaissanceRe Holdings, Ltd.	7,618,738
214,661	StanCorp Financial Group, Inc.	13,562,282
		39,403,044
Life Sciences Tools & Services — 3.1%
918,180	Bruker Corp.*	17,000,103
187,059	Covance, Inc.*	14,721,543
399,924	ICON PLC*	22,887,650
		54,609,296
Machinery — 7.0%
571,841	Astec Industries, Inc.	20,855,041
408,244	Briggs & Stratton Corp.	7,356,557
756,186	CLARCOR, Inc.	47,700,213
256,779	Kennametal, Inc.	10,607,541
433,836	Lincoln Electric Holdings, Inc.	29,993,252
48,765	Valmont Industries, Inc.	6,579,861
		123,092,465
Marine — 2.7%
401,608	Kirby Corp.*	47,329,503
Media — 0.8%
211,339	Morningstar, Inc.	14,349,918
Multiline Retail — 1.2%
193,232	Dillard's, Inc. - Class A	21,058,423
Oil, Gas & Consumable Fuels — 7.1%
59,309	Cone Midstream Partners LP*	1,666,583
140,424	Newfield Exploration Co.*	5,205,518
931,327	Plains All American Pipeline LP	54,817,907
1,175,666	QEP Midstream Partners LP	27,851,527
281,450	QEP Resources, Inc.	8,663,031
364,895	Western Gas Partners LP	27,367,125
		125,571,691
Paper & Forest Products — 1.3%
1,049,727	PH Glatfelter Co.	23,041,508
Pharmaceuticals — 1.0%
747,895	Phibro Animal Health Corp. - Class A	16,760,327
Real Estate Investment Trusts (REITs) — 8.0%
635,403	BioMed Realty Trust, Inc.	12,835,141
525,404	Healthcare Realty Trust, Inc.	12,441,567
630,087	Home Properties, Inc.	36,696,267
1,286,483	Potlatch Corp.	51,729,481
370,087	Sovran Self Storage, Inc.	27,519,669
		141,222,125
Road & Rail — 1.5%
485,741	Heartland Express, Inc.	11,638,354
711,223	Swift Transportation Co.*	14,921,459
		26,559,813
Semiconductor & Semiconductor Equipment — 1.0%
925,462	Teradyne, Inc.	17,944,708
Software — 5.7%
454,336	Cadence Design Systems, Inc.*	7,819,123
89,529	FactSet Research Systems, Inc.	10,880,459
726,483	Informatica Corp.*	24,874,778
146,841	NetScout Systems, Inc.*	6,725,318
449,608	NICE Systems, Ltd. (ADR)	18,339,510
804,263	Synopsys, Inc.*	31,925,220
		100,564,408
Specialty Retail — 1.0%
614,681	Sally Beauty Holdings, Inc.*	16,823,819
Textiles, Apparel & Luxury Goods — 0.9%
55,693	Fossil Group, Inc.*	5,229,573
352,340	Steven Madden, Ltd.*	11,355,918
		16,585,491
Thrifts & Mortgage Finance — 1.8%
1,819,546	Capitol Federal Financial, Inc.	21,507,034
476,908	Washington Federal, Inc.	9,709,847
		31,216,881
Total Common Stock (cost $1,454,432,128)		1,730,320,216
Repurchase Agreement — 1.8%
$ 32,300,000	ING Financial Markets, LLC, 0.0100%, dated 9/30/14, maturing 10/1/14 to be repurchased at $32,300,009 collateralized by $31,866,534 in U.S. Treasuries 0.8750%-3.1250%, 11/30/16-9/30/21 with a value of $32,946,180 (cost $32,300,000)	32,300,000
Total Investments (total cost $1,486,732,128) – 100%		$ 1,762,620,216

Summary of Investments by Country – (Long Positions)
September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$ 1,721,393,056	97.7%
Ireland	22,887,650	1.3
Israel	18,339,510	1.0
Total	$ 1,762,620,216	100.0%

††	Includes Cash Equivalents of 1.8%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stock	$1,730,320,216	$—	$—

Repurchase Agreement	—	32,300,000	—

Total Assets	$1,730,320,216	$32,300,000	$—

Perkins Value Plus Income Fund

Schedule of Investments (unaudited)

As of September 30, 2014

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.7%
$ 69,000	AmeriCredit Automobile Receivables Trust 2012-4 2.6800%, 10/9/18	$ 69,814
25,000	AmeriCredit Automobile Receivables Trust 2013-4 3.3100%, 10/8/19	25,527
149,558	CKE Restaurant Holdings, Inc. 4.4740%, 3/20/43 (144A)	150,944
35,176	COMM 2007-C9 Mortgage Trust 5.6500%, 12/10/49	37,718
168,000	Commercial Mortgage Trust 2007-GG11 5.8670%, 12/10/49‡	183,420
80,641	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20 (144A),§	69,710
100,000	GS Mortgage Securities Corp. II 3.5495%, 12/10/27 (144A),‡	93,982
78,000	LB-UBS Commercial Mortgage Trust 2007-C2 5.4930%, 2/15/40‡	82,928
27,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	27,401
28,000	Santander Drive Auto Receivables Trust 2012-5 3.3000%, 9/17/18	28,892
35,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.5910%, 4/15/47‡	38,034
23,638	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 5.9413%, 2/15/51‡	24,669
25,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 2.9036%, 1/15/27 (144A),‡	25,000
25,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 2.4036%, 2/15/27 (144A),‡	25,000
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $886,464)		883,039
Bank Loans and Mezzanine Loans — 1.3%
Basic Industry — 0.1%
64,513	FMG Resources August 2006 Pty, Ltd. 3.7500%, 6/30/19‡	63,091
Communications — 0.1%
74,691	Tribune Media Co. 4.0000%, 12/27/20‡	73,641
Consumer Cyclical — 0.2%
96,285	MGM Resorts International 3.5000%, 12/20/19‡	94,480
Consumer Non-Cyclical — 0.3%
17,865	CHS/Community Health Systems, Inc. 4.2500%, 1/27/21‡	17,800
73,630	IMS Health, Inc. 3.5000%, 3/17/21‡	72,065
47,985	Quintiles Transnational Corp. 3.7500%, 6/8/18‡	47,206
		137,071
Technology — 0.6%
318,000	Avago Technologies Cayman, Ltd. 3.7500%, 5/6/21‡	314,861
Total Bank Loans and Mezzanine Loans (cost $692,190)		683,144
Common Stock — 55.0%
Aerospace & Defense — 0.5%
2,300	United Technologies Corp.†	242,880
Beverages — 0.4%
2,400	PepsiCo, Inc.†	223,416
Capital Markets — 1.2%
5,200	Artisan Partners Asset Management, Inc. - Class A	270,660
4,100	T Rowe Price Group, Inc.	321,440
		592,100
Commercial Banks — 4.5%
3,400	BB&T Corp.	126,514
3,100	BOK Financial Corp.	206,088
5,000	Fifth Third Bancorp	100,100
10,900	JPMorgan Chase & Co.	656,616
2,200	M&T Bank Corp.	271,238
1,700	PNC Financial Services Group, Inc.	145,486
14,800	Wells Fargo & Co.	767,676
		2,273,718
Commercial Services & Supplies — 1.6%
59,300	G4S PLC	240,424
11,200	Republic Services, Inc.†	437,024
3,300	Tyco International, Ltd. (U.S. Shares)	147,081
		824,529
Communications Equipment — 0.6%
5,900	Cisco Systems, Inc.	148,503
1,900	QUALCOMM, Inc.	142,063
		290,566
Diversified Telecommunication Services — 1.1%
6,700	Telenor ASA	147,074
8,200	Verizon Communications, Inc.	409,918
		556,992
Electric Utilities — 1.9%
6,700	Hawaiian Electric Industries, Inc.	177,885
4,200	NRG Yield, Inc. - Class A†	197,610
17,500	PPL Corp.	574,700
		950,195
Energy Equipment & Services — 2.1%
3,900	Ensco PLC - Class A	161,109
12,000	Frank's International NV	224,400
5,200	Oceaneering International, Inc.	338,884
3,200	Schlumberger, Ltd. (U.S. Shares)†	325,408
		1,049,801
Food & Staples Retailing — 2.7%
5,600	Casey's General Stores, Inc.	401,520
12,600	Sysco Corp.†	478,170
83,900	Tesco PLC	250,949
6,600	Weis Markets, Inc.	257,598
		1,388,237
Food Products — 2.2%
1,800	Danone SA	120,154
5,000	Flowers Foods, Inc.	91,800
2,400	JM Smucker Co.	237,576
2,700	McCormick & Co., Inc.	180,630
2,200	Nestle SA	161,403
35,600	Orkla ASA	322,270
		1,113,833
Health Care Equipment & Supplies — 2.6%
3,700	Baxter International, Inc.	265,549
1,900	Covidien PLC (U.S. Shares)	164,369
4,900	Medtronic, Inc.	303,555
16,500	Meridian Bioscience, Inc.	291,885
3,800	Stryker Corp.†	306,850
		1,332,208
Health Care Providers & Services — 2.1%
7,500	Landauer, Inc.	247,575
4,700	Owens & Minor, Inc.	153,878
10,200	Patterson Cos., Inc.	422,586
4,400	Quest Diagnostics, Inc.	266,992
		1,091,031
Hotels, Restaurants & Leisure — 1.0%
3,000	Darden Restaurants, Inc.	154,380
3,800	McDonald's Corp.†	360,278
		514,658
Household Durables — 0.7%
3,700	Leggett & Platt, Inc.	129,204
8,500	MDC Holdings, Inc.	215,220
		344,424
Household Products — 0.7%
4,000	Procter & Gamble Co.	334,960
Information Technology Services — 0.6%
3,700	Accenture PLC - Class A (U.S. Shares)†	300,884
Insurance — 1.8%
2,800	Allstate Corp.	171,836
5,600	Arthur J Gallagher & Co.	254,016
2,100	Chubb Corp.†	191,268
5,400	Marsh & McLennan Cos., Inc.†	282,636
		899,756
Leisure Products — 0.6%
9,500	Mattel, Inc.	291,175
Marine — 0.5%
74,100	Irish Continental Group PLC	258,385
Media — 1.2%
6,500	Comcast Corp. - Class A†	349,570
2,400	Omnicom Group, Inc.	165,264
12,800	UBM PLC	120,494
		635,328
Multi-Utilities — 0.6%
5,900	Alliant Energy Corp.	326,919
Multiline Retail — 0.5%
3,900	Target Corp.	244,452
Oil, Gas & Consumable Fuels — 2.9%
4,000	Anadarko Petroleum Corp.†	405,760
3,000	BP PLC (ADR)	131,850
2,100	Chevron Corp.	250,572
2,600	Occidental Petroleum Corp.	249,990
13,900	Plains GP Holdings LP - Class A	426,035
		1,464,207
Paper & Forest Products — 0.6%
14,300	PH Glatfelter Co.	313,885
Pharmaceuticals — 5.8%
8,000	AbbVie, Inc.†	462,080
2,900	Johnson & Johnson†	309,111
4,400	Novartis AG (ADR)	414,172
23,200	Pfizer, Inc.	686,024
14,800	Phibro Animal Health Corp. - Class A	331,668
8,900	Teva Pharmaceutical Industries, Ltd. (ADR)†	478,375
7,600	Zoetis, Inc.	280,820
		2,962,250
Real Estate Investment Trusts (REITs) — 1.8%
3,200	Home Properties, Inc.	186,368
3,500	Plum Creek Timber Co., Inc.	136,535
6,800	Potlatch Corp.	273,428
10,000	Weyerhaeuser Co.	318,600
		914,931
Road & Rail — 2.2%
2,600	Canadian Pacific Railway, Ltd. (U.S. Shares)	539,422
2,700	Kansas City Southern†	327,240
2,200	Union Pacific Corp.	238,524
		1,105,186
Semiconductor & Semiconductor Equipment — 2.0%
8,100	Altera Corp.	289,818
4,100	Analog Devices, Inc.	202,909
3,300	Microchip Technology, Inc.	155,859
5,600	MKS Instruments, Inc.	186,928
3,800	Xilinx, Inc.	160,930
		996,444
Software — 2.3%
9,900	CA, Inc.	276,606
6,100	Microsoft Corp.	282,796
16,500	Oracle Corp.	631,620
		1,191,022
Technology Hardware, Storage & Peripherals — 1.5%
3,400	Apple, Inc.†	342,550
9,200	EMC Corp.†	269,192
3,100	NetApp, Inc.	133,176
		744,918
Textiles, Apparel & Luxury Goods — 1.1%
4,000	Coach, Inc.	142,440
2,600	Ralph Lauren Corp.†	428,298
		570,738
Tobacco — 1.0%
4,800	Altria Group, Inc.	220,512
8,200	Swedish Match AB	264,862
		485,374
Transportation Infrastructure — 0.6%
29,700	BBA Aviation PLC	156,370
6,700	Hamburger Hafen und Logistik AG	159,468
		315,838
Wireless Telecommunication Services — 1.5%
223,900	America Movil SAB de CV - Series L	282,767
8,900	Rogers Communications, Inc. - Class B	333,174
4,300	Vodafone Group PLC (ADR)	141,427
		757,368
Total Common Stock (cost $24,647,796)		27,902,608
Corporate Bonds — 21.6%
Banking — 4.1%
$ 103,000	Abbey National Treasury Services PLC 4.0000%, 3/13/24	104,393
67,000	American Express Co. 6.8000%, 9/1/66‡	71,523
103,000	Bank of America Corp. 2.6500%, 4/1/19	102,684
74,000	Bank of America Corp. 4.2000%, 8/26/24	73,360
80,000	Bank of America Corp. 8.0000%µ	86,250
96,000	Citigroup, Inc. 5.9000%, 12/29/49	93,360
28,000	Credit Suisse, New York 5.4000%, 1/14/20	31,232
70,000	Goldman Sachs Capital I 6.3450%, 2/15/34	79,573
34,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	36,924
68,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	68,706
80,000	Goldman Sachs Group, Inc. 5.7000%µ	81,160
17,000	JPMorgan Chase & Co. 7.9000%µ	18,403
143,000	Morgan Stanley 2.3750%, 7/23/19	140,739
70,000	Morgan Stanley 5.0000%, 11/24/25	73,207
112,000	Morgan Stanley 4.3500%, 9/8/26	110,076
15,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	15,222
53,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23	55,962
155,000	Royal Bank of Scotland Group PLC 6.0000%, 12/19/23	162,493
245,000	Royal Bank of Scotland Group PLC 5.1250%, 5/28/24	240,727
56,000	SVB Financial Group 5.3750%, 9/15/20	62,644
61,000	Synchrony Financial 3.0000%, 8/15/19	61,167
157,000	Synchrony Financial 4.2500%, 8/15/24	157,020
139,000	Zions Bancorporation 5.8000%µ	132,745
		2,059,570
Basic Industry — 0.9%
25,000	Alcoa, Inc. 5.1250%, 10/1/24	25,032
49,000	Ashland, Inc. 3.8750%, 4/15/18	49,123
40,000	Ashland, Inc. 6.8750%, 5/15/43	41,700
65,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	67,194
24,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	26,283
103,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	116,905
35,000	Reliance Steel & Aluminum Co. 4.5000%, 4/15/23	35,981
24,000	Steel Dynamics, Inc. 5.1250%, 10/1/21 (144A)	24,360
11,000	Steel Dynamics, Inc. 5.5000%, 10/1/24 (144A)	11,055
37,000	WR Grace & Co. 5.1250%, 10/1/21 (144A)	37,601
21,000	WR Grace & Co. 5.6250%, 10/1/24 (144A)	21,525
		456,759
Brokerage — 1.9%
65,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	70,850
53,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	54,393
45,000	Charles Schwab Corp. 7.0000%µ	52,453
45,000	E*TRADE Financial Corp. 6.7500%, 6/1/16	47,362
38,000	E*TRADE Financial Corp. 6.0000%, 11/15/17	39,140
92,000	E*TRADE Financial Corp. 6.3750%, 11/15/19	96,600
13,000	Lazard Group LLC 6.8500%, 6/15/17	14,647
60,000	Lazard Group LLC 4.2500%, 11/14/20	62,725
133,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	138,320
88,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	93,500
215,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	242,234
62,000	Stifel Financial Corp. 4.2500%, 7/18/24	62,354
		974,578
Capital Goods — 0.4%
53,000	CNH Industrial Capital LLC 3.6250%, 4/15/18	51,808
61,000	Exelis, Inc. 4.2500%, 10/1/16	64,183
28,000	Exelis, Inc. 5.5500%, 10/1/21	29,803
60,000	Martin Marietta Materials, Inc. 4.2500%, 7/2/24 (144A)	60,853
		206,647
Communications — 0.5%
40,000	Nielsen Finance LLC / Nielsen Finance Co. 4.5000%, 10/1/20	38,700
36,000	Nielsen Finance LLC / Nielsen Finance Co. 5.0000%, 4/15/22 (144A)	35,190
50,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	50,704
58,000	UBM PLC 5.7500%, 11/3/20 (144A)	62,711
33,000	Verizon Communications, Inc. 5.1500%, 9/15/23	36,543
60,000	Viacom, Inc. 4.3750%, 3/15/43	55,243
		279,091
Consumer Cyclical — 2.1%
144,000	Brinker International, Inc. 3.8750%, 5/15/23	141,378
31,000	DR Horton, Inc. 4.7500%, 5/15/17	32,162
63,000	DR Horton, Inc. 3.7500%, 3/1/19	61,267
133,000	General Motors Co. 3.5000%, 10/2/18	135,161
308,000	General Motors Co. 4.8750%, 10/2/23	325,710
55,000	General Motors Co. 6.2500%, 10/2/43	64,350
72,000	MDC Holdings, Inc. 5.5000%, 1/15/24	70,927
35,000	MGM Resorts International 8.6250%, 2/1/19	39,466
50,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	59,459
14,000	Tiffany & Co. 3.8000%, 10/1/24 (144A)	13,991
24,000	Tiffany & Co. 4.9000%, 10/1/44 (144A)	23,965
28,000	Toll Brothers Finance Corp. 4.0000%, 12/31/18	27,965
15,000	Toll Brothers Finance Corp. 4.3750%, 4/15/23	14,288
46,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	43,585
		1,053,674
Consumer Non-Cyclical — 0.9%
117,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	124,020
59,000	Safeway, Inc. 4.7500%, 12/1/21	59,503
23,000	Smithfield Foods, Inc. 5.2500%, 8/1/18 (144A)	23,057
23,000	Sysco Corp. 3.0000%, 10/2/21	23,043
29,000	Sysco Corp. 3.5000%, 10/2/24	29,080
54,000	Sysco Corp. 4.5000%, 10/2/44	54,395
24,000	Tyson Foods, Inc. 6.6000%, 4/1/16	25,968
103,000	Wm Wrigley Jr Co. 3.3750%, 10/21/20 (144A)	104,534
		443,600
Electric — 0.4%
51,000	CMS Energy Corp. 4.2500%, 9/30/15	52,696
45,000	IPALCO Enterprises, Inc. 5.0000%, 5/1/18	47,419
46,000	PPL WEM Holdings, Ltd. 3.9000%, 5/1/16 (144A)	47,875
62,000	PPL WEM Holdings, Ltd. 5.3750%, 5/1/21 (144A)	69,597
		217,587
Energy — 4.6%
82,000	Anadarko Petroleum Corp. 3.4500%, 7/15/24	80,539
63,000	Anadarko Petroleum Corp. 4.5000%, 7/15/44	60,701
200,000	California Resources Corp. 5.5000%, 9/15/21 (144A)	203,000
175,000	California Resources Corp. 6.0000%, 11/15/24 (144A)	179,812
125,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	127,969
228,000	Chesapeake Energy Corp. 4.8750%, 4/15/22	229,140
150,000	Cimarex Energy Co. 5.8750%, 5/1/22	161,250
97,000	Cimarex Energy Co. 4.3750%, 6/1/24	97,728
15,000	Continental Resources, Inc. 7.1250%, 4/1/21	16,631
160,000	Continental Resources, Inc. 5.0000%, 9/15/22	168,800
65,000	Continental Resources, Inc. 3.8000%, 6/1/24	63,669
65,000	DCP Midstream Operating LP 4.9500%, 4/1/22	70,729
43,000	DCP Midstream Operating LP 3.8750%, 3/15/23	43,052
36,000	DCP Midstream Operating LP 5.6000%, 4/1/44	39,585
43,000	El Paso Pipeline Partners Operating Co. LLC 4.3000%, 5/1/24	42,718
44,000	Energy Transfer Partners LP 4.1500%, 10/1/20	45,690
89,000	EnLink Midstream Partners LP 4.4000%, 4/1/24	92,375
64,000	EnLink Midstream Partners LP 5.6000%, 4/1/44	70,010
22,000	Ensco PLC 4.5000%, 10/1/24	22,074
23,000	Ensco PLC 5.7500%, 10/1/44	23,316
20,000	Frontier Oil Corp. 6.8750%, 11/15/18	20,775
56,000	Kinder Morgan Energy Partners LP 5.0000%, 3/1/43	51,776
90,000	Kinder Morgan, Inc. 7.0000%, 6/15/17	99,225
5,000	Kinder Morgan, Inc. 6.5000%, 9/15/20	5,625
45,000	Kinder Morgan, Inc. 7.7500%, 1/15/32	55,238
67,000	NGL Energy Partners LP / NGL Energy Finance Corp. 5.1250%, 7/15/19 (144A)	65,660
98,000	Spectra Energy Partners LP 4.7500%, 3/15/24	105,112
99,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	101,723
		2,343,922
Finance Companies — 1.3%
97,000	CIT Group, Inc. 4.2500%, 8/15/17	97,970
29,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	31,103
129,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	134,966
44,000	CIT Group, Inc. 3.8750%, 2/19/19	43,230
70,000	CIT Group, Inc. 5.0000%, 8/1/23	69,475
33,000	GE Capital Trust I 6.3750%, 11/15/67‡	35,640
100,000	General Electric Capital Corp. 6.2500%µ	107,750
100,000	General Electric Capital Corp. 7.1250%µ	115,750
		635,884
Financial — 0.6%
102,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	104,193
200,000	LeasePlan Corp. NV 2.5000%, 5/16/18 (144A)	200,605
		304,798
Industrial — 0.2%
23,000	CBRE Services, Inc. 6.6250%, 10/15/20	24,182
31,000	Cintas Corp. No 2 2.8500%, 6/1/16	31,918
34,000	Cintas Corp. No 2 4.3000%, 6/1/21	36,868
		92,968
Insurance — 0.4%
152,000	Primerica, Inc. 4.7500%, 7/15/22	164,756
63,000	Voya Financial, Inc. 5.6500%, 5/15/53‡	63,315
		228,071
Real Estate Investment Trusts (REITs) — 1.1%
63,000	Alexandria Real Estate Equities, Inc. 2.7500%, 1/15/20	62,423
120,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	125,974
145,000	Kennedy-Wilson, Inc. 8.7500%, 4/1/19	154,062
37,000	Post Apartment Homes LP 4.7500%, 10/15/17	40,184
18,000	Retail Opportunity Investments Partnership LP 5.0000%, 12/15/23	19,165
27,000	Senior Housing Properties Trust 6.7500%, 12/15/21	31,156
130,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	140,080
		573,044
Technology — 1.6%
37,000	Amphenol Corp. 3.1250%, 9/15/21	36,915
57,000	Autodesk, Inc. 3.6000%, 12/15/22	56,210
14,000	Fidelity National Information Services, Inc. 5.0000%, 3/15/22	14,753
50,000	Fidelity National Information Services, Inc. 3.8750%, 6/5/24	49,947
117,000	Motorola Solutions, Inc. 4.0000%, 9/1/24	114,206
15,000	Seagate HDD Cayman 4.7500%, 6/1/23	15,113
215,000	Seagate HDD Cayman 4.7500%, 1/1/25 (144A)	213,925
49,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	52,827
214,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	240,979
		794,875
Transportation — 0.3%
7,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	7,129
13,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	13,264
52,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	53,470
53,000	Southwest Airlines Co. 5.1250%, 3/1/17	57,205
		131,068
Utility — 0.3%
41,000	American Water Capital Corp. 3.4000%, 3/1/25	40,828
103,000	American Water Capital Corp. 4.3000%, 12/1/42	102,260
		143,088
Total Corporate Bonds (cost $10,708,762)		10,939,224
Mortgage-Backed Securities — 8.1%
Fannie Mae Pool:
14,455	5.5000%, 1/1/25	15,894
47,929	5.0000%, 9/1/29	53,091
16,127	5.0000%, 1/1/30	17,848
9,345	5.5000%, 1/1/33	10,499
44,106	6.0000%, 12/1/35	50,173
6,829	6.0000%, 2/1/37	7,906
56,491	6.0000%, 9/1/37	61,903
42,720	6.0000%, 10/1/38	49,849
13,653	7.0000%, 2/1/39	14,759
54,392	5.5000%, 3/1/40	61,649
155,564	5.5000%, 4/1/40	174,409
12,869	4.5000%, 10/1/40	14,035
129,688	5.0000%, 2/1/41	143,734
29,211	5.5000%, 2/1/41	33,109
24,213	4.5000%, 4/1/41	26,216
26,520	5.0000%, 4/1/41	29,380
38,516	4.5000%, 5/1/41	41,719
22,185	5.0000%, 5/1/41	24,583
57,634	5.0000%, 7/1/41	63,879
26,240	5.0000%, 10/1/41	29,019
68,964	4.0000%, 6/1/42	72,907
28,894	4.0000%, 8/1/42	30,546
35,268	4.0000%, 9/1/42	37,285
54,049	4.0000%, 11/1/42	57,140
71,366	4.5000%, 11/1/42	77,213
28,739	4.0000%, 9/1/43	30,381
93,591	4.0000%, 9/1/43	98,939
71,829	3.5000%, 1/1/44	73,870
153,598	3.5000%, 1/1/44	157,962
73,506	4.0000%, 2/1/44	77,707
77,598	3.5000%, 4/1/44	79,683
35,804	4.0000%, 8/1/44	38,028
176,170	4.0000%, 8/1/44	187,746
53,418	4.0000%, 9/1/44	56,429
Freddie Mac Gold Pool:
11,648	5.0000%, 1/1/19	12,300
8,390	5.0000%, 2/1/19	8,941
10,730	5.5000%, 8/1/19	11,374
19,300	5.0000%, 6/1/20	20,650
38,291	5.5000%, 12/1/28	42,792
33,675	3.5000%, 2/1/29	35,374
31,330	5.5000%, 10/1/36	35,335
155,213	6.0000%, 4/1/40	179,370
36,015	4.5000%, 1/1/41	39,226
75,111	5.0000%, 5/1/41	83,598
407,956	4.5000%, 9/1/44	446,395
Ginnie Mae I Pool:
47,141	5.1000%, 1/15/32	53,460
55,837	4.9000%, 10/15/34	61,144
7,679	5.5000%, 9/15/35	8,744
125,942	5.5000%, 8/15/39	144,711
26,195	5.0000%, 10/15/39	28,990
41,808	5.0000%, 11/15/39	46,222
12,720	5.0000%, 1/15/40	14,054
9,631	5.0000%, 4/15/40	10,650
14,792	5.0000%, 5/15/40	16,406
5,684	5.0000%, 7/15/40	6,284
43,948	5.0000%, 7/15/40	48,595
44,303	5.0000%, 2/15/41	49,235
17,661	5.0000%, 5/15/41	19,950
11,536	4.5000%, 7/15/41	12,604
49,206	4.5000%, 7/15/41	53,553
108,362	4.5000%, 8/15/41	119,999
13,956	5.0000%, 9/15/41	15,574
Ginnie Mae II Pool:
24,349	6.0000%, 11/20/34	27,954
28,040	5.5000%, 11/20/37	31,336
14,269	6.0000%, 1/20/39	16,077
6,082	5.5000%, 9/20/41	6,838
60,245	4.5000%, 10/20/41	65,603
5,587	6.0000%, 10/20/41	6,391
15,885	6.0000%, 12/20/41	18,108
16,705	6.0000%, 1/20/42	19,083
17,423	6.0000%, 2/20/42	19,906
10,362	6.0000%, 3/20/42	11,834
29,764	6.0000%, 4/20/42	34,014
20,662	3.5000%, 5/20/42	21,487
21,102	6.0000%, 5/20/42	23,724
59,546	5.5000%, 7/20/42	66,760
14,901	6.0000%, 7/20/42	17,012
16,022	6.0000%, 8/20/42	18,308
19,758	6.0000%, 9/20/42	22,584
14,123	6.0000%, 11/20/42	16,082
18,966	6.0000%, 2/20/43	21,667
Total Mortgage-Backed Securities (cost $4,066,285)		4,089,788
Preferred Stock — 1.0%
Capital Markets — 0.3%
1,925	Morgan Stanley, 6.8750%	50,300
2,675	Morgan Stanley, 7.1250%	71,984
1,200	State Street Corp., 5.9000%	30,780
		153,064
Commercial Banks — 0.3%
4,600	Wells Fargo & Co., 6.6250%	127,190
Construction & Engineering — 0.1%
1,950	Citigroup Capital XIII, 7.8750%	52,494
Consumer Finance — 0.3%
80	Ally Financial, Inc., 7.0000% (144A)	80,075
2,850	Discover Financial Services, 6.5000%	71,849
		151,924
Total Preferred Stock (cost $465,582)		484,672
U.S. Treasury Notes/Bonds — 9.6%
$ 183,000	0.2500%, 2/29/16	182,850
237,000	0.3750%, 4/30/16	236,907
2,207,000	0.3750%, 5/31/16†	2,204,758
425,000	1.3750%, 7/31/18	423,274
192,000	1.5000%, 8/31/18†	191,910
104,000	1.3750%, 9/30/18	103,350
33,000	1.6250%, 7/31/19	32,794
646,000	2.7500%, 11/15/23	662,150
10,000	2.5000%, 5/15/24	10,006
9,000	2.3750%, 8/15/24	8,896
332,000	3.7500%, 11/15/43	366,963
102,000	3.6250%, 2/15/44	110,224
253,000	3.3750%, 5/15/44	261,222
59,000	3.1250%, 8/15/44	58,060
Total U.S. Treasury Notes/Bonds (cost $4,775,006)		4,853,364
Money Market — 1.7%
881,000	Janus Cash Liquidity Fund LLC, 0.0682%∞,£ (cost $881,000)	881,000
Total Investments (total cost $47,123,085) – 100%		$ 50,716,839

Summary of Investments by Country – (Long Positions) September 30, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$ 44,744,159	88.2%
United Kingdom	1,683,022	3.3
Canada	872,596	1.7
Switzerland	606,807	1.2
Israel	478,375	1.0
Norway	469,344	0.9
Singapore	314,861	0.6
Germany	283,488	0.6
Mexico	282,767	0.6
Sweden	264,862	0.5
Ireland	258,385	0.5
Netherlands	200,605	0.4
Australia	137,414	0.3
France	120,154	0.2
Total	$ 50,716,839	100.0%

††	Includes Cash Equivalents of 1.7%.

Schedule of Forward Currency Contracts, Open September 30, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
British Pound 10/23/14	135,000	$ 218,777	$ 2,117
Canadian Dollar 10/23/14	725,000	647,064	2,629
Euro 10/23/14	120,000	151,571	2,874
Israeli Shekel 10/23/14	1,300,000	353,116	(189)
Mexican Peso 10/23/14	2,850,000	211,905	(547)
Norwegian Krone 10/23/14	2,250,000	350,046	(1,615)
Swedish Krona 10/23/14	1,440,000	199,608	(1,290)
Swiss Franc 10/23/14	400,000	419,160	1,351
		2,551,247	5,330
HSBC Securities (USA), Inc.:
British Pound 10/9/14	359,000	581,864	12,782
Euro 10/9/14	200,000	252,592	12,262
		834,456	25,044
Total		$ 3,385,703	$ 30,374

Schedule of Exchange-Traded Written Options – Calls September 30, 2014
Description	Value
AbbVie, Inc. expires October 2014 10 contracts exercise price $62.50	$ (93)
Accenture PLC - Class A (U.S. Shares) expires October 2014 7 contracts exercise price $85.00	(66)
Anadarko Petroleum Corp. expires October 2014 5 contracts exercise price $130.00	(23)
Apple, Inc. expires October 2014 6 contracts exercise price $111.43	(21)
Chubb Corp. expires October 2014 6 contracts exercise price $95.00	(64)
Comcast Corp. - Class A expires October 2014 10 contracts exercise price $60.00	(7)
EMC Corp. expires October 2014 19 contracts exercise price $31.00	(260)
Johnson & Johnson expires October 2014 5 contracts exercise price $110.00	(65)
Kansas City Southern expires October 2014 5 contracts exercise price $125.00	(632)
Marsh & McLennan Cos., Inc., expires October 2014, 11 contracts expiration price $55.00	(29)
McDonald's Corp. expires October 2014 6 contracts exercise price $97.50	(242)
NRG Yield, Inc. - Class A expires October 2014 11 contracts exercise price $55.00	(14)
PepsiCo, Inc. expires October 2014 6 contracts exercise price $97.50	(42)
Ralph Lauren Corp. expires October 2014 3 contracts exercise price $185.00	(12)
Republic Services, Inc. expires October 2014 14 contracts exercise price $40.00	(89)
Schlumberger, Ltd. (U.S. Shares) expires October 2014 5 contracts exercise price $115.00	(31)
Stryker Corp. expires October 2014 7 contracts exercise price $90.00	(38)
Sysco Corp. expires October 2014 15 contracts exercise price $41.00	(151)
Teva Pharmaceutical Industries, Ltd. (ADR) expires October 2014 11 contracts exercise price $55.00	(435)
United Technologies Corp. expires October 2014 5 contracts exercise price $115.00	(9)
Total Exchange-Traded Written Options - Calls (premiums received $4,247)	$ (2,323)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Perkins Value Plus Income Fund	$ 2,655,675	5.2%

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2014, is noted below.

Fund	Aggregate Value
Perkins Value Plus Income Fund	$ 2,205,044

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of September 30, 2014.

µ	This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

§	Schedule of Restricted and Illiquid Securities (as of September 30, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Perkins Value Plus Income Fund
FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20	4/29/13	$ 68,450	$ 69,710	0.1%

The Fund has registration rights for certain restricted securities held as of September 30, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2014. Unless otherwise indicated, all information in the table is for the period ended September 30, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 9/30/14	Gain/(Loss)	Income	at 9/30/14
Perkins Value Plus Income Fund
Janus Cash Liquidity Fund LLC	787,285	6,234,211	(6,140,496)	881,000	$ -	$ 153	$ 881,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$883,039	$—

Bank Loans and Mezzanine Loans	—	683,144	—

Common Stock
Commercial Services & Supplies	584,105	240,424	—
Diversified Telecommunication Services	409,918	147,074	—
Food & Staples Retailing	1,137,288	250,949	—
Food Products	510,006	603,827	—
Marine	—	258,385	—
Media	514,834	120,494	—
Tobacco	220,512	264,862	—
Transportation Infrastructure	—	315,838	—
All Other	22,324,092	—	—

Corporate Bonds	—	10,939,224	—

Mortgage-Backed Securities	—	4,089,788	—

Preferred Stock	—	484,672	—

U.S. Treasury Notes/Bonds	—	4,853,364	—

Money Market	—	881,000	—

Total Investments in Securities	$25,700,755	$25,016,084	$—

Other Financial Instruments(a):
Forward Currency Contracts	$—	$34,015	$—

Total Assets	$25,700,755	$25,050,099	$—

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$—	$3,641	$—
Exchange-Traded Written Options, at Value	—	2,323	—

Total Liabilities	$—	$5,964	$—

(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for INTECH Global Dividend Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, INTECH U.S. Value Fund, Janus Diversified Alternatives Fund, Janus Flexible Bond Fund, Janus Global Allocation Fund – Conservative, Janus Global Allocation Fund – Growth, Janus Global Allocation Fund – Moderate, Janus Global Bond Fund, Janus Government Money Market Fund, Janus High-Yield Fund, Janus Money Market Fund, Janus Multi-Sector Income Fund, Janus Real Return Fund, Janus Short-Term Bond Fund, Janus Unconstrained Bond Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund (collectively, the “Funds” and individually, a “Fund”). Janus Global Allocation Fund – Conservative, Janus Global Allocation Fund – Growth, and Janus Global Allocation Fund – Moderate (the “Global Allocation Funds”) each operate as a “fund of funds,” meaning substantially all of the Global Allocation Funds’ assets will be invested in other Janus funds (the “underlying funds”). The Funds are part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Janus Diversified Alternatives Subsidiary, Ltd., a wholly-owned subsidiary of Janus Diversified Alternatives Fund organized under the laws of the Cayman Islands as an exempted company. The Trust offers forty-six funds which include multiple series of shares, with differing investment objectives and policies. Twenty-three funds are included in this report. Each Fund in this report is classified as diversified, as defined in the 1940 Act, with the exception of Janus Diversified Alternatives Fund which is classified as nondiversified.

Underlying Funds

Global Allocation Funds invest in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. Each Global Allocation Fund has a target allocation, which is how each Global Allocation Fund’s investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which each Global Allocation Fund’s asset class allocations generally will vary over short-term periods. Each Global Allocation Fund’s long-term expected average asset allocation is as follows: (1) 40% to equity investments, 55% to fixed-income securities and money market instruments, and 5% to alternative investments for Janus Global Allocation Fund – Conservative; (2) 75% to equity investments, 15% to fixed-income securities and money market instruments, and 10% to alternative investments, for Janus Global Allocation Fund – Growth; and (3) 55% to equity investments, 35% to fixed-income securities and money market instruments, and 10% to alternative investments for Janus Global Allocation Fund – Moderate. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the Global Allocation Funds’ and underlying funds’ prospectuses. The Trustees of the underlying funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to Fund shareholders.

Investment Valuation

Securities held by the Funds and/or underlying funds are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). Each Fund and/or underlying funds will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Certain short-term securities maturing within 60 days or less are valued on an amortized cost basis. Investments held by Janus Government Money Market Fund and Janus Money Market Fund (the “Money Market Funds”) are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. The Funds and/or underlying funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held as of September 30, 2014. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held as of September 30, 2014, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Investment in Subsidiary in Janus Diversified Alternatives Fund

To qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”),

90% of the Diversified Alternatives Fund’s income must be from certain qualified sources. Direct investment in many commodities-related investments generates income that is not from a qualifying source for purposes of meeting this 90% test. The Diversified Alternatives Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in the Janus Diversified Alternatives Subsidiary, Ltd., a wholly-owned subsidiary of the Fund (the “Subsidiary”), which is generally subject to the same investment policies and restrictions as the Diversified Alternatives Fund. The Subsidiary may invest without limitation in commodity index-linked swaps, commodity futures, commodity swaps, commodity-linked notes, and other commodity-linked derivative instruments. The Subsidiary may also invest in fixed-income securities and other investments which may serve as margin or collateral for the Subsidiary’s derivatives positions. The Diversified Alternatives Fund may invest 25% or less of its total assets in the Subsidiary. Income or net capital gains from the Diversified Alternatives Fund’s investment in the Subsidiary would be treated as ordinary income to the Diversified Alternatives Fund. Janus Capital is the adviser to the Subsidiary. The Subsidiary will not be subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of a foreign jurisdiction, which can be affected by developments in that jurisdiction.

By investing in the Subsidiary, the Diversified Alternatives Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Diversified Alternatives Fund. The Subsidiary is not registered under the 1940 Act, and is not subject to all of the provisions of the 1940 Act. The IRS has previously issued a number of private letter rulings to mutual funds (but not the Fund) in which it ruled that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. The IRS has suspended issuance of any further private letter rulings pending a review of its position. A change in the IRS’ position or changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Diversified Alternatives Fund and/or the Subsidiary to operate and could adversely affect the Diversified Alternatives Fund. In particular, unfavorable treatment of the income derived from the Diversified Alternatives Fund’s investment in the Subsidiary could jeopardize the Diversified Alternatives Fund’s status as a regulated investment company under the Code, which in turn may subject the Diversified Alternatives Fund to higher tax rates and/or penalties.

The Subsidiary was incorporated on December 28, 2012 as a wholly-owned subsidiary of Janus Diversified Alternatives Fund.

As of September 30, 2014, net assets of the Diversified Alternatives Fund’s investments were $80,506,743, of which $15,867,444, or approximately 20%, represented the Diversified Alternatives Fund’s ownership of the shares of the Subsidiary. The Diversified Alternatives Fund owns 1,476,041 shares of the subsidiary. The Diversified Alternatives Fund’s Consolidated Schedule of Investments includes the accounts of both the Fund and the Subsidiary.

Valuation Inputs Summary

In accordance with Financial Accounting Standards Board (“FASB”) standard guidance, the Funds utilize the "Fair Value Measurements” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

The Global Allocation Funds classify each of their investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities may be valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts. The Funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Funds since the beginning of the fiscal year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2014 to value the Funds’ investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedules of Investments.

The following table shows the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Funds recognize transfers between the levels as of the beginning of the fiscal year.

Fund	Transfers Out of Level 1 to Level 2
INTECH Global Dividend Fund	$ 13,823,551
INTECH International Fund	38,411,026
Perkins Select Value Fund	6,124,577
Perkins Value Plus Income Fund	3,386,495

Financial assets were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Derivative Instruments

The Funds, except the Money Market Funds, may invest in various types of derivatives, which may at times result in significant derivative exposure. INTECH Global Dividend Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, and INTECH U.S. Value Fund (the “Mathematical Funds”) may invest, to a limited extent, in certain types of derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, commodities-linked derivative instruments, inflation-index swaps, and other equity-linked derivatives. Each derivative instrument that was held by one or more of the Funds during the period ended September 30, 2014 is discussed in further detail below.

The Funds may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative (to earn income and seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Funds may not use any derivative to gain exposure to an asset or class of assets in which they would be prohibited by their respective investment restrictions from purchasing directly. The Funds’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk, as described below.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs.

OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Commodity Risk – Commodity risk relates to the change in value of commodities or commodity-linked investments due to changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

•	Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.

•	Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

•	Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•	Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

•	Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•	Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Funds’ net asset value (“NAV”) to likewise decrease, and vice versa.

•	Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

•	Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Commodity-Linked Investments in Janus Diversified Alternatives Subsidiary, Ltd.

Janus Diversified Alternatives Fund may invest in commodity index-linked swap agreements, commodity options and futures, and options on futures that provide exposure to the investment returns of the commodities markets. The Fund may also invest in other commodity-linked derivative instruments, such as commodity-linked notes (“structured notes”). The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in Janus Diversified Alternatives Subsidiary, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands as an exempted company which is generally subject to the same investment policies and restrictions as the Fund. Janus Diversified Alternatives Subsidiary, Ltd. invests in commodity-linked investments and other investments which may serve as margin or collateral for Janus Diversified Alternatives Subsidiary Ltd.’s derivative positions. Such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Funds, except the Global Allocation Funds, Mathematical Funds, and the Money Market Funds, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

During the period, Janus Diversified Alternatives Fund and Janus Global Bond Fund entered into forward contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency.  These forward contracts seek to increase exposure to currency risk.

During the period, Janus Global Bond Fund entered into forward contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the fund.

During the period, Janus Diversified Alternatives Fund, and Janus Global Bond Fund entered into forward contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency.  These forward contracts seek to increase exposure to currency risk.

During the period, Janus Global Bond Fund, Janus Multi-Sector Income Fund, Janus Unconstrained Bond Fund and Perkins Value Plus Income Fund entered into forward contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the fund.

The following table provides average ending monthly currency units on purchased and sold forward contracts during the period ended September 30, 2014.

Fund	Purchased	Sold
Janus Diversified Alternatives Fund	15,861,750	221,693,500
Janus Global Bond Fund	4,683,796,750	159,958,000
Janus Multi-Sector Income Fund	-	997,500
Janus Unconstrained Bond Fund	-	25,130
Perkins Value Plus Income Fund	-	3,481,250

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, equity risk, commodity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e. treated as realized and subject to distribution) for federal income tax purposes at fiscal year end. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds’ futures commission merchant.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, Janus Diversified Alternatives Fund has: purchased interest rate futures to increase exposure to interest rate risk; purchased commodity futures to increase exposure to commodity risk; sold commodity futures to decrease exposure to commodity risk; purchased futures on equity indices to increase exposure to equity risk; purchased futures on currency indices to increase exposure to currency risk; sold futures on currency indices to decrease exposure to currency risk.

The following table provides average ending monthly market value amounts on purchased and sold futures contracts during the period ended September 30, 2014.

Fund	Purchased	Sold
Janus Diversified Alternatives Fund	$8,454,255	$27,114,286

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date. The Funds, except the Mathematical Funds, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier”. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds' exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

During the period, Perkins Value Plus Income Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.

The following table provides average ending monthly market value amounts on written call options during the period ended September 30, 2014.

Fund	Written Call Options
Perkins Value Plus Income Fund	$3,067

Written option activity for the period ended September 30, 2014 is indicated in the tables below:

Call Options	Number of Contracts	Premiums Received
Perkins Value Plus Income Fund
Options outstanding at June 30, 2014	102	$ 3,066
Options written	476	13,583
Options closed	(45)	(1,522)
Options expired	(343)	(10,133)
Options exercised	(23)	(747)
Options outstanding at September 30, 2014	167	$ 4,247

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Funds, with the exception of the Global Allocation Funds and the Mathematical Funds, may utilize swap agreements as a means to gain exposure to a commodity index, commodity markets, or certain common or preferred stocks and/or to “hedge” or protect its portfolio from adverse movements in securities prices, the rate of inflation, or interest rates. The Funds are subject to equity risk, commodity risk, and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Swap agreements are typically privately negotiated and entered into in the OTC market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd- Frank Act”) of 2010 now requires certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Fund’s maximum risk of loss for total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

During the period, Janus Diversified Alternatives Fund entered into total return swaps on equity securities or indices to increase exposure to equity risk.  These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract.  The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

During the period, Janus Diversified Alternatives Fund entered into total return swaps on equity securities or indices to decrease exposure to equity risk.  These total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities. The Fund will receive payments of a floating reference interest rate and an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.

During the period, Janus Diversified Alternatives Fund entered into total return swaps on commodity indices to increase exposure to commodity risk.  These total return swaps require the Fund to pay a fixed or a floating reference interest rate, and an amount equal to the negative price movement of an index multiplied by the notional amount of the contract.  The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.

During the year, the Janus Diversified Alternatives Fund entered into total return swaps on credit indices to increase exposure to credit risk. These total return swaps require the Janus Diversified Alternatives Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.

The following table provides average ending monthly notional amount on total return swaps which are long and short the reference asset during the period ended September 30, 2014.

Fund	Long	Short
Janus Diversified Alternatives Fund	$65,150,639	$19,151,964

Additional Investment Risk

Janus Flexible Bond Fund, Janus Global Bond Fund, Janus High-Yield Fund, Janus Multi-Sector Income Fund, Janus Real Return Fund, Janus Short-Term Bond Fund, and Janus Unconstrained Bond Fund (the “Fixed Income Funds”), Perkins Value Plus Income Fund, and certain underlying funds of the Global Allocation Funds may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. The Mathematical Funds do not intend to invest in these types of bonds.

The financial crisis that began in 2008 caused a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/ credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks took steps to support the financial markets. The withdrawal of this support, a failure of measures put into place to respond to the crisis, or investor perception that such efforts were not sufficient each could negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in July 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Funds and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced severe economic and financial difficulties. As a result, financial markets in the EU have been subject to increased volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Fund’s investment Fund and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, each Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Funds' investments. In addition, the Funds’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Funds’ investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent a Fund invests in Chinese local market securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging markets countries may be reduced when a Fund invests indirectly in foreign securities through various other investment vehicles including derivatives.

Loans

The Fixed Income Funds, Perkins Value Plus Income Fund, and certain underlying funds of the Global Allocation Funds may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Below are descriptions of the types of loans held by the Fixed Income Funds, Perkins Value Plus Income Fund, and certain underlying funds of the Global Allocation Funds at period end September 30, 2014.

•	Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. A Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

•	Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Funds generally expect to invest in fully funded term loans, certain of the loans in which the Funds may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

•	Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

The Funds, except the Global Allocation Funds and the Mathematical Funds, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying assets fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Funds’ yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Funds’ sensitivity to interest rate changes and causing its price to decline.

Real Estate Investing

The Funds may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include corporate bonds, common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real-estate backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, certain Funds may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions.  Each Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If a Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause a Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Funds and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Funds and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Funds may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Sovereign Debt

A Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent a Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

When-Issued and Delayed Delivery Securities

The Funds may purchase or sell securities on a when issued or delayed delivery basis. When-issued and delayed delivery securities in which the Funds may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds’ custodian sufficient to cover the purchase price.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2014 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
INTECH Global Dividend Fund	$ 17,720,839	$ 1,307,008	$ (745,178)	$ 561,830
INTECH International Fund	72,828,435	1,872,404	(3,324,565)	(1,452,161)
INTECH U.S. Core Fund	578,636,559	133,578,250	(7,948,824)	125,629,426
INTECH U.S. Growth Fund	283,234,813	55,882,100	(6,468,745)	49,413,355
INTECH U.S. Value Fund	114,261,722	10,333,087	(2,750,803)	7,582,284
Janus Diversified Alternatives Fund	5,340,598	-	(310,733)	(310,733)
Janus Flexible Bond Fund	7,518,680,752	131,811,082	(32,760,492)	99,050,590
Janus Global Allocation Fund – Conservative	268,713,891	31,870,200	(267,919)	31,602,281
Janus Global Allocation Fund – Growth	224,629,524	50,937,497	(407,544)	50,529,953
Janus Global Allocation Fund – Moderate	273,190,884	48,431,682	(371,918)	48,059,764
Janus Global Bond Fund	358,417,807	2,532,924	(12,267,614)	(9,734,690)
Janus Government Money Market Fund	165,187,528	-	-	-
Janus High-Yield Fund	2,393,090,322	41,534,805	(39,867,357)	1,667,448
Janus Money Market Fund	1,200,445,914	-	-	-
Janus Multi-Sector Income Fund	15,023,153	67,899	(267,925)	(200,026)
Janus Real Return Fund	14,284,263	47,344	(180,425)	(133,081)
Janus Short-Term Bond Fund	3,007,173,948	17,966,414	(8,492,783)	9,473,631
Janus Unconstrained Bond Fund	80,079,228	2,617	(36,321)	(33,704)
Perkins Large Cap Value Fund	102,836,947	37,131,402	(1,364,000)	35,767,402
Perkins Mid Cap Value Fund	5,974,353,357	1,654,186,179	(72,186,989)	1,581,999,190
Perkins Select Value Fund	63,555,881	11,677,022	(1,269,344)	10,407,678
Perkins Small Cap Value Fund	1,477,865,160	298,934,404	(14,179,348)	284,755,056
Perkins Value Plus Income Fund	47,197,320	4,537,058	(1,017,539)	3,519,519

Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to September 30, 2014 and through the date of the filing and determined that there were material events or transactions that would require recognition or disclosure in the Funds’ filings.

Effective October 6, 2014, Janus Unconstrained Bond Fund changed its name to Janus Global Unconstrained Bond Fund.  Also effective October 6, 2014, William H. Gross is Executive Vice President and Portfolio Manager of Janus Global Unconstrained Bond Fund. See Janus Global Unconstrained Bond Fund’s currently effective prospectuses for more details.

Item 2. Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By: /s/ Bruce Koepfgen

Bruce Koepfgen,

President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen

Bruce Koepfgen,

President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: November 28, 2014

By: /s/ Jesper Nergaard

Jesper Nergaard,

Vice President, Chief Financial Officer, Treasurer and Principal

Accounting Officer of Janus Investment Fund

(Principal Accounting Officer and Principal Financial Officer)

Date: November 28, 2014